UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02896

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 15

Address of principal executive offices:	655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2024

Date of reporting period:	8/31/2024

Item 1 – Reports to Stockholders

(a)	Report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

PGIM ESG High Yield Fund
Class A:
PGANX
ANNUAL SHAREHOLDER REPORT – August 31, 2024
This annual shareholder report contains important information about the Class A shares of PGIM ESG High Yield Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM ESG High Yield Fund—Class A	$86	0.81%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US high yield bonds posted strong total returns over the reporting period amid resilient economic growth, stable corporate earnings, and light net new supply against inflows into high yield bond mutual funds and exchange-traded funds of approximately $14 billion. Lower-quality bonds outperformed, with CCC-rated bonds outperforming both BB-rated and B-rated bonds during the reporting period.
■
The following contributed most to the Fund’s performance relative to the Index during the reporting period: security selection in telecom, gaming/lodging/leisure, cable & satellite, finance companies, automotives, and paper & packaging; an underweight to the US investment-grade corporate sector, along with overweights to the emerging-markets high yield and AAA collateralized loan obligation sectors; and industry underweights to media & entertainment and telecom, along with industry overweights to healthcare & pharmaceuticals, finance companies, and building materials & home construction.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in healthcare &
pharmaceuticals, chemicals, consumer non-cyclicals, retailers & restaurants, media & entertainment, and transportation & environmental services; an underweight allocation to the US high yield corporate sector and an overweight to the US bank loan sector; and industry overweights to cable & satellite and transportation & environmental services, along with industry underweights to gaming/lodging/leisure, retailers & restaurants, and consumer non-cyclicals.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. (Duration measures the sensitivity of the price—
the value of principal—of a bond to a change in interest rates. A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.) In aggregate, these positions contributed to performance during the reporting period.
MF249EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 8, 2021 to August 31, 2024 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 8/31/2024
	One Year (%)	Since Inception (%)
Class A with sales charges	8.30%	0.52% (12/8/2021)
Class A without sales charges	11.94%	1.74% (12/8/2021)
Bloomberg US Corporate High Yield 1% Issuer Capped Index	12.54%	3.26%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index*	7.30%	-2.08%

*The Fund has added this broad-based index in response to new regulatory requirements.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 26,282,430
Number of fund holdings	363
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	42%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	9.5
A	0.4
BBB	7.1
BB	47.0
B	21.3
CCC	9.0
Not Rated	4.1
Cash/Cash Equivalents	1.6
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM ESG High Yield Fund

SHARE CLASS	A
NASDAQ	PGANX
CUSIP	74442J802
MF249EA

PGIM ESG High Yield Fund
Class C:
PGAUX
ANNUAL SHAREHOLDER REPORT – August 31, 2024
This annual shareholder report contains important information about the Class C shares of PGIM ESG High Yield Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM ESG High Yield Fund—Class C	$160	1.52%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US high yield bonds posted strong total returns over the reporting period amid resilient economic growth, stable corporate earnings, and light net new supply against inflows into high yield bond mutual funds and exchange-traded funds of approximately $14 billion. Lower-quality bonds outperformed, with CCC-rated bonds outperforming both BB-rated and B-rated bonds during the reporting period.
■
The following contributed most to the Fund’s performance relative to the Index during the reporting period: security selection in telecom, gaming/lodging/leisure, cable & satellite, finance companies, automotives, and paper & packaging; an underweight to the US investment-grade corporate sector, along with overweights to the emerging-markets high yield and AAA collateralized loan obligation sectors; and industry underweights to media & entertainment and telecom, along with industry overweights to healthcare & pharmaceuticals, finance companies, and building materials & home construction.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in healthcare &
pharmaceuticals, chemicals, consumer non-cyclicals, retailers & restaurants, media & entertainment, and transportation & environmental services; an underweight allocation to the US high yield corporate sector and an overweight to the US bank loan sector; and industry overweights to cable & satellite and transportation & environmental services, along with industry underweights to gaming/lodging/leisure, retailers & restaurants, and consumer non-cyclicals.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. (Duration measures the sensitivity of the price—
the value of principal—of a bond to a change in interest rates. A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.) In aggregate, these positions contributed to performance during the reporting period.
MF249EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 8, 2021 to August 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2024
	One Year (%)	Since Inception (%)
Class C with sales charges	10.04%	1.00% (12/8/2021)
Class C without sales charges	11.04%	1.00% (12/8/2021)
Bloomberg US Corporate High Yield 1% Issuer Capped Index	12.54%	3.26%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index*	7.30%	-2.08%

*The Fund has added this broad-based index in response to new regulatory requirements.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 26,282,430
Number of fund holdings	363
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	42%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	9.5
A	0.4
BBB	7.1
BB	47.0
B	21.3
CCC	9.0
Not Rated	4.1
Cash/Cash Equivalents	1.6
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM ESG High Yield Fund

SHARE CLASS	C
NASDAQ	PGAUX
CUSIP	74442J885
MF249EC

PGIM ESG High Yield Fund
Class Z:
PGAVX
ANNUAL SHAREHOLDER REPORT – August 31, 2024
This annual shareholder report contains important information about the Class Z shares of PGIM ESG High Yield Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM ESG High Yield Fund—Class Z	$59	0.56%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US high yield bonds posted strong total returns over the reporting period amid resilient economic growth, stable corporate earnings, and light net new supply against inflows into high yield bond mutual funds and exchange-traded funds of approximately $14 billion. Lower-quality bonds outperformed, with CCC-rated bonds outperforming both BB-rated and B-rated bonds during the reporting period.
■
The following contributed most to the Fund’s performance relative to the Index during the reporting period: security selection in telecom, gaming/lodging/leisure, cable & satellite, finance companies, automotives, and paper & packaging; an underweight to the US investment-grade corporate sector, along with overweights to the emerging-markets high yield and AAA collateralized loan obligation sectors; and industry underweights to media & entertainment and telecom, along with industry overweights to healthcare & pharmaceuticals, finance companies, and building materials & home construction.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in healthcare &
pharmaceuticals, chemicals, consumer non-cyclicals, retailers & restaurants, media & entertainment, and transportation & environmental services; an underweight allocation to the US high yield corporate sector and an overweight to the US bank loan sector; and industry overweights to cable & satellite and transportation & environmental services, along with industry underweights to gaming/lodging/leisure, retailers & restaurants, and consumer non-cyclicals.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. (Duration measures the sensitivity of the price—
the value of principal—of a bond to a change in interest rates. A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.) In aggregate, these positions contributed to performance during the reporting period.
MF249EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 8, 2021 to August 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2024
	One Year (%)	Since Inception (%)
Class Z	12.11%	1.97% (12/8/2021)
Bloomberg US Corporate High Yield 1% Issuer Capped Index	12.54%	3.26%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index*	7.30%	-2.08%

*The Fund has added this broad-based index in response to new regulatory requirements.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 26,282,430
Number of fund holdings	363
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	42%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	9.5
A	0.4
BBB	7.1
BB	47.0
B	21.3
CCC	9.0
Not Rated	4.1
Cash/Cash Equivalents	1.6
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM ESG High Yield Fund

SHARE CLASS	Z
NASDAQ	PGAVX
CUSIP	74442J877
MF249EZ

PGIM ESG High Yield Fund
Class R6:
PGAQX
ANNUAL SHAREHOLDER REPORT – August 31, 2024
This annual shareholder report contains important information about the Class R6 shares of PGIM ESG High Yield Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM ESG High Yield Fund—Class R6	$46	0.43%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US high yield bonds posted strong total returns over the reporting period amid resilient economic growth, stable corporate earnings, and light net new supply against inflows into high yield bond mutual funds and exchange-traded funds of approximately $14 billion. Lower-quality bonds outperformed, with CCC-rated bonds outperforming both BB-rated and B-rated bonds during the reporting period.
■
The following contributed most to the Fund’s performance relative to the Index during the reporting period: security selection in telecom, gaming/lodging/leisure, cable & satellite, finance companies, automotives, and paper & packaging; an underweight to the US investment-grade corporate sector, along with overweights to the emerging-markets high yield and AAA collateralized loan obligation sectors; and industry underweights to media & entertainment and telecom, along with industry overweights to healthcare & pharmaceuticals, finance companies, and building materials & home construction.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in healthcare &
pharmaceuticals, chemicals, consumer non-cyclicals, retailers & restaurants, media & entertainment, and transportation & environmental services; an underweight allocation to the US high yield corporate sector and an overweight to the US bank loan sector; and industry overweights to cable & satellite and transportation & environmental services, along with industry underweights to gaming/lodging/leisure, retailers & restaurants, and consumer non-cyclicals.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. (Duration measures the sensitivity of the price—
the value of principal—of a bond to a change in interest rates. A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.) In aggregate, these positions contributed to performance during the reporting period.
MF249ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 8, 2021 to August 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2024
	One Year (%)	Since Inception (%)
Class R6	12.25%	2.10% (12/8/2021)
Bloomberg US Corporate High Yield 1% Issuer Capped Index	12.54%	3.26%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index*	7.30%	-2.08%

*The Fund has added this broad-based index in response to new regulatory requirements.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 26,282,430
Number of fund holdings	363
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	42%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	9.5
A	0.4
BBB	7.1
BB	47.0
B	21.3
CCC	9.0
Not Rated	4.1
Cash/Cash Equivalents	1.6
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM ESG High Yield Fund

SHARE CLASS	R6
NASDAQ	PGAQX
CUSIP	74442J869
MF249ER6

PGIM High Yield Fund
Class A:
PBHAX
ANNUAL SHAREHOLDER REPORT – August 31, 2024
This annual shareholder report contains important information about the Class A shares of PGIM High Yield Fund (the “Fund”) for the period of
September 1, 2023 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM High Yield Fund—Class A	$78	0.74%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US high yield bonds posted strong total returns over the reporting period amid resilient economic growth, stable corporate earnings, and light net new supply against inflows into high yield bond mutual funds and exchange-traded funds of approximately $14 billion. Lower-quality bonds outperformed, with CCC-rated bonds outperforming both BB-rated and B-rated bonds during the reporting period.
■
The following contributed most to the Fund’s performance relative to the Index during the reporting period: security selection in electric utilities, cable & satellite, automotives, technology, and finance companies; an overweight to the emerging-markets high yield sector; and an industry underweight to media & entertainment, along with industry overweights to electric utilities, airlines, and building materials & home construction.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in telecom, chemicals, midstream energy, retailers & restaurants, aerospace & defense, and paper & packaging; an overweight to the US bank loan sector, along with an underweight to the US high yield corporate sector; and industry overweights to cable & satellite, telecom and metals & mining, along with industry underweights to technology and retailers & restaurants.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. (Duration measures the sensitivity of the price—
the value of principal—of a bond to a change in interest rates. A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.) In aggregate, these positions modestly detracted from performance during the reporting period.
MF110EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: August 31, 2014 to August 31, 2024 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 8/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	8.13%	3.25%	4.19%
Class A without sales charges	11.75%	3.93%	4.53%
Bloomberg US Corporate High Yield 1% Issuer Capped Index	12.54%	4.37%	4.58%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index*	7.30%	-0.04%	1.64%
*The Fund has added this broad-based index in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 19,190,229,872
Number of fund holdings	792
Total advisory fees paid for the year	$ 65,873,278
Portfolio turnover rate for the year	42%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	6.1
A	0.3
BBB	5.5
BB	45.7
B	24.1
CCC	11.3
CC	0.1
Not Rated	5.9
Cash/Cash Equivalents	1.0
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM High Yield Fund

SHARE CLASS	A
NASDAQ	PBHAX
CUSIP	74440Y108
MF110EA

PGIM High Yield Fund
Class C:
PRHCX
ANNUAL SHAREHOLDER REPORT – August 31, 2024
This annual shareholder report contains important information about the Class C shares of PGIM High Yield Fund (the “Fund”) for the period of
September 1, 2023 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM High Yield Fund—Class C	$155	1.47%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US high yield bonds posted strong total returns over the reporting period amid resilient economic growth, stable corporate earnings, and light net new supply against inflows into high yield bond mutual funds and exchange-traded funds of approximately $14 billion. Lower-quality bonds outperformed, with CCC-rated bonds outperforming both BB-rated and B-rated bonds during the reporting period.
■
The following contributed most to the Fund’s performance relative to the Index during the reporting period: security selection in electric utilities, cable & satellite, automotives, technology, and finance companies; an overweight to the emerging-markets high yield sector; and an industry underweight to media & entertainment, along with industry overweights to electric utilities, airlines, and building materials & home construction.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in telecom, chemicals, midstream energy, retailers & restaurants, aerospace & defense, and paper & packaging; an overweight to the US bank loan sector, along with an underweight to the US high yield corporate sector; and industry overweights to cable & satellite, telecom and metals & mining, along with industry underweights to technology and retailers & restaurants.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. (Duration measures the sensitivity of the price—
the value of principal—of a bond to a change in interest rates. A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.) In aggregate, these positions modestly detracted from performance during the reporting period.
MF110EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: August 31, 2014 to August 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	9.72%	3.19%	3.76%
Class C without sales charges	10.72%	3.19%	3.76%
Bloomberg US Corporate High Yield 1% Issuer Capped Index	12.54%	4.37%	4.58%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index*	7.30%	-0.04%	1.64%
*The Fund has added this broad-based index in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 19,190,229,872
Number of fund holdings	792
Total advisory fees paid for the year	$ 65,873,278
Portfolio turnover rate for the year	42%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	6.1
A	0.3
BBB	5.5
BB	45.7
B	24.1
CCC	11.3
CC	0.1
Not Rated	5.9
Cash/Cash Equivalents	1.0
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM High Yield Fund

SHARE CLASS	C
NASDAQ	PRHCX
CUSIP	74440Y306
MF110EC

PGIM High Yield Fund
Class R:
JDYRX
ANNUAL SHAREHOLDER REPORT – August 31, 2024
This annual shareholder report contains important information about the Class R shares of PGIM High Yield Fund (the “Fund”) for the period of
September 1, 2023 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM High Yield Fund—Class R	$111	1.05%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US high yield bonds posted strong total returns over the reporting period amid resilient economic growth, stable corporate earnings, and light net new supply against inflows into high yield bond mutual funds and exchange-traded funds of approximately $14 billion. Lower-quality bonds outperformed, with CCC-rated bonds outperforming both BB-rated and B-rated bonds during the reporting period.
■
The following contributed most to the Fund’s performance relative to the Index during the reporting period: security selection in electric utilities, cable & satellite, automotives, technology, and finance companies; an overweight to the emerging-markets high yield sector; and an industry underweight to media & entertainment, along with industry overweights to electric utilities, airlines, and building materials & home construction.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in telecom, chemicals, midstream energy, retailers & restaurants, aerospace & defense, and paper & packaging; an overweight to the US bank loan sector, along with an underweight to the US high yield corporate sector; and industry overweights to cable & satellite, telecom and metals & mining, along with industry underweights to technology and retailers & restaurants.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. (Duration measures the sensitivity of the price—
the value of principal—of a bond to a change in interest rates. A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.) In aggregate, these positions modestly detracted from performance during the reporting period.
MF110ER

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: August 31, 20214 to August 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	11.41%	3.62%	4.24%
Bloomberg US Corporate High Yield 1% Issuer Capped Index	12.54%	4.37%	4.58%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index*	7.30%	-0.04%	1.64%
*The Fund has added this broad-based index in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 19,190,229,872
Number of fund holdings	792
Total advisory fees paid for the year	$ 65,873,278
Portfolio turnover rate for the year	42%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	6.1
A	0.3
BBB	5.5
BB	45.7
B	24.1
CCC	11.3
CC	0.1
Not Rated	5.9
Cash/Cash Equivalents	1.0
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM High Yield Fund

SHARE CLASS	R
NASDAQ	JDYRX
CUSIP	74440Y603
MF110ER

PGIM High Yield Fund
Class Z:
PHYZX
ANNUAL SHAREHOLDER REPORT – August 31, 2024
This annual shareholder report contains important information about the Class Z shares of PGIM High Yield Fund (the “Fund”) for the period of
September 1, 2023 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM High Yield Fund—Class Z	$54	0.51%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US high yield bonds posted strong total returns over the reporting period amid resilient economic growth, stable corporate earnings, and light net new supply against inflows into high yield bond mutual funds and exchange-traded funds of approximately $14 billion. Lower-quality bonds outperformed, with CCC-rated bonds outperforming both BB-rated and B-rated bonds during the reporting period.
■
The following contributed most to the Fund’s performance relative to the Index during the reporting period: security selection in electric utilities, cable & satellite, automotives, technology, and finance companies; an overweight to the emerging-markets high yield sector; and an industry underweight to media & entertainment, along with industry overweights to electric utilities, airlines, and building materials & home construction.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in telecom, chemicals, midstream energy, retailers & restaurants, aerospace & defense, and paper & packaging; an overweight to the US bank loan sector, along with an underweight to the US high yield corporate sector; and industry overweights to cable & satellite, telecom and metals & mining, along with industry underweights to technology and retailers & restaurants.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. (Duration measures the sensitivity of the price—
the value of principal—of a bond to a change in interest rates. A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.) In aggregate, these positions modestly detracted from performance during the reporting period.
MF110EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: August 31, 2014 to August 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	12.00%	4.19%	4.79%
Bloomberg US Corporate High Yield 1% Issuer Capped Index	12.54%	4.37%	4.58%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index*	7.30%	-0.04%	1.64%
*The Fund has added this broad-based index in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 19,190,229,872
Number of fund holdings	792
Total advisory fees paid for the year	$ 65,873,278
Portfolio turnover rate for the year	42%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	6.1
A	0.3
BBB	5.5
BB	45.7
B	24.1
CCC	11.3
CC	0.1
Not Rated	5.9
Cash/Cash Equivalents	1.0
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM High Yield Fund

SHARE CLASS	Z
NASDAQ	PHYZX
CUSIP	74440Y801
MF110EZ

PGIM High Yield Fund
Class R2:
PHYEX
ANNUAL SHAREHOLDER REPORT – August 31, 2024
This annual shareholder report contains important information about the Class R2 shares of PGIM High Yield Fund (the “Fund”) for the period of
September 1, 2023 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM High Yield Fund—Class R2	$96	0.91%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US high yield bonds posted strong total returns over the reporting period amid resilient economic growth, stable corporate earnings, and light net new supply against inflows into high yield bond mutual funds and exchange-traded funds of approximately $14 billion. Lower-quality bonds outperformed, with CCC-rated bonds outperforming both BB-rated and B-rated bonds during the reporting period.
■
The following contributed most to the Fund’s performance relative to the Index during the reporting period: security selection in electric utilities, cable & satellite, automotives, technology, and finance companies; an overweight to the emerging-markets high yield sector; and an industry underweight to media & entertainment, along with industry overweights to electric utilities, airlines, and building materials & home construction.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in telecom, chemicals, midstream energy, retailers & restaurants, aerospace & defense, and paper & packaging; an overweight to the US bank loan sector, along with an underweight to the US high yield corporate sector; and industry overweights to cable & satellite, telecom and metals & mining, along with industry underweights to technology and retailers & restaurants.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. (Duration measures the sensitivity of the price—
the value of principal—of a bond to a change in interest rates. A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.) In aggregate, these positions modestly detracted from performance during the reporting period.
MF110ER2

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R2 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 27, 2017 to August 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	11.56%	3.78%	4.30% (12/27/2017)
Bloomberg US Corporate High Yield 1% Issuer Capped Index	12.54%	4.37%	4.52%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index*	7.30%	-0.04%	1.29%

*The Fund has added this broad-based index in response to new regulatory requirements.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 19,190,229,872
Number of fund holdings	792
Total advisory fees paid for the year	$ 65,873,278
Portfolio turnover rate for the year	42%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	6.1
A	0.3
BBB	5.5
BB	45.7
B	24.1
CCC	11.3
CC	0.1
Not Rated	5.9
Cash/Cash Equivalents	1.0
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM High Yield Fund

SHARE CLASS	R2
NASDAQ	PHYEX
CUSIP	74442J604
MF110ER2

PGIM High Yield Fund
Class R4:
PHYGX
ANNUAL SHAREHOLDER REPORT – August 31, 2024
This annual shareholder report contains important information about the Class R4 shares of PGIM High Yield Fund (the “Fund”) for the period of
September 1, 2023 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM High Yield Fund—Class R4	$70	0.66%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US high yield bonds posted strong total returns over the reporting period amid resilient economic growth, stable corporate earnings, and light net new supply against inflows into high yield bond mutual funds and exchange-traded funds of approximately $14 billion. Lower-quality bonds outperformed, with CCC-rated bonds outperforming both BB-rated and B-rated bonds during the reporting period.
■
The following contributed most to the Fund’s performance relative to the Index during the reporting period: security selection in electric utilities, cable & satellite, automotives, technology, and finance companies; an overweight to the emerging-markets high yield sector; and an industry underweight to media & entertainment, along with industry overweights to electric utilities, airlines, and building materials & home construction.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in telecom, chemicals, midstream energy, retailers & restaurants, aerospace & defense, and paper & packaging; an overweight to the US bank loan sector, along with an underweight to the US high yield corporate sector; and industry overweights to cable & satellite, telecom and metals & mining, along with industry underweights to technology and retailers & restaurants.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. (Duration measures the sensitivity of the price—
the value of principal—of a bond to a change in interest rates. A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.) In aggregate, these positions modestly detracted from performance during the reporting period.
MF110ER4

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R4 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 27, 2017 to August 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	11.61%	3.99%	4.53% (12/27/2017)
Bloomberg US Corporate High Yield 1% Issuer Capped Index	12.54%	4.37%	4.52%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index*	7.30%	-0.04%	1.29%

*The Fund has added this broad-based index in response to new regulatory requirements.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 19,190,229,872
Number of fund holdings	792
Total advisory fees paid for the year	$ 65,873,278
Portfolio turnover rate for the year	42%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	6.1
A	0.3
BBB	5.5
BB	45.7
B	24.1
CCC	11.3
CC	0.1
Not Rated	5.9
Cash/Cash Equivalents	1.0
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM High Yield Fund

SHARE CLASS	R4
NASDAQ	PHYGX
CUSIP	74442J703
MF110ER4

PGIM High Yield Fund
Class R6:
PHYQX
ANNUAL SHAREHOLDER REPORT – August 31, 2024
This annual shareholder report contains important information about the Class R6 shares of PGIM High Yield Fund (the “Fund”) for the period of
September 1, 2023 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
.
 You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM High Yield Fund—Class R6	$40	0.38%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US high yield bonds posted strong total returns over the reporting period amid resilient economic growth, stable corporate earnings, and light net new supply against inflows into high yield bond mutual funds and exchange-traded funds of approximately $14 billion. Lower-quality bonds outperformed, with CCC-rated bonds outperforming both BB-rated and B-rated bonds during the reporting period.
■
The following contributed most to the Fund’s performance relative to the Index during the reporting period: security selection in electric utilities, cable & satellite, automotives, technology, and finance companies; an overweight to the emerging-markets high yield sector; and an industry underweight to media & entertainment, along with industry overweights to electric utilities, airlines, and building materials & home construction.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in telecom, chemicals, midstream energy, retailers & restaurants, aerospace & defense, and paper & packaging; an overweight to the US bank loan sector, along with an underweight to the US high yield corporate sector; and industry overweights to cable & satellite, telecom and metals & mining, along with industry underweights to technology and retailers & restaurants.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. (Duration measures the sensitivity of the price—
the value of principal—of a bond to a change in interest rates. A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.) In aggregate, these positions modestly detracted from performance during the reporting period.
MF110ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: August 31, 2014 to August 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	12.16%	4.32%	4.91%
Bloomberg US Corporate High Yield 1% Issuer Capped Index	12.54%	4.37%	4.58%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index*	7.30%	-0.04%	1.64%
*The Fund has added this broad-based index in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 19,190,229,872
Number of fund holdings	792
Total advisory fees paid for the year	$ 65,873,278
Portfolio turnover rate for the year	42%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	6.1
A	0.3
BBB	5.5
BB	45.7
B	24.1
CCC	11.3
CC	0.1
Not Rated	5.9
Cash/Cash Equivalents	1.0
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM High Yield Fund

SHARE CLASS	R6
NASDAQ	PHYQX
CUSIP	74440Y884
MF110ER6

PGIM Short Duration High Yield Income Fund
Class A:
HYSAX
ANNUAL SHAREHOLDER REPORT – August 31, 2024
This annual shareholder report contains important information about the Class A shares of PGIM Short Duration High Yield Income Fund (the
“Fund”) for the period of September 1, 2023 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration High Yield Income Fund— Class A	$105	1.00%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US high yield bonds posted strong total returns over the reporting period amid resilient economic growth, stable corporate earnings, and light net new supply against inflows into high yield bond mutual funds and exchange-traded funds of approximately $14 billion. Lower-quality bonds outperformed, with CCC-rated bonds outperforming both BB-rated and B-rated bonds during the reporting period.
■
The following contributed most to the Fund’s performance relative to the Index during the reporting period: security selection in electric utilities, telecom, cable & satellite, healthcare & pharmaceuticals, and technology; an underweight to the US high yield corporate sector, along with overweights to the AAA collateralized loan obligation and US investment-grade corporate sectors; and industry underweights to airlines and media & entertainment, along with an industry overweight to chemicals.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in chemicals, paper & packaging, and upstream energy; an overweight to the US bank loan sector; and an industry overweight to cable & satellite and industry underweights to consumer non-cyclicals, retailers & restaurants, and technology.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. (Duration measures the sensitivity of the price—
the value of principal—of a bond to a change in interest rates. A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.) In aggregate, these positions had a modestly positive impact on performance during the reporting period.
MF216EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: August 31, 2014 to August 31, 2024 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 8/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	7.77%	3.92%	4.07%
Class A without sales charges	10.26%	4.39%	4.31%
Bloomberg US High Yield Ba/B 1-5 Year 1% Capped Index	11.01%	4.62%	4.36%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index*	7.30%	-0.04%	1.64%
*The Fund has added this broad-based index in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 4,917,565,973
Number of fund holdings	565
Total advisory fees paid for the year	$ 29,679,875
Portfolio turnover rate for the year	61%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	4.8
A	0.2
BBB	5.7
BB	48.7
B	26.7
CCC	6.3
Not Rated	5.9
Cash/Cash Equivalents	1.7
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Short Duration High Yield Income Fund

SHARE CLASS	A
NASDAQ	HYSAX
CUSIP	74442J109
MF216EA

PGIM Short Duration High Yield Income Fund
Class C:
HYSCX
ANNUAL SHAREHOLDER REPORT – August 31, 2024
This annual shareholder report contains important information about the Class C shares of PGIM Short Duration High Yield Income Fund (the
“Fund”) for the period of September 1, 2023 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration High Yield Income Fund— Class C	$183	1.75%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US high yield bonds posted strong total returns over the reporting period amid resilient economic growth, stable corporate earnings, and light net new supply against inflows into high yield bond mutual funds and exchange-traded funds of approximately $14 billion. Lower-quality bonds outperformed, with CCC-rated bonds outperforming both BB-rated and B-rated bonds during the reporting period.
■
The following contributed most to the Fund’s performance relative to the Index during the reporting period: security selection in electric utilities, telecom, cable & satellite, healthcare & pharmaceuticals, and technology; an underweight to the US high yield corporate sector, along with overweights to the AAA collateralized loan obligation and US investment-grade corporate sectors; and industry underweights to airlines and media & entertainment, along with an industry overweight to chemicals.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in chemicals, paper & packaging, and upstream energy; an overweight to the US bank loan sector; and an industry overweight to cable & satellite and industry underweights to consumer non-cyclicals, retailers & restaurants, and technology.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. (Duration measures the sensitivity of the price—
the value of principal—of a bond to a change in interest rates. A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.) In aggregate, these positions had a modestly positive impact on performance during the reporting period.
MF216EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: August 31, 2014 to August 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	8.44%	3.62%	3.53%
Class C without sales charges	9.44%	3.62%	3.53%
Bloomberg US High Yield Ba/B 1-5 Year 1% Capped Index	11.01%	4.62%	4.36%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index*	7.30%	-0.04%	1.64%
*The Fund has added this broad-based index in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 4,917,565,973
Number of fund holdings	565
Total advisory fees paid for the year	$ 29,679,875
Portfolio turnover rate for the year	61%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	4.8
A	0.2
BBB	5.7
BB	48.7
B	26.7
CCC	6.3
Not Rated	5.9
Cash/Cash Equivalents	1.7
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Short Duration High Yield Income Fund

SHARE CLASS	C
NASDAQ	HYSCX
CUSIP	74442J208
MF216EC

PGIM Short Duration High Yield Income Fund
Class Z:
HYSZX
ANNUAL SHAREHOLDER REPORT – August 31, 2024
This annual shareholder report contains important information about the Class Z shares of PGIM Short Duration High Yield Income Fund (the
“Fund”) for the period of September 1, 2023 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration High Yield Income Fund— Class Z	$79	0.75%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US high yield bonds posted strong total returns over the reporting period amid resilient economic growth, stable corporate earnings, and light net new supply against inflows into high yield bond mutual funds and exchange-traded funds of approximately $14 billion. Lower-quality bonds outperformed, with CCC-rated bonds outperforming both BB-rated and B-rated bonds during the reporting period.
■
The following contributed most to the Fund’s performance relative to the Index during the reporting period: security selection in electric utilities, telecom, cable & satellite, healthcare & pharmaceuticals, and technology; an underweight to the US high yield corporate sector, along with overweights to the AAA collateralized loan obligation and US investment-grade corporate sectors; and industry underweights to airlines and media & entertainment, along with an industry overweight to chemicals.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in chemicals, paper & packaging, and upstream energy; an overweight to the US bank loan sector; and an industry overweight to cable & satellite and industry underweights to consumer non-cyclicals, retailers & restaurants, and technology.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. (Duration measures the sensitivity of the price—
the value of principal—of a bond to a change in interest rates. A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.) In aggregate, these positions had a modestly positive impact on performance during the reporting period.
MF216EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: August 31, 2014 to August 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	10.53%	4.65%	4.57%
Bloomberg US High Yield Ba/B 1-5 Year 1% Capped Index	11.01%	4.62%	4.36%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index*	7.30%	-0.04%	1.64%
*The Fund has added this broad-based index in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 4,917,565,973
Number of fund holdings	565
Total advisory fees paid for the year	$ 29,679,875
Portfolio turnover rate for the year	61%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	4.8
A	0.2
BBB	5.7
BB	48.7
B	26.7
CCC	6.3
Not Rated	5.9
Cash/Cash Equivalents	1.7
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Short Duration High Yield Income Fund

SHARE CLASS	Z
NASDAQ	HYSZX
CUSIP	74442J307
MF216EZ

PGIM Short Duration High Yield Income Fund
Class R6:
HYSQX
ANNUAL SHAREHOLDER REPORT – August 31, 2024
This annual shareholder report contains important information about the Class R6 shares of PGIM Short Duration High Yield Income Fund (the
“Fund”) for the period of September 1, 2023 to August 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration High Yield Income Fund— Class R6	$74	0.70%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US high yield bonds posted strong total returns over the reporting period amid resilient economic growth, stable corporate earnings, and light net new supply against inflows into high yield bond mutual funds and exchange-traded funds of approximately $14 billion. Lower-quality bonds outperformed, with CCC-rated bonds outperforming both BB-rated and B-rated bonds during the reporting period.
■
The following contributed most to the Fund’s performance relative to the Index during the reporting period: security selection in electric utilities, telecom, cable & satellite, healthcare & pharmaceuticals, and technology; an underweight to the US high yield corporate sector, along with overweights to the AAA collateralized loan obligation and US investment-grade corporate sectors; and industry underweights to airlines and media & entertainment, along with an industry overweight to chemicals.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in chemicals, paper & packaging, and upstream energy; an overweight to the US bank loan sector; and an industry overweight to cable & satellite and industry underweights to consumer non-cyclicals, retailers & restaurants, and technology.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. (Duration measures the sensitivity of the price—
the value of principal—of a bond to a change in interest rates. A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.) In aggregate, these positions had a modestly positive impact on performance during the reporting period.
MF216ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 27, 2014 to August 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	10.46%	4.71%	4.75% (10/27/2014)
Bloomberg US High Yield Ba/B 1-5 Year 1% Capped Index	11.01%	4.62%	4.47%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index*	7.30%	-0.04%	1.64%

*The Fund has added this broad-based index in response to new regulatory requirements.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the cl ose
st
month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 4,917,565,973
Number of fund holdings	565
Total advisory fees paid for the year	$ 29,679,875
Portfolio turnover rate for the year	61%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	4.8
A	0.2
BBB	5.7
BB	48.7
B	26.7
CCC	6.3
Not Rated	5.9
Cash/Cash Equivalents	1.7
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Short Duration High Yield Income Fund

SHARE CLASS	R6
NASDAQ	HYSQX
CUSIP	74442J406
MF216ER6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 –	Code of Ethics – See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 –	Audit Committee Financial Expert –

The registrant’s Board has determined that Ms. Grace C. Torres, member of the Board’s Audit Committee is an “audit committee financial expert,” and that she is “independent,” for purposes of this item.

Item 4 –	Principal Accountant Fees and Services –

(a)	Audit Fees

For the fiscal years ended August 31, 2024 and August 31, 2023, PricewaterhouseCoopers LLP (“PwC”), the Registrant’s principal accountant, billed the Registrant $142,040 and $134,000, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees

For the fiscal years ended August 31, 2024 and August 31, 2023: none.

(c)	Tax Fees

For the fiscal years ended August 31, 2024 and August 31, 2023: none.

(d)	All Other Fees

For the fiscal years ended August 31, 2024 and August 31, 2023: none.

(e) (1)  Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent

Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e) (2) Percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X –

	Fiscal Year Ended August 31, 2024	Fiscal Year Ended August 31, 2023
4(b)	Not applicable.	Not applicable.
4(c)	Not applicable.	Not applicable.
4(d)	Not applicable.	Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended August 31, 2024 and August 31, 2023 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as the Registrant’s principal accountant has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

(i) Not applicable.

(j) Not applicable.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 –	11 (Refer to Report below)

PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 15

PGIM ESG High Yield Fund

PGIM High Yield Fund

PGIM Short Duration High Yield Income Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

AUGUST 31, 2024

Table of Contents	Financial Statements and Other Information	August 31, 2024

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary	1
PGIM ESG High Yield Fund	2
PGIM High Yield Fund	40
PGIM Short Duration High Yield Income Fund	103
Notes to Financial Statements	154

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

EUR—Euro

GBP—British Pound

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

BARC—Barclays Bank PLC

BNP—BNP Paribas S.A.

BOA—Bank of America, N.A.

CDX—Credit Derivative Index

CGM—Citigroup Global Markets, Inc.

CLO—Collateralized Loan Obligation

DAC—Designated Activity Company

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

GMTN—Global Medium Term Note

GSI—Goldman Sachs International

HSBC—HSBC Bank PLC

iBoxx—Bond Market Indices

JPM—JPMorgan Chase Bank N.A.

JPS—J.P. Morgan Securities LLC

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

MSI—Morgan Stanley & Co International PLC

MTN—Medium Term Note

OTC—Over-the-counter

PIK—Payment-in-Kind

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

T—Swap payment upon termination

PGIM ESG High Yield Fund

Schedule of Investments

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 96.4%

ASSET-BACKED SECURITIES 2.7%

Collateralized Loan Obligations

Ares CLO Ltd. (Cayman Islands),
Series 2018-28RA, Class A1R, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	6.436%(c)	10/17/30	201	$201,743
HPS Loan Management Ltd. (Cayman Islands),
Series 13A-18, Class A1R, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 1.130%)	6.431(c)	10/15/30	218	217,565
Sound Point CLO Ltd. (Cayman Islands),
Series 2018-03A, Class A1AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	6.579(c)	10/26/31	242	241,581
Voya CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1RR, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)	6.567(c)	04/17/30	52	51,694

TOTAL ASSET-BACKED SECURITIES (cost $712,130)				712,583

CORPORATE BONDS 82.8%

Advertising 0.2%

CMG Media Corp.,
Gtd. Notes, 144A
(original cost $73,009; purchased 12/08/21 -09/22/22)(f)	8.875	12/15/27	75	39,870

Aerospace & Defense 1.2%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	55	54,862
Sr. Unsec’d. Notes, 144A	7.000	06/01/32	25	26,031
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	13	13,228
Sr. Unsec’d. Notes, 144A	7.250	07/01/31	15	15,769
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	20	21,050
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	70	70,350
Sr. Unsec’d. Notes, 144A	8.750	11/15/30	100	108,750

				310,040

Airlines 0.8%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A	7.250	02/15/28	25	25,158

See Notes to Financial Statements.

PGIM ESG High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Airlines (cont’d.)
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.750%	04/20/29	100	$97,813
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	50	48,839
Sr. Sec’d. Notes, 144A	4.625	04/15/29	50	47,612

				219,422

Apparel 1.2%
Kontoor Brands, Inc.,
Gtd. Notes, 144A	4.125	11/15/29	75	70,698
Levi Strauss & Co.,
Sr. Unsec’d. Notes, 144A	3.500	03/01/31	75	67,813
William Carter Co. (The),
Gtd. Notes, 144A	5.625	03/15/27	100	99,866
Wolverine World Wide, Inc.,
Gtd. Notes, 144A	4.000	08/15/29	100	85,360

				323,737

Auto Manufacturers 0.4%
JB Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A	8.750	12/15/31	35	36,923
PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A	9.500	10/01/28	70	71,773

				108,696

Auto Parts & Equipment 1.7%
Adient Global Holdings Ltd.,
Sr. Sec’d. Notes, 144A	7.000	04/15/28	69	70,725
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.500	04/01/27	25	25,140
Dana, Inc.,
Sr. Unsec’d. Notes	4.250	09/01/30	125	112,818
Garrett Motion Holdings, Inc./Garrett LX I Sarl,
Gtd. Notes, 144A	7.750	05/31/32	40	41,454
Phinia, Inc.,
Sr. Sec’d. Notes, 144A	6.750	04/15/29	10	10,267

See Notes to Financial Statements.

PGIM ESG High Yield Fund 3

PGIM ESG High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Parts & Equipment (cont’d.)
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000%	11/17/28	150	$140,012
Titan International, Inc.,
Sr. Sec’d. Notes	7.000	04/30/28	50	48,876

				449,292

Banks 1.4%
Citigroup, Inc.,
Jr. Sub. Notes, Series X	3.875(ff)	02/18/26(oo)	75	71,916
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/27	50	49,363
Sr. Unsec’d. Notes, 144A	7.625	05/01/26	25	25,145
Sr. Unsec’d. Notes, 144A	12.250	10/01/30	25	27,753
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A	4.198(ff)	06/01/32	200	175,215
Popular, Inc. (Puerto Rico),
Sr. Unsec’d. Notes	7.250	03/13/28	25	26,125

				375,517

Building Materials 1.7%
Builders FirstSource, Inc.,
Gtd. Notes, 144A	5.000	03/01/30	10	9,709
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A	6.125	01/15/29	75	62,624
Eco Material Technologies, Inc.,
Sr. Sec’d. Notes, 144A	7.875	01/31/27	40	40,429
EMRLD Borrower LP/Emerald Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A	6.750	07/15/31	25	25,770
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.625	12/15/25	24	23,990
Masterbrand, Inc.,
Gtd. Notes, 144A	7.000	07/15/32	15	15,468
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC,
Sr. Sec’d. Notes, 144A	6.750	04/01/32	13	13,368
MIWD Holdco II LLC/MIWD Finance Corp.,
Gtd. Notes, 144A	5.500	02/01/30	25	23,784

See Notes to Financial Statements.

PGIM ESG High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Building Materials (cont’d.)
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000%	11/01/28	75	$74,785
Sr. Sec’d. Notes, 144A	8.875	11/15/31	20	21,508
Standard Building Solutions, Inc.,
Sr. Unsec’d. Notes, 144A	6.500	08/15/32	10	10,303
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31	40	35,029
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	25	23,399
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	75	73,073

				453,239

Chemicals 1.6%
Ashland, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	09/01/31	100	87,918
ASP Unifrax Holdings, Inc.,
Sr. Sec’d. Notes, 144A (original cost $126,463; purchased 12/08/21)(f)	5.250	09/30/28	125	64,702
Sr. Unsec’d. Notes, 144A (original cost $12,875; purchased 07/01/24)(f)	7.500	09/30/29	25	12,573
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	9.750	11/15/28	200	213,371
SK Invictus Intermediate II Sarl,
Sr. Sec’d. Notes, 144A	5.000	10/30/29	40	37,600

				416,164

Commercial Services 6.0%
Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A	5.500	03/01/28	25	24,577
Allied Universal Holdco LLC,
Sr. Sec’d. Notes, 144A	7.875	02/15/31	40	40,602
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A	9.750	07/15/27	100	100,116
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28	200	184,500
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A	9.000	06/01/29	40	36,306

See Notes to Financial Statements.

PGIM ESG High Yield Fund 5

PGIM ESG High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000%	04/15/29	25	$23,345
Gtd. Notes, 144A	4.625	10/01/27	225	220,214
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A	5.375	03/01/29	75	68,917
Brink’s Co. (The),
Gtd. Notes, 144A	4.625	10/15/27	50	48,830
Herc Holdings, Inc.,
Gtd. Notes, 144A	5.500	07/15/27	50	49,651
Gtd. Notes, 144A	6.625	06/15/29	15	15,431
Hertz Corp. (The),
Gtd. Notes, 144A	5.000	12/01/29	25	16,778
Mavis Tire Express Services Topco Corp.,
Sr. Unsec’d. Notes, 144A	6.500	05/15/29	125	120,454
NESCO Holdings II, Inc.,
Sec’d. Notes, 144A	5.500	04/15/29	75	69,316
Service Corp. International,
Sr. Unsec’d. Notes	4.000	05/15/31	75	68,828
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.,
Gtd. Notes, 144A	6.750	08/15/32	15	15,478
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32	475	428,848
VT Topco, Inc.,
Sr. Sec’d. Notes, 144A	8.500	08/15/30	25	26,260
Williams Scotsman, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/15/29	10	10,316

				1,568,767

Computers 2.4%
Amentum Escrow Corp.,
Sr. Unsec’d. Notes, 144A	7.250	08/01/32	20	20,898
CA Magnum Holdings (India),
Sr. Sec’d. Notes, 144A	5.375	10/31/26	200	194,875
Fortress Intermediate 3, Inc.,
Sr. Sec’d. Notes, 144A	7.500	06/01/31	45	46,735
Gartner, Inc.,
Gtd. Notes, 144A	3.750	10/01/30	100	92,561
McAfee Corp.,
Sr. Unsec’d. Notes, 144A	7.375	02/15/30	100	95,908

See Notes to Financial Statements.

PGIM ESG High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Computers (cont’d.)
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A	9.500%	04/01/29	52	$57,333
NCR Voyix Corp.,
Gtd. Notes, 144A	5.000	10/01/28	125	123,323

				631,633

Distribution/Wholesale 1.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A	3.875	12/15/28	200	185,257
Ritchie Bros Holdings, Inc. (Canada),
Gtd. Notes, 144A	7.750	03/15/31	25	26,500
Windsor Holdings III LLC,
Sr. Sec’d. Notes, 144A	8.500	06/15/30	50	53,673

				265,430

Diversified Financial Services 6.1%
Bread Financial Holdings, Inc.,
Gtd. Notes, 144A	9.750	03/15/29	55	59,379
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A	9.125	05/15/31	40	40,337
Sr. Unsec’d. Notes, 144A	9.250	02/01/29	20	20,476
GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A	6.875	04/15/29	10	10,325
Gtd. Notes, 144A	8.000	02/15/27	50	52,000
goeasy Ltd. (Canada),
Gtd. Notes, 144A	9.250	12/01/28	20	21,450
Sr. Unsec’d. Notes, 144A	7.625	07/01/29	25	25,675
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes, 144A	3.625	09/01/28	105	101,697
LD Holdings Group LLC,
Gtd. Notes, 144A	6.125	04/01/28	25	21,178
LFS Topco LLC,
Gtd. Notes, 144A	5.875	10/15/26	25	23,247
LPL Holdings, Inc.,
Gtd. Notes, 144A	4.375	05/15/31	125	117,008
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A	6.400	03/26/29	5	5,166
Sr. Unsec’d. Notes, 144A	6.500	03/26/31	10	10,436

See Notes to Financial Statements.

PGIM ESG High Yield Fund 7

PGIM ESG High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
Macquarie Airfinance Holdings Ltd. (United Kingdom), (cont’d.)
Sr. Unsec’d. Notes, 144A	8.125%	03/30/29	50	$53,187
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30	225	213,705
Gtd. Notes, 144A	5.500	08/15/28	200	196,601
Gtd. Notes, 144A	5.750	11/15/31	15	14,604
Gtd. Notes, 144A	6.500	08/01/29	15	15,115
Navient Corp.,
Sr. Unsec’d. Notes	5.500	03/15/29	50	47,555
Sr. Unsec’d. Notes	5.875	10/25/24	25	24,975
Sr. Unsec’d. Notes	6.750	06/25/25	25	25,083
Sr. Unsec’d. Notes	9.375	07/25/30	25	27,120
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	100	92,106
Gtd. Notes	7.125	03/15/26	75	76,410
Gtd. Notes	7.500	05/15/31	20	20,642
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	5.375	10/15/25	125	124,498
Gtd. Notes, 144A	7.125	11/15/30	20	20,315
Gtd. Notes, 144A	7.875	12/15/29	15	15,921
PRA Group, Inc.,
Gtd. Notes, 144A	8.875	01/31/30	15	15,517
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	3.875	03/01/31	25	22,831
Gtd. Notes, 144A	4.000	10/15/33	100	88,324

				1,602,883

Electrical Components & Equipment 0.8%
Energizer Holdings, Inc.,
Gtd. Notes, 144A	4.750	06/15/28	50	48,257
EnerSys,
Gtd. Notes, 144A	6.625	01/15/32	10	10,481
WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29	15	15,416
Gtd. Notes, 144A	6.625	03/15/32	20	20,638
Gtd. Notes, 144A	7.250	06/15/28	100	102,606

				197,398

See Notes to Financial Statements.

PGIM ESG High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Engineering & Construction 0.4%
TopBuild Corp.,
Gtd. Notes, 144A
	3.625%	03/15/29	125	$115,745

Entertainment 0.2%
Cinemark USA, Inc.,
Gtd. Notes, 144A	7.000	08/01/32	10	10,380
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A	6.625	03/01/30	50	49,520

				59,900

Environmental Control 1.3%
GFL Environmental, Inc.,
Gtd. Notes, 144A	4.000	08/01/28	125	118,750
Gtd. Notes, 144A	4.375	08/15/29	100	94,907
Reworld Holding Corp.,
Gtd. Notes	5.000	09/01/30	25	22,978
Gtd. Notes, 144A	4.875	12/01/29	100	92,843
Wrangler Holdco Corp. (Canada),
Gtd. Notes, 144A	6.625	04/01/32	5	5,175

				334,653

Foods 2.0%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.500	03/15/29	50	46,330
Gtd. Notes, 144A	6.500	02/15/28	25	25,318
B&G Foods, Inc.,
Gtd. Notes	5.250	04/01/25	27	26,742
Gtd. Notes	5.250	09/15/27	125	118,394
Sr. Sec’d. Notes, 144A	8.000	09/15/28	50	51,969
Ingles Markets, Inc.,
Sr. Unsec’d. Notes, 144A	4.000	06/15/31	50	44,818
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30	100	93,092

See Notes to Financial Statements.

PGIM ESG High Yield Fund 9

PGIM ESG High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Foods (cont’d.)
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625%	04/15/30	50	$47,531
Sr. Unsec’d. Notes, 144A	4.500	09/15/31	75	69,763

				523,957

Gas 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27	15	14,680
Sr. Unsec’d. Notes	5.875	08/20/26	40	39,574

				54,254

Healthcare-Products 0.9%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
	3.875	04/01/29	260	245,890

Healthcare-Services 3.8%
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	175	155,833
Gtd. Notes, 144A	4.625	06/01/30	175	164,699
LifePoint Health, Inc.,
Gtd. Notes, 144A	5.375	01/15/29	75	70,090
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A	5.500	09/01/28	150	109,435
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A	9.375	09/01/29	20	20,151
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29	150	144,034
Sr. Sec’d. Notes	4.375	01/15/30	200	191,370
Sr. Unsec’d. Notes	6.875	11/15/31	125	135,987

				991,599

Home Builders 6.5%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	25	23,720
Sr. Unsec’d. Notes, 144A	6.625	01/15/28	125	125,999

See Notes to Financial Statements.

PGIM ESG High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)

Beazer Homes USA, Inc.,
Gtd. Notes	5.875%	10/15/27	150	$149,114
Gtd. Notes	7.250	10/15/29	75	76,655

Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	6.250	09/15/27	50	49,750
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	75	70,125

Empire Communities Corp. (Canada),
Sr. Unsec’d. Notes, 144A	9.750	05/01/29	25	26,406

Forestar Group, Inc.,
Gtd. Notes, 144A	5.000	03/01/28	125	121,293

KB Home,
Gtd. Notes	4.000	06/15/31	150	138,385
Gtd. Notes	4.800	11/15/29	25	24,404

Landsea Homes Corp.,
Sr. Unsec’d. Notes, 144A	8.875	04/01/29	50	51,709

M/I Homes, Inc.,
Gtd. Notes	4.950	02/01/28	150	147,121

Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	200	189,250

Meritage Homes Corp.,
Gtd. Notes	5.125	06/06/27	75	75,549

Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	25	24,401
Sr. Unsec’d. Notes	4.750	04/01/29	100	96,099

STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A	8.750	02/15/29	25	26,276

Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	50	50,422
Gtd. Notes, 144A	5.875	06/15/27	75	75,971
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	25	24,752

Tri Pointe Homes, Inc.,
Gtd. Notes	5.700	06/15/28	150	150,785

				1,718,186

Household Products/Wares 0.3%

ACCO Brands Corp.,
Gtd. Notes, 144A
	4.250	03/15/29	75	69,760

See Notes to Financial Statements.

PGIM ESG High Yield Fund 11

PGIM ESG High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Housewares 0.7%

Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.000%	04/01/31	150	$134,400
SWF Holdings I Corp.,
Sr. Unsec’d. Notes, 144A (original cost $96,580; purchased 12/08/21)(f)	6.500	10/01/29	100	52,999

				187,399

Insurance 0.7%

Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A	7.500	11/06/30	35	35,980
Sr. Unsec’d. Notes, 144A	6.000	08/01/29	25	23,874
Sr. Unsec’d. Notes, 144A	8.250	02/01/29	50	51,414
Sr. Unsec’d. Notes, 144A	8.500	06/15/29	15	15,604
AmWINS Group, Inc.,
Sr. Unsec’d. Notes, 144A	4.875	06/30/29	25	23,836
AssuredPartners, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	01/15/29	25	23,889

				174,597

Internet 0.6%

Gen Digital, Inc.,
Sr. Unsec’d. Notes, 144A	5.000	04/15/25	125	124,459
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A	3.500	03/01/29	25	23,257

				147,716

Iron/Steel 0.7%

Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	01/31/29	100	101,098
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.750	04/15/30	50	50,768
Gtd. Notes, 144A	7.000	03/15/32	20	20,092

				171,958

See Notes to Financial Statements.

PGIM ESG High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Leisure Time 1.2%

Amer Sports Co. (Finland),
Sr. Sec’d. Notes, 144A	6.750%	02/16/31	50	$50,500
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A	7.750	02/15/29	250	266,563

				317,063

Lodging 0.3%

Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
	3.625	02/15/32	100	89,705

Machinery-Construction & Mining 0.3%

Terex Corp.,
Gtd. Notes, 144A
	5.000	05/15/29	75	72,870

Machinery-Diversified 0.8%

Chart Industries, Inc.,
Gtd. Notes, 144A	9.500	01/01/31	30	32,577
Sr. Sec’d. Notes, 144A	7.500	01/01/30	100	105,146
GrafTech Finance, Inc.,
Sr. Sec’d. Notes, 144A (original cost $46,454; purchased 01/13/22 - 08/30/22)(f)	4.625	12/15/28	50	33,481
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A	11.500	09/01/28	50	52,030

				223,234

Media 4.8%

CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	225	216,442
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $69,525; purchased 01/19/22 - 06/03/22)(f)	6.625	08/15/27(d)	285	5,218
Sec’d. Notes, 144A (original cost $107,008; purchased 01/10/22 - 08/30/22)(f)	5.375	08/15/26(d)	299	3,840
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	85	38,785

See Notes to Financial Statements.

PGIM ESG High Yield Fund 13

PGIM ESG High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)

DISH DBS Corp., (cont’d.)
Gtd. Notes	7.375%	07/01/28	50	$25,681
Gtd. Notes	7.750	07/01/26	125	84,505
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27	150	152,442
Nexstar Media, Inc.,
Gtd. Notes, 144A	5.625	07/15/27	25	24,431
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.500	09/15/26	125	99,005
Sr. Unsec’d. Notes, 144A	6.500	09/15/28	75	41,259
Sinclair Television Group, Inc.,
Gtd. Notes, 144A	5.125	02/15/27	75	63,890
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/01/27	175	173,229
Sr. Sec’d. Notes, 144A	8.000	08/15/28	45	45,501
Videotron Ltd. (Canada),
Gtd. Notes, 144A	5.125	04/15/27	100	99,557
VZ Secured Financing BV (Netherlands),
Sr. Sec’d. Notes, 144A	5.000	01/15/32	200	180,687

				1,254,472

Mining 1.1%

Arsenal AIC Parent LLC,
Unsec’d. Notes, 144A	11.500	10/01/31	55	62,262
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A	6.125	04/01/29	125	125,747
Novelis Corp.,
Gtd. Notes, 144A	4.750	01/30/30	100	95,745

				283,754

Miscellaneous Manufacturing 0.9%

Amsted Industries, Inc.,
Gtd. Notes, 144A	5.625	07/01/27	50	49,862
Sr. Unsec’d. Notes, 144A	4.625	05/15/30	125	117,779
Trinity Industries, Inc.,
Gtd. Notes, 144A	7.750	07/15/28	65	68,102

				235,743

See Notes to Financial Statements.

PGIM ESG High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Office/Business Equipment 0.0%

Zebra Technologies Corp.,
Gtd. Notes, 144A
	6.500%	06/01/32	10	$10,345

Oil & Gas 3.0%

Antero Resources Corp.,
Gtd. Notes, 144A	7.625	02/01/29	25	25,903
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	150	154,497
Chesapeake Energy Corp.,
Gtd. Notes, 144A (original cost $ 52,375; purchased 01/20/22)(f)	5.500	02/01/26	50	49,972
Gtd. Notes, 144A (original cost $ 107,080; purchased 12/08/21)(f)	5.875	02/01/29	100	100,289
CNX Resources Corp.,
Gtd. Notes, 144A	7.250	03/01/32	20	20,978
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30	125	118,260
Gtd. Notes, 144A	6.750	03/01/29	25	24,585
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25	25	24,887
Gtd. Notes, 144A	4.750	02/15/30	25	24,009
Southwestern Energy Co.,
Gtd. Notes	5.375	03/15/30	115	114,054
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.500	04/30/30	150	142,781

				800,215

Packaging & Containers 1.8%

Ball Corp.,
Gtd. Notes	2.875	08/15/30	125	110,422
Graphic Packaging International LLC,
Gtd. Notes, 144A	3.500	03/01/29	25	23,235
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28	125	115,839
Sr. Unsec’d. Notes, 144A	10.500	07/15/27	30	29,629
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A	7.875	04/15/27	35	36,196

See Notes to Financial Statements.

PGIM ESG High Yield Fund 15

PGIM ESG High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Packaging & Containers (cont’d.)

Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.625%	05/13/27	19	$19,049
Gtd. Notes, 144A	7.250	05/15/31	25	25,318
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A	12.750	12/31/28	70	76,800
TriMas Corp.,
Gtd. Notes, 144A	4.125	04/15/29	50	46,529

				483,017

Pharmaceuticals 3.2%

AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	125	114,104
Gtd. Notes, 144A	6.125	08/01/28	25	24,789
Bausch Health Americas, Inc.,
Gtd. Notes, 144A (original cost $17,563; purchased 05/20/24)(f)	8.500	01/31/27	25	18,515
Bausch Health Cos., Inc.,
Gtd. Notes, 144A (original cost $181,700; purchased 12/08/21)(f)	5.000	01/30/28	200	110,000
Gtd. Notes, 144A (original cost $24,000; purchased 06/05/24)(f)	5.000	02/15/29	50	25,500
Gtd. Notes, 144A (original cost $311,270; purchased 12/08/21 - 04/09/24)(f)	5.250	01/30/30	400	192,000
Gtd. Notes, 144A (original cost $25,250; purchased 05/17/24)(f)	5.250	02/15/31	50	24,000
Gtd. Notes, 144A (original cost $26,500; purchased 05/21/24)(f)	6.250	02/15/29	50	25,250
Gtd. Notes, 144A (original cost $28,500; purchased 05/17/24)(f)	7.000	01/15/28	50	28,750
Gtd. Notes, 144A (original cost $14,875; purchased 08/26/22)(f)	9.000	12/15/25	25	22,562
Sr. Sec’d. Notes, 144A (original cost $37,250; purchased 05/24/24)(f)	4.875	06/01/28	50	37,607
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A	5.125	04/30/31	200	187,124
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A	7.750	11/15/25	25	23,562

				833,763

See Notes to Financial Statements.

PGIM ESG High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines 3.7%

Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375%	06/15/29	100	$98,836
Gtd. Notes, 144A	5.750	03/01/27	50	49,951
Gtd. Notes, 144A	6.625	02/01/32	10	10,314
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	07/15/29	10	10,405
Sr. Unsec’d. Notes, 144A	7.250	07/15/32	10	10,507
Cheniere Energy Partners LP,
Gtd. Notes	4.000	03/01/31	150	141,552
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes	4.625	10/15/28	65	64,324
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A	7.500	06/01/27	50	51,581
Sr. Unsec’d. Notes, 144A	7.500	06/01/30	25	27,291
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	7.000	08/01/27	75	75,698
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	125	120,644
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	75	70,913
Venture Global LNG, Inc.,
Sr. Sec’d. Notes, 144A	7.000	01/15/30	25	25,589
Sr. Sec’d. Notes, 144A	9.500	02/01/29	100	112,692
Sr. Sec’d. Notes, 144A	9.875	02/01/32	100	111,295

				981,592

Real Estate 1.1%

Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A	10.500(cc)	01/15/28	63	64,692
Howard Hughes Corp. (The),
Gtd. Notes, 144A	5.375	08/01/28	150	146,000
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A	5.250	04/15/29	75	70,733

				281,425

See Notes to Financial Statements.

PGIM ESG High Yield Fund 17

PGIM ESG High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) 1.9%

Diversified Healthcare Trust,
Gtd. Notes	4.375%	03/01/31	75	$57,338
Gtd. Notes	9.750	06/15/25	21	21,029
Sr. Unsec’d. Notes	4.750	02/15/28	10	8,789
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	4.625	08/01/29	50	38,378
Gtd. Notes	5.000	10/15/27	50	42,375
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A	7.000	02/01/30	10	10,262
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes	4.750	10/15/27	75	73,449
SBA Communications Corp.,
Sr. Unsec’d. Notes	3.125	02/01/29	225	207,073
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	01/15/27	25	24,292
Sr. Unsec’d. Notes, 144A	7.250	04/01/29	10	10,417

				493,402

Retail 5.4%

1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A	3.500	02/15/29	25	23,330
Sr. Sec’d. Notes, 144A	3.875	01/15/28	125	119,375
Arko Corp.,
Gtd. Notes, 144A	5.125	11/15/29	50	44,466
BCPE Ulysses Intermediate, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%	7.750	04/01/27	25	24,234
Brinker International, Inc.,
Gtd. Notes, 144A	5.000	10/01/24	50	49,960
Gtd. Notes, 144A	8.250	07/15/30	50	53,124
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%	12.000	12/01/28	125	129,705
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%	13.000	06/01/30	53	56,796
Sr. Sec’d. Notes, 144A, PIK 14.000%	14.000	06/01/31	52	59,021
Foundation Building Materials, Inc.,
Gtd. Notes, 144A	6.000	03/01/29	50	44,946

See Notes to Financial Statements.

PGIM ESG High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)

Gap, Inc. (The), Gtd. Notes, 144A	3.875%	10/01/31	75	$64,780
LBM Acquisition LLC, Gtd. Notes, 144A	6.250	01/15/29	75	67,864
LCM Investments Holdings II LLC, Sr. Unsec’d. Notes, 144A	4.875	05/01/29	75	71,454
Sr. Unsec’d. Notes, 144A	8.250	08/01/31	50	53,152
Lithia Motors, Inc., Gtd. Notes, 144A	4.375	01/15/31	25	23,038
Sr. Unsec’d. Notes, 144A	3.875	06/01/29	25	23,207
Park River Holdings, Inc., Gtd. Notes, 144A	5.625	02/01/29	100	82,416
Patrick Industries, Inc., Gtd. Notes, 144A	4.750	05/01/29	55	51,655
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	6.750	03/01/32	75	76,529
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27	100	99,527
Superior Plus LP/Superior General Partner, Inc. (Canada), Gtd. Notes, 144A	4.500	03/15/29	125	116,706
White Cap Buyer LLC, Sr. Unsec’d. Notes, 144A	6.875	10/15/28	75	74,279
White Cap Parent LLC, Sr. Unsec’d. Notes, 144A, Cash coupon 8.250% or PIK 9.000%	8.250	03/15/26	10	9,980

				1,419,544

Software 1.0%

Camelot Finance SA, Sr. Sec’d. Notes, 144A	4.500	11/01/26	75	73,282
Clarivate Science Holdings Corp., Gtd. Notes, 144A	4.875	07/01/29	75	72,224
Sr. Sec’d. Notes, 144A	3.875	07/01/28	50	47,652
SS&C Technologies, Inc., Gtd. Notes, 144A	5.500	09/30/27	75	74,960

				268,118

See Notes to Financial Statements.

PGIM ESG High Yield Fund 19

PGIM ESG High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Telecommunications 6.4%

Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A	5.750%	08/15/29	200		$153,500
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $6; purchased 11/14/23)^(f)	0.000	12/31/30	57		—
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $92; purchased 11/14/23)^(f)	0.000	12/31/30	—(r	)	19
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $0; purchased 11/14/23)^(f)	0.000	12/31/30	5		—
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US (Jamaica),
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500% (original cost $190,646; purchased 01/30/24 - 05/15/24)(f)	10.500	05/25/27	205		204,138
Digicel MidCo Ltd./DIFL US II LLC (Jamaica), Sr. Unsec’d. Notes, PIK 10.500% (original cost $3,731; purchased 01/30/24 - 05/15/24)(f)	10.500	11/25/28	6		4,628
Frontier Communications Holdings LLC,
Sr. Sec’d. Notes, 144A	5.000	05/01/28	75		72,881
Sr. Sec’d. Notes, 144A	5.875	10/15/27	50		49,810
Iliad Holding SASU (France), Sr. Sec’d. Notes, 144A	8.500	04/15/31	200		211,500
Intelsat Jackson Holdings SA (Luxembourg), Sr. Sec’d. Notes, 144A	6.500	03/15/30	175		167,846
Level 3 Financing, Inc., Gtd. Notes, 144A	3.750	07/15/29	50		30,102
Sec’d. Notes, 144A	4.500	04/01/30	100		74,072
Sec’d. Notes, 144A	4.875	06/15/29	50		39,697
Sr. Sec’d. Notes, 144A	10.500	04/15/29	75		80,711
Sr. Sec’d. Notes, 144A	11.000	11/15/29	47		51,563
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32	50		61,598
Sprint LLC, Gtd. Notes	7.625	02/15/25	275		276,007
Zegona Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.625	07/15/29	200		208,706

					1,686,778

See Notes to Financial Statements.

PGIM ESG High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Transportation 1.1%

GN Bondco LLC, Sr. Sec’d. Notes, 144A	9.500%	10/15/31	95	$96,765
RXO, Inc., Gtd. Notes, 144A	7.500	11/15/27	100	103,561
XPO, Inc., Sr. Sec’d. Notes, 144A	6.250	06/01/28	75	76,663

				276,989

TOTAL CORPORATE BONDS (cost $22,588,034)				21,769,731

FLOATING RATE AND OTHER LOANS 2.0%

Advertising 0.1%

CMG Media Corp., 2021 Refinancing Term B Loan, 3 Month SOFR + 3.600%	8.935(c)	12/17/26	25	21,516

Auto Parts & Equipment 0.2%

First Brands Group LLC, Second Lien 2021 Term Loan, 3 Month SOFR + 8.762%^	14.014(c)	03/30/28	33	30,856
Tenneco, Inc., Term A Loan, 1 Month SOFR + 4.850%	10.082(c)	11/17/28	30	28,380

				59,236

Computers 0.1%

McAfee Corp., Tranche B-1 Term Loan, 1 Month SOFR + 3.250%	8.592(c)	03/01/29	15	14,759

Housewares 0.3%

SWF Holdings I Corp., Initial Term Loan, 1 Month SOFR + 4.114%	9.361(c)	10/06/28	98	73,374

Insurance 0.1%

Acrisure LLC, 2024 Refinancing Term Loan, 3 Month SOFR + 3.250%	8.594(c)	11/06/30	25	24,781

See Notes to Financial Statements.

PGIM ESG High Yield Fund 21

PGIM ESG High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Media 0.3%

Diamond Sports Group LLC, Dip Term Loan	10.000%	12/02/24	37	$45,078
First Lien Term Loan, 1 Month SOFR + 10.100%	15.442(c)	05/25/26	5	4,834
Second Lien Term Loan, 1 Month SOFR + 3.400%	8.175(c)	08/24/26(d)	25	401
Gray Television, Inc., Term F Loan, 1 Month SOFR + 5.250%	10.592(c)	06/04/29	19	18,125
Radiate Holdco LLC, Amendment No. 6 Term Loan, 1 Month SOFR + 3.364%	8.611(c)	09/25/26	25	19,949

				88,387

Metal Fabricate/Hardware 0.4%

Doncasters US Finance LLC (United Kingdom), Initial Term Loan, 3 Month SOFR + 6.500%	11.835(c)	04/23/30	95	93,815

Software 0.3%

Cotiviti, Inc., Initial Floating Rate Term Loan, 1 Month SOFR + 3.250%	8.592(c)	05/01/31	50	49,828
Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	10.642(c)	07/14/28	51	40,150

				89,978

Telecommunications 0.2%

Digicel International Finance Ltd. (Jamaica), Initial Term Loan, 3 Month SOFR + 6.750%	12.002(c)	05/25/27	25	24,995
Level 3 Financing, Inc., Term B-1, 1 Month SOFR + 6.560%	11.838(c)	04/15/29	15	15,023
Term B-2, 1 Month SOFR + 6.560%	11.838(c)	04/15/30	15	15,115
MLN US HoldCo LLC, 3L Term B Loan, 3 Month SOFR + 9.250%	14.629(c)	10/18/27	1	40
Initial Term Loan, 3 Month SOFR + 6.540%	11.819(c)	10/18/27	2	1,098
Initial Term Loan (Second Out (First Lien Roll-Up)), 3 Month SOFR + 6.800%	12.079(c)	10/18/27	4	350

				56,621

See Notes to Financial Statements.

PGIM ESG High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Textiles 0.0%

ASP Unifrax Holdings, Inc., USD Term Loan (First Lien), 3 Month SOFR + 3.900%	9.235%(c)	12/12/25	10	$9,774

TOTAL FLOATING RATE AND OTHER LOANS (cost $558,594)				532,241

U.S. TREASURY OBLIGATIONS 6.7%
U.S. Treasury Notes(k)	2.750	04/30/27	408	397,003
U.S. Treasury Notes(k)	4.250	09/30/24	365	364,701
U.S. Treasury Notes	4.250	01/31/26	400	400,531
U.S. Treasury Notes	4.875	05/31/26	200	202,820
U.S. Treasury Notes	5.000	10/31/25	400	403,125

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,768,492)				1,768,180

			Shares
AFFILIATED EXCHANGE-TRADED FUNDS 1.6%
PGIM AAA CLO ETF			1,000	51,170
PGIM Ultra Short Bond ETF			7,500	373,275

TOTAL AFFILIATED EXCHANGE-TRADED FUNDS (cost $422,885)(wa)				424,445

COMMON STOCKS 0.5%

Gas Utilities 0.4%

Ferrellgas Partners LP (Class B Stock)^			535	109,627

Wireless Telecommunication Services 0.1%

Digicel International Finance Ltd. (Jamaica) (original cost $9,418; purchased 01/29/24 - 01/30/24)*^(f)			7,746	19,288

TOTAL COMMON STOCKS (cost $121,233)				128,915

See Notes to Financial Statements.

PGIM ESG High Yield Fund 23

PGIM ESG High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Shares	Value

PREFERRED STOCKS 0.1%

Electronic Equipment, Instruments & Components 0.0%

Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	6	$6,000

Wireless Telecommunication Services 0.1%

Digicel International Finance Ltd. (Jamaica) (original cost $ 4,980; purchased 01/26/24 - 01/29/24)*^(f)	825	8,829

TOTAL PREFERRED STOCKS (cost $11,040)		14,829

TOTAL LONG-TERM INVESTMENTS (cost $26,182,408)		25,350,924

SHORT-TERM INVESTMENT 3.0%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 5.562%) (cost $778,122)(wa)	778,122	778,122

TOTAL INVESTMENTS 99.4% (cost $26,960,530)		26,129,046
Other assets in excess of liabilities(z) 0.6%		153,384

NET ASSETS 100.0%		$26,282,430

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $174,619 and 0.7% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of August 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $1,567,150. The aggregate value of $1,084,030 is 4.1% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

See Notes to Financial Statements.

PGIM ESG High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitment outstanding at August 31, 2024:

	Principal
	Amount	Current	Unrealized	Unrealized
Borrower	(000)#	Value	Appreciation	Depreciation
Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 04/23/30 (cost $9,398)	10	$9,429	$31	$—

Futures contracts outstanding at August 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
3	2 Year U.S. Treasury Notes	Dec. 2024	$622,640	$(60)
3	20 Year U.S. Treasury Bonds	Dec. 2024	369,375	(3,262)
2	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	263,875	(3,534)

				$(6,856)

Credit default swap agreement outstanding at August 31, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2024(4)	Value at Trade Date	Value at August 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.42.V1	06/20/29	5.000	%(Q)	900	3.215%	$48,780	$73,499	$24,719

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced

See Notes to Financial Statements.

PGIM ESG High Yield Fund 25

PGIM ESG High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at August 31, 2024:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 5.320%	BARC	09/20/24	1,770	$59,873	$—	$59,873
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 5.320%	MSI	03/20/25	800	(3,242)	—	(3,242)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.320%	BNP	09/20/24	(204)	(11,418)	—	(11,418)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.320%	MSI	12/20/24	(850)	9,657	—	9,657

					$54,870	$—	$54,870

(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments

See Notes to Financial Statements.

PGIM ESG High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$—	$69,530	$(14,660)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$385,485
JPS	—	162,499

Total	$—	$547,984

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$712,583	$—
Corporate Bonds	—	21,769,712	19
Floating Rate and Other Loans.	—	501,385	30,856
U.S. Treasury Obligations	—	1,768,180	—
Affiliated Exchange-Traded Funds	424,445	—	—
Common Stocks	—	—	128,915
Preferred Stocks	—	—	14,829

See Notes to Financial Statements.

PGIM ESG High Yield Fund 27

PGIM ESG High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investment
Affiliated Mutual Fund	$778,122	$—	$—

Total	$1,202,567	$24,751,860	$174,619

Other Financial Instruments*
Assets
Unfunded Loan Commitment	$—	$31	$—
Centrally Cleared Credit Default Swap Agreement	—	24,719	—
OTC Total Return Swap Agreements	—	69,530	—

Total	$—	$94,280	$—

Liabilities
Futures Contracts	$(6,856)	$—	$—
OTC Total Return Swap Agreements	—	(14,660)	—

Total	$(6,856)	$(14,660)	$—

*

Other financial instruments are derivative instruments, with the exception of unfunded loan commitments, and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swap contracts and unfunded loan commitments are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of August 31, 2024 were as follows:

U.S. Treasury Obligations	6.7%
Telecommunications	6.6
Home Builders	6.5
Diversified Financial Services	6.1
Commercial Services	6.0
Retail	5.4
Media	5.1
Healthcare-Services	3.8
Pipelines	3.7
Pharmaceuticals	3.2
Oil & Gas	3.0
Affiliated Mutual Fund	3.0
Collateralized Loan Obligations	2.7
Computers	2.5
Foods	2.0
Auto Parts & Equipment	1.9

Real Estate Investment Trusts (REITs)	1.9%
Packaging & Containers	1.8
Building Materials	1.7
Affiliated Exchange-Traded Funds	1.6
Chemicals	1.6
Banks	1.4
Software	1.3
Environmental Control	1.3
Apparel	1.2
Leisure Time	1.2
Aerospace & Defense	1.2
Mining	1.1
Real Estate	1.1
Transportation	1.1
Distribution/Wholesale	1.0
Housewares	1.0

See Notes to Financial Statements.

PGIM ESG High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Industry Classification (continued):

Healthcare-Products	0.9%
Miscellaneous Manufacturing	0.9
Machinery-Diversified	0.8
Airlines	0.8
Insurance	0.8
Electrical Components & Equipment	0.8
Iron/Steel	0.7
Internet	0.6
Engineering & Construction	0.4
Gas Utilities	0.4
Auto Manufacturers	0.4
Metal Fabricate/Hardware	0.4
Lodging	0.3
Machinery-Construction & Mining	0.3
Household Products/Wares	0.3

Advertising	0.3%
Entertainment	0.2
Gas	0.2
Wireless Telecommunication Services	0.2
Office/Business Equipment	0.0	*
Textiles	0.0	*
Electronic Equipment, Instruments & Components	0.0	*

	99.4
Other assets in excess of liabilities	0.6

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of August 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$24,719	*	—	$—

Interest rate contracts	—	—		Due from/to broker-variation margin futures	6,856	*

Interest rate contracts	Unrealized appreciation on OTC swap agreements	69,530		Unrealized depreciation on OTC swap agreements	14,660

		$94,249			$21,516

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM ESG High Yield Fund 29

PGIM ESG High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

The effects of derivative instruments on the Statement of Operations for the year ended August 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$220,199

Foreign exchange contracts	—	1,920	—

Interest rate contracts	63,824	—	(15,964)

Total	$63,824	$1,920	$204,235

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$(44,229)

Foreign exchange contracts	—	(1,707)	—

Interest rate contracts	(12,039)	—	49,001

Total	$(12,039)	$(1,707)	$4,772

For the year ended August 31, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts – Long Positions (1)	$1,668,402
Futures Contracts – Short Positions (1)	353,025
Forward Foreign Currency Exchange Contracts – Purchased (2)	37,676
Forward Foreign Currency Exchange Contracts – Sold (2)	70,006
Credit Default Swap Agreements – Buy Protection (1)	324,000
Credit Default Swap Agreements – Sell Protection (1)	1,694,570
Total Return Swap Agreements (1)	1,894,800

*	Average volume is based on average quarter end balances for the year ended August 31, 2024.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$59,873	$—	$59,873	$—	$59,873

See Notes to Financial Statements.

PGIM ESG High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BNP	$—	$(11,418)	$(11,418)	$—	$(11,418)
MSI	9,657	(3,242)	6,415	—	6,415

	$69,530	$(14,660)	$54,870	$—	$54,870

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM ESG High Yield Fund 31

PGIM ESG High Yield Fund

Statement of Assets & Liabilities

as of August 31, 2024

Assets
Investments at value:
Unaffiliated investments (cost $25,759,523)	$24,926,479
Affiliated investments (cost $1,201,007)	1,202,567
Cash	695
Foreign currency, at value (cost $10,174)	10,379
Interest receivable	377,178
Unrealized appreciation on OTC swap agreements	69,530
Receivable for investments sold	33,391
Due from Manager	10,314
Due from broker—variation margin swaps	1,140
Unrealized appreciation on unfunded loan commitment	31
Prepaid expenses and other assets	250

Total Assets	26,631,954

Liabilities
Dividends payable	133,525
Payable for investments purchased	113,600
Audit fee payable	48,230
Unrealized depreciation on OTC swap agreements	14,660
Custodian and accounting fee payable	12,575
Accrued expenses and other liabilities	11,228
Shareholders’ reports fee payable	8,944
Due to broker—variation margin futures	4,547
Directors’ fees payable	1,654
Payable for Fund shares purchased	302
Affiliated transfer agent fee payable	198
Distribution fee payable	61

Total Liabilities	349,524

Net Assets	$26,282,430

Net assets were comprised of:
Common stock, at par	$29,507
Paid-in capital in excess of par	28,868,505
Total distributable earnings (loss)	(2,615,582)

Net assets, August 31, 2024	$26,282,430

See Notes to Financial Statements.

PGIM ESG High Yield Fund

Statement of Assets & Liabilities (continued)

as of August 31, 2024

Class A
Net asset value and redemption price per share, ($236,525 ÷ 26,528 shares of common stock issued and outstanding)	$8.92
Maximum sales charge (3.25% of offering price)	0.30

Maximum offering price to public	$9.22

Class C
Net asset value, offering price and redemption price per share, ($13,365 ÷ 1,500 shares of common stock issued and outstanding)	$8.91

Class Z
Net asset value, offering price and redemption price per share, ($530,123 ÷ 59,495 shares of common stock issued and outstanding)	$8.91

Class R6
Net asset value, offering price and redemption price per share, ($25,502,417 ÷ 2,863,156 shares of common stock issued and outstanding)	$8.91

See Notes to Financial Statements.

PGIM ESG High Yield Fund 33

PGIM ESG High Yield Fund

Statement of Operations

Year Ended August 31, 2024

Net Investment Income (Loss)
Income
Interest income	$1,539,959
Affiliated dividend income	63,555

Total income	1,603,514

Expenses
Management fee	125,089
Distribution fee(a)	457
Audit fee	48,230
Professional fees	42,135
Custodian and accounting fees	39,207
Registration fees(a)	36,655
Shareholders’ reports	22,793
Fund data services	21,643
Directors’ fees	10,000
Transfer agent’s fees and expenses (including affiliated expense of $1,232)(a)	1,753
Miscellaneous	10,005

Total expenses	357,967
Less: Fee waiver and/or expense reimbursement(a)	(250,041)

Net expenses	107,926

Net investment income (loss)	1,495,588

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $726)	(760,632)
Futures transactions	63,824
Forward currency contract transactions	1,920
Swap agreement transactions	204,235
Foreign currency transactions	(3,982)

(494,635)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $462)	1,926,557
Futures	(12,039)
Forward currency contracts	(1,707)
Swap agreements	4,772
Foreign currencies	220
Unfunded loan commitment	31

1,917,834

Net gain (loss) on investment and foreign currency transactions	1,423,199

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,918,787

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6

Distribution fee	332	125	—	—

Registration fees	9,887	8,836	10,086	7,846

Transfer agent’s fees and expenses	808	95	692	158

Fee waiver and/or expense reimbursement	(11,630)	(9,026)	(13,696)	(215,689)

See Notes to Financial Statements.

PGIM ESG High Yield Fund

Statements of Changes in Net Assets

	Year Ended August 31,

	2024	2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,495,588	$1,299,642
Net realized gain (loss) on investment and foreign currency transactions	(494,635)	(433,253)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,917,834	662,666

Net increase (decrease) in net assets resulting from operations	2,918,787	1,529,055

Dividends and Distributions
Distributions from distributable earnings
Class A	(8,229)	(2,199)
Class C	(696)	(645)
Class Z	(26,301)	(24,171)
Class R6	(1,625,108)	(1,500,041)

	(1,660,334)	(1,527,056)

Fund share transactions
Net proceeds from shares sold	395,862	355,174
Net asset value of shares issued in reinvestment of dividends and distributions	716,613	1,526,730
Cost of shares purchased	(67,346)	(307,734)

Net increase (decrease) in net assets from Fund share transactions	1,045,129	1,574,170

Total increase (decrease)	2,303,582	1,576,169

Net Assets:
Beginning of year	23,978,848	22,402,679

End of year	$26,282,430	$23,978,848

See Notes to Financial Statements.

PGIM ESG High Yield Fund 35

PGIM ESG High Yield Fund

Financial Highlights

Class A Shares
					December 08, 2021(a)
	Year Ended August 31,				through August 31,
	2024		2023		2022
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$8.48		$8.49		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.48	(c)	0.45		0.27
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.50	(d)	0.07		(1.45)
Total from investment operations	0.98		0.52		(1.18)
Less Dividends and Distributions:
Dividends from net investment income	(0.54)		(0.53)		(0.33)
Net asset value, end of period	$8.92		$8.48		$8.49
Total Return(e):	11.94%		6.34%		(11.93)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$237		$91		$45
Average net assets (000)	$133		$35		$43
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.81	%(g)	0.83	%(g)	0.80	%(h)
Expenses before waivers and/or expense reimbursement	9.57%		31.62%		64.44	%(h)
Net investment income (loss)	5.57%		5.31%		4.07	%(h)
Portfolio turnover rate(i)	42%		18%		24%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(d)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(e)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Includes certain non-recurring expenses of 0.01% and 0.03%, which are being excluded from the Fund’s contractual waiver for the years ended August 31, 2024 and August 31, 2023, respectively.
(h)	Annualized, with the exception of certain non-recurring expenses.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM ESG High Yield Fund

Financial Highlights (continued)

Class C Shares
					December 08, 2021(a)
	Year Ended August 31,				through August 31,
	2024		2023		2022
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$8.48		$8.48		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.42	(c)	0.38		0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.49	(d)	0.09		(1.45)
Total from investment operations	0.91		0.47		(1.23)
Less Dividends and Distributions:
Dividends from net investment income	(0.48)		(0.47)		(0.29)
Net asset value, end of period	$8.91		$8.48		$8.48
Total Return(e):	11.04%		5.74%		(12.48)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13		$12		$11
Average net assets (000)	$13		$12		$12
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	1.52	%(g)	1.51	%(g)	1.50	%(h)
Expenses before waivers and/or expense reimbursement	73.49%		80.49%		222.32	%(h)
Net investment income (loss)	4.89%		4.59%		3.28	%(h)
Portfolio turnover rate(i)	42%		18%		24%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(d)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(e)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Includes certain non-recurring expenses of 0.02% and 0.01%, which are being excluded from the Fund’s contractual waiver for the years ended August 31, 2024 and August 31, 2023, respectively.
(h)	Annualized, with the exception of certain non-recurring expenses.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM ESG High Yield Fund 37

PGIM ESG High Yield Fund

Financial Highlights (continued)

Class Z Shares
					December 08, 2021(a)
	Year Ended August 31,				through August 31,
	2024		2023		2022
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$8.48		$8.49		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.51		0.46		0.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.48		0.09		(1.45)
Total from investment operations	0.99		0.55		(1.16)
Less Dividends and Distributions:
Dividends from net investment income	(0.56)		(0.56)		(0.35)
Net asset value, end of period	$8.91		$8.48		$8.49
Total Return(c):	12.11%		6.62%		(11.76)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$530		$284		$271
Average net assets (000)	$406		$367		$176
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.56	%(e)	0.55	%(e)	0.54	%(f)
Expenses before waivers and/or expense reimbursement	3.93%		4.33%		16.33	%(f)
Net investment income (loss)	5.87%		5.55%		4.52	%(f)
Portfolio turnover rate(g)	42%		18%		24%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Includes certain non-recurring expenses of 0.02% and 0.01%, which are being excluded from the Fund’s contractual waiver for the years ended August 31, 2024 and August 31, 2023, respectively.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM ESG High Yield Fund

Financial Highlights (continued)

Class R6 Shares
					December 08, 2021(a)
	Year Ended August 31,				through August 31,
	2024		2023		2022
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$8.48		$8.48		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.52		0.48		0.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.48		0.07		(1.45)
Total from investment operations	1.00		0.55		(1.16)
Less Dividends and Distributions:
Dividends from net investment income	(0.57)		(0.55)		(0.36)
Net asset value, end of period	$8.91		$8.48		$8.48
Total Return(c):	12.25%		6.88%		(11.78)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$25,502		$23,592		$22,076
Average net assets (000)	$24,466		$22,479		$23,304
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.43	%(e)	0.42	%(e)	0.41	%(f)
Expenses before waivers and/or expense reimbursement	1.31%		1.39%		1.34	%(f)
Net investment income (loss)	5.98%		5.68%		4.35	%(f)
Portfolio turnover rate(g)	42%		18%		24%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Includes certain non-recurring expenses of 0.02% and 0.01%, which are being excluded from the Fund’s contractual waiver for the years ended August 31, 2024 and August 31, 2023, respectively.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM ESG High Yield Fund 39

PGIM High Yield Fund

Schedule of Investments

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 97.0%

ASSET-BACKED SECURITIES 1.2%

Collateralized Loan Obligations

Battalion CLO Ltd. (Cayman Islands),
Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.433%(c)	05/17/31	12,700	$12,700,275

BlueMountain Fuji US CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)	6.544(c)	10/20/30	16,841	16,849,068

CIFC Funding Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)	6.654(c)	01/22/31	5,826	5,833,242

Golub Capital Partners Static Ltd. (Cayman Islands),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)	6.512(c)	04/20/33	27,323	27,348,165

HPS Loan Management Ltd. (Cayman Islands),
Series 11A-17, Class AR, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)	6.509(c)	05/06/30	4,420	4,424,167

Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 0.000%)	6.512(c)	10/20/31	36,662	36,789,499

Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	6.591(c)	10/15/32	25,000	25,012,195
Series 2021-38A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)	6.667(c)	07/17/34	9,500	9,495,556

Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.062% (Cap N/A, Floor 1.062%)	6.363(c)	10/15/29	8,825	8,825,177

Saratoga Investment Corp. CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R4, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	6.582(c)	04/20/33	31,792	31,816,441

Sound Point CLO Ltd. (Cayman Islands),
Series 2018-03A, Class A1AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	6.579(c)	10/26/31	34,467	34,449,423

Voya CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AAR2, 144A, 3 Month SOFR + 1.252% (Cap N/A, Floor 0.000%)	6.531(c)	04/18/31	13,505	13,506,212

TOTAL ASSET-BACKED SECURITIES (cost $226,386,131)				227,049,420

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS 82.4%

Advertising 0.3%

Clear Channel Outdoor Holdings, Inc.,
Sr. Sec’d. Notes, 144A	5.125%	08/15/27	18,755	$18,324,633
Sr. Sec’d. Notes, 144A	9.000	09/15/28	4,075	4,333,179
CMG Media Corp.,
Gtd. Notes, 144A (original cost $59,290,320; purchased 12/12/19 - 01/04/22)(f)	8.875	12/15/27	58,691	31,199,901

				53,857,713

Aerospace & Defense 2.1%
Boeing Co. (The),
Sr. Unsec’d. Notes	5.805	05/01/50	47,832	45,109,279
Sr. Unsec’d. Notes	5.930	05/01/60	48,720	46,006,608
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	39,209	39,110,977
Sr. Unsec’d. Notes, 144A	7.000	06/01/32	13,970	14,546,263
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	17,411	17,715,693
Sr. Unsec’d. Notes, 144A	7.250	07/01/31	13,940	14,654,425
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	27,422	28,861,655
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	65,269	65,595,345
Sr. Unsec’d. Notes, 144A	8.750	11/15/30	29,260	31,820,250
TransDigm, Inc.,
Gtd. Notes	4.625	01/15/29	15,330	14,749,611
Gtd. Notes	5.500	11/15/27	26,139	25,976,192
Sr. Sec’d. Notes, 144A	6.375	03/01/29	34,125	35,149,888
Sr. Sec’d. Notes, 144A	6.625	03/01/32	26,200	27,292,945

				406,589,131

Agriculture 0.3%
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A	5.750	02/01/29	51,124	51,859,855

Airlines 1.0%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A	7.250	02/15/28	11,525	11,598,004
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.500	04/20/26	6,098	6,066,944
Sr. Sec’d. Notes, 144A	5.750	04/20/29	47,500	46,460,937

See Notes to Financial Statements.

PGIM High Yield Fund 41

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Airlines (cont’d.)
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375%	04/15/26	34,402	$33,603,260
Sr. Sec’d. Notes, 144A	4.625	04/15/29	18,674	17,782,194
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375	02/01/30	30,235	24,792,700
Sr. Unsec’d. Notes, 144A	7.875	05/01/27	30,065	28,185,937
Sr. Unsec’d. Notes, 144A	9.500	06/01/28	21,868	20,446,580

				188,936,556

Apparel 0.4%
Kontoor Brands, Inc.,
Gtd. Notes, 144A	4.125	11/15/29	11,226	10,582,024
William Carter Co. (The),
Gtd. Notes, 144A	5.625	03/15/27	3,643	3,638,128
Wolverine World Wide, Inc.,
Gtd. Notes, 144A	4.000	08/15/29	70,128	59,861,432

				74,081,584

Auto Manufacturers 0.7%
Ford Motor Co.,
Sr. Unsec’d. Notes	3.250	02/12/32	3,825	3,262,407
Sr. Unsec’d. Notes	4.750	01/15/43	12,037	10,044,135
Sr. Unsec’d. Notes	7.400	11/01/46	24,152	26,590,560
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	3.375	11/13/25	675	659,751
Sr. Unsec’d. Notes	4.134	08/04/25	2,375	2,348,925
Sr. Unsec’d. Notes	5.125	06/16/25	1,425	1,421,157
Sr. Unsec’d. Notes	6.800	05/12/28	1,828	1,917,940
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A	7.750	10/15/25	20,750	20,824,700
JB Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A	8.750	12/15/31	20,620	21,752,727
PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A	9.500	10/01/28	52,821	54,159,265

				142,981,567

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Parts & Equipment 1.4%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A	4.875%	08/15/26	47,047	$46,458,912
Sr. Sec’d. Notes, 144A	7.000	04/15/28	12,375	12,684,375
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.250	03/15/26	4,754	4,770,868
Gtd. Notes	6.500	04/01/27	13,174	13,248,054
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A	5.750	04/15/25	4,119	4,108,703
Dana, Inc.,
Sr. Unsec’d. Notes	4.250	09/01/30	12,235	11,042,634
Sr. Unsec’d. Notes	4.500	02/15/32	4,919	4,361,966
Sr. Unsec’d. Notes	5.375	11/15/27	10,775	10,675,487
Sr. Unsec’d. Notes	5.625	06/15/28	5,274	5,203,032
Garrett Motion Holdings, Inc./Garrett LX I Sarl,
Gtd. Notes, 144A	7.750	05/31/32	31,905	33,064,655
Phinia, Inc.,
Sr. Sec’d. Notes, 144A	6.750	04/15/29	6,990	7,176,362
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000	11/17/28	92,085	85,953,418
Titan International, Inc.,
Sr. Sec’d. Notes	7.000	04/30/28	33,777	33,017,562

				271,766,028

Banks 0.8%
Citigroup, Inc.,
Jr. Sub. Notes, Series X	3.875(ff)	02/18/26(oo)	41,700	39,985,336
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/27	32,964	32,543,813
Sr. Unsec’d. Notes, 144A	7.625	05/01/26	20,178	20,295,188
Sr. Unsec’d. Notes, 144A	12.000	10/01/28	11,425	12,443,207
Sr. Unsec’d. Notes, 144A	12.250	10/01/30	12,475	13,848,777
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A	4.198(ff)	06/01/32	20,671	18,109,384
Sub. Notes, 144A	4.950(ff)	06/01/42	6,100	4,694,932

See Notes to Financial Statements.

PGIM High Yield Fund 43

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
UBS AG (Switzerland),
Sr. Unsec’d. Notes, MTN	3.625%	09/09/24	8,190	$8,186,310
Wells Fargo & Co.,
Jr. Sub. Notes	6.850(ff)	09/15/29(oo)	8,550	8,789,306

				158,896,253

Building Materials 2.0%
Builders FirstSource, Inc.,
Gtd. Notes, 144A	5.000	03/01/30	5,785	5,616,590
Camelot Return Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A	8.750	08/01/28	21,845	21,697,993
Cemex SAB de CV (Mexico),
Gtd. Notes, 144A	5.450	11/19/29	23,375	23,345,781
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A	6.125	01/15/29	39,973	33,376,835
Eco Material Technologies, Inc.,
Sr. Sec’d. Notes, 144A	7.875	01/31/27	29,094	29,406,321
EMRLD Borrower LP/Emerald Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A	6.750	07/15/31	9,300	9,586,639
Griffon Corp.,
Gtd. Notes	5.750	03/01/28	16,896	16,576,879
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.625	12/15/25	11,429	11,424,128
Gtd. Notes, 144A	4.875	12/15/27	8,865	8,605,553
Knife River Corp.,
Sr. Unsec’d. Notes, 144A	7.750	05/01/31	6,350	6,730,421
Masterbrand, Inc.,
Gtd. Notes, 144A	7.000	07/15/32	8,595	8,863,321
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC,
Sr. Sec’d. Notes, 144A	6.750	04/01/32	9,391	9,656,672
MIWD Holdco II LLC/MIWD Finance Corp.,
Gtd. Notes, 144A	5.500	02/01/30	23,765	22,608,853
Owens Corning,
Sr. Unsec’d. Notes	3.500	02/15/30	13,533	12,729,080
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28	36,864	36,758,410
Sr. Sec’d. Notes, 144A	8.875	11/15/31	17,305	18,609,765

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Building Materials (cont’d.)
Standard Building Solutions, Inc.,
Sr. Unsec’d. Notes, 144A	6.500%	08/15/32	9,585	$9,875,861
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31	18,129	15,875,960
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	53,501	50,074,195
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	9,883	9,629,045
Sr. Unsec’d. Notes, 144A	5.000	02/15/27	15,537	15,325,892

				376,374,194

Chemicals 1.2%
Ashland, Inc.,
Sr. Unsec’d. Notes	6.875	05/15/43	36,370	38,432,218
Sr. Unsec’d. Notes, 144A	3.375	09/01/31	5,550	4,879,451
ASP Unifrax Holdings, Inc.,
Sr. Sec’d. Notes, 144A (original cost $11,756,250; purchased 09/15/21 - 10/12/21)(f)	5.250	09/30/28	11,725	6,069,047
Sr. Unsec’d. Notes, 144A (original cost $9,457,000; purchased 09/15/21 - 01/26/22)(f)	7.500	09/30/29	9,475	4,765,350
Cornerstone Chemical Co. LLC,
Sr. Sec’d. Notes, 144A, Cash coupon 5.000% and PIK 10.000%^	15.000	12/06/28	18,779	18,778,515
Sr. Sec’d. Notes, 144A	15.000	12/06/28	2,969	2,820,570
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A	5.000	05/01/25	3,600	3,577,500
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	4.250	10/01/28	16,100	15,150,738
Sr. Sec’d. Notes, 144A	7.250	06/15/31	13,680	14,075,923
Sr. Sec’d. Notes, 144A	9.750	11/15/28	31,175	33,259,194
Sr. Unsec’d. Notes, 144A	6.250	10/01/29	8,983	8,446,409
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A	7.250	04/01/25	1,165	1,150,882
SK Invictus Intermediate II Sarl,
Sr. Sec’d. Notes, 144A	5.000	10/30/29	24,130	22,682,200
SNF Group SACA (France),
Sr. Unsec’d. Notes, 144A	3.375	03/15/30	12,150	10,585,687

See Notes to Financial Statements.

PGIM High Yield Fund 45

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A	13.000%	12/16/27	31,257	$31,719,435
Tronox, Inc.,
Gtd. Notes, 144A	4.625	03/15/29	12,146	11,073,602

				227,466,721

Coal 0.2%
Conuma Resources Ltd. (Canada),
Sr. Sec’d. Notes, 144A	13.125	05/01/28	23,748	24,282,330
Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A	10.750	05/15/26	12,807	13,271,254

				37,553,584

Commercial Services 3.8%
Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A	5.500	03/01/28	9,227	9,070,868
Allied Universal Holdco LLC,
Sr. Sec’d. Notes, 144A	7.875	02/15/31	41,460	42,083,592
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A	6.000	06/01/29	67,973	60,495,970
Sr. Unsec’d. Notes, 144A	9.750	07/15/27	69,427	69,507,778
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28	40,958	37,875,910
Sr. Sec’d. Notes, 144A	4.625	06/01/28	36,956	34,091,910
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A	9.000	06/01/29	22,485	20,408,532
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29	37,824	35,319,295
Gtd. Notes, 144A	4.625	10/01/27	25,110	24,575,865
APi Group DE, Inc.,
Gtd. Notes, 144A	4.750	10/15/29	10,373	9,920,522
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A	4.750	04/01/28	28,975	26,904,036
Gtd. Notes, 144A	5.375	03/01/29	475	436,472
Gtd. Notes, 144A	5.750	07/15/27	7,375	7,169,405
Gtd. Notes, 144A	5.750	07/15/27	619	603,325

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A	7.500%	01/15/31	14,825	$15,818,766
Brink’s Co. (The),
Gtd. Notes, 144A	4.625	10/15/27	2,648	2,586,049
Gtd. Notes, 144A	5.500	07/15/25	766	765,860
Gtd. Notes, 144A	6.500	06/15/29	4,200	4,352,738
Herc Holdings, Inc.,
Gtd. Notes, 144A	6.625	06/15/29	13,430	13,815,988
Hertz Corp. (The),
Gtd. Notes, 144A	4.625	12/01/26	9,950	7,808,974
Gtd. Notes, 144A	5.000	12/01/29	14,225	9,546,519
Mavis Tire Express Services Topco Corp.,
Sr. Unsec’d. Notes, 144A	6.500	05/15/29	100,254	96,607,812
NESCO Holdings II, Inc.,
Sec’d. Notes, 144A	5.500	04/15/29	28,190	26,053,686
Service Corp. International,
Sr. Unsec’d. Notes	3.375	08/15/30	17,030	15,294,976
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.,
Gtd. Notes, 144A	6.750	08/15/32	11,535	11,902,768
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32	24,383	22,013,914
Gtd. Notes	3.875	02/15/31	23,280	21,504,812
Gtd. Notes	4.000	07/15/30	2,906	2,717,985
Gtd. Notes	4.875	01/15/28	59,499	58,654,990
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A	3.625	06/15/31	14,825	13,200,280
VT Topco, Inc.,
Sr. Sec’d. Notes, 144A	8.500	08/15/30	11,375	11,948,051
Williams Scotsman, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/15/29	8,190	8,448,868

				721,506,516

Computers 1.0%
Amentum Escrow Corp.,
Sr. Unsec’d. Notes, 144A	7.250	08/01/32	12,165	12,711,019
CA Magnum Holdings (India),
Sr. Sec’d. Notes, 144A	5.375	10/31/26	6,425	6,260,359
Fortress Intermediate 3, Inc.,
Sr. Sec’d. Notes, 144A	7.500	06/01/31	19,175	19,914,346

See Notes to Financial Statements.

PGIM High Yield Fund 47

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Computers (cont’d.)
Gartner, Inc.,
Gtd. Notes, 144A	3.625%	06/15/29	8,525	$8,052,407
Gtd. Notes, 144A	3.750	10/01/30	5,248	4,857,571
McAfee Corp.,
Sr. Unsec’d. Notes, 144A	7.375	02/15/30	73,451	70,445,695
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A	9.500	04/01/29	5,248	5,786,251
NCR Voyix Corp.,
Gtd. Notes, 144A	5.000	10/01/28	17,670	17,432,907
Gtd. Notes, 144A	5.125	04/15/29	34,999	34,357,009
Gtd. Notes, 144A	5.250	10/01/30	11,634	11,326,224

				191,143,788

Distribution/Wholesale 0.6%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A	3.875	12/15/28	73,161	67,767,905
Ritchie Bros Holdings, Inc. (Canada),
Gtd. Notes, 144A	7.750	03/15/31	9,090	9,635,400
Sr. Sec’d. Notes, 144A	6.750	03/15/28	5,050	5,188,875
Velocity Vehicle Group LLC,
Sr. Unsec’d. Notes, 144A	8.000	06/01/29	6,155	6,398,780
Windsor Holdings III LLC,
Sr. Sec’d. Notes, 144A	8.500	06/15/30	24,100	25,870,278

				114,861,238

Diversified Financial Services 3.9%
Bread Financial Holdings, Inc.,
Gtd. Notes, 144A	9.750	03/15/29	35,865	38,720,593
Encore Capital Group, Inc.,
Sr. Sec’d. Notes, 144A	8.500	05/15/30	10,185	10,663,039
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A	9.125	05/15/31	17,260	17,405,613
Sr. Unsec’d. Notes, 144A	9.250	02/01/29	10,750	11,005,991
GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A	6.875	04/15/29	5,200	5,369,000
Gtd. Notes, 144A	8.000	02/15/27	11,925	12,402,000
Sr. Unsec’d. Notes, 144A	8.000	06/15/28	13,325	14,241,094

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)

goeasy Ltd. (Canada),
Gtd. Notes, 144A	4.375%	05/01/26	11,058	$10,767,727
Gtd. Notes, 144A	9.250	12/01/28	2,535	2,718,787
Sr. Unsec’d. Notes, 144A	7.625	07/01/29	10,650	10,937,550
Intercontinental Exchange, Inc., Sr. Unsec’d. Notes, 144A	3.625	09/01/28	40,106	38,844,335
Jefferies Finance LLC/JFIN Co-Issuer Corp., Sr. Unsec’d. Notes, 144A	5.000	08/15/28	19,060	18,108,381
LD Holdings Group LLC, Gtd. Notes, 144A	6.125	04/01/28	23,112	19,578,264
LFS Topco LLC, Gtd. Notes, 144A	5.875	10/15/26	14,692	13,662,039
LPL Holdings, Inc., Gtd. Notes, 144A	4.375	05/15/31	1,250	1,170,078
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A	6.400	03/26/29	13,610	14,060,653
Sr. Unsec’d. Notes, 144A	6.500	03/26/31	14,025	14,635,758
Sr. Unsec’d. Notes, 144A	8.125	03/30/29	15,400	16,381,577
Sr. Unsec’d. Notes, 144A	8.375	05/01/28	4,225	4,465,179
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30	60,507	57,469,638
Gtd. Notes, 144A	5.500	08/15/28	10,100	9,928,361
Gtd. Notes, 144A	5.750	11/15/31	19,945	19,418,602
Gtd. Notes, 144A	6.000	01/15/27	37,645	37,589,819
Gtd. Notes, 144A	6.500	08/01/29	12,590	12,686,482
Navient Corp.,
Sr. Unsec’d. Notes	4.875	03/15/28	18,775	17,888,402
Sr. Unsec’d. Notes	5.500	03/15/29	27,535	26,188,423
Sr. Unsec’d. Notes	6.750	06/25/25	10,475	10,509,961
Sr. Unsec’d. Notes	9.375	07/25/30	14,850	16,109,498
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	14,370	13,235,658
Gtd. Notes	4.000	09/15/30	35,389	31,325,073
Gtd. Notes	6.625	01/15/28	3,159	3,215,837
Gtd. Notes	7.125	03/15/26	51,653	52,624,190
Gtd. Notes	7.125	11/15/31	13,870	14,008,087
Gtd. Notes	7.500	05/15/31	7,715	7,962,611
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	30,575	28,891,898
Gtd. Notes, 144A	5.375	10/15/25	34,766	34,626,279

See Notes to Financial Statements.

PGIM High Yield Fund 49

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)

PennyMac Financial Services, Inc., (cont’d.)
Gtd. Notes, 144A	5.750%	09/15/31	10,199	$9,840,825
Gtd. Notes, 144A	7.125	11/15/30	12,140	12,331,185
Gtd. Notes, 144A	7.875	12/15/29	1,710	1,815,012
PRA Group, Inc.,
Gtd. Notes, 144A	8.875	01/31/30	11,535	11,932,269
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	2.875	10/15/26	2,000	1,903,671
Gtd. Notes, 144A	3.625	03/01/29	11,571	10,754,518
Gtd. Notes, 144A	3.875	03/01/31	29,558	26,993,296
Gtd. Notes, 144A	4.000	10/15/33	13,550	11,967,929

				756,355,182

Electric 4.4%

Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750	03/01/31	3,300	3,026,030
Sr. Sec’d. Notes, 144A	4.500	02/15/28	27,824	26,980,977
Sr. Sec’d. Notes, 144A	5.250	06/01/26	377	374,980
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	43,590	41,642,061
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	79,706	76,517,162
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	167,999	164,111,245
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders, Sub. Notes, 144A, Cash coupon 13.000% or PIK 13.000%	13.000	06/01/28	10,455	8,243,839
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	32,025	32,050,792
Gtd. Notes	6.625	01/15/27	8,744	8,747,754
Gtd. Notes, 144A	3.375	02/15/29	21,891	20,108,039
Gtd. Notes, 144A	3.625	02/15/31	35,159	31,546,216
Gtd. Notes, 144A	3.875	02/15/32	30,058	26,970,006
Gtd. Notes, 144A	5.250	06/15/29	18,376	18,205,096
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)	33,700	37,487,227
PG&E Corp., Sr. Sec’d. Notes	5.250	07/01/30	18,757	18,369,373
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	40,725	41,092,560
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	38,890	40,202,448
Jr. Sub. Notes, Series C, 144A	8.875(ff)	01/15/29(oo)	31,000	32,887,302

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375%	05/01/29		35,350	$33,863,673
Gtd. Notes, 144A	5.000	07/31/27		100,108	99,088,655
Gtd. Notes, 144A	5.500	09/01/26		9,690	9,682,045
Gtd. Notes, 144A	5.625	02/15/27		61,805	61,720,937
Gtd. Notes, 144A	6.875	04/15/32		13,985	14,545,952

					847,464,369

Electrical Components & Equipment 0.4%

Energizer Gamma Acquisition BV,
Gtd. Notes	3.500	06/30/29	EUR	5,555	5,757,330
Energizer Holdings, Inc.,
Gtd. Notes, 144A	4.375	03/31/29		23,672	22,292,008
Gtd. Notes, 144A	4.750	06/15/28		2,650	2,557,625
Gtd. Notes, 144A	6.500	12/31/27		1,810	1,826,782
EnerSys,
Gtd. Notes, 144A	6.625	01/15/32		4,845	5,078,066
WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29		13,310	13,678,586
Gtd. Notes, 144A	6.625	03/15/32		10,180	10,504,829
Gtd. Notes, 144A	7.250	06/15/28		20,857	21,400,521

					83,095,747

Engineering & Construction 0.2%

Brand Industrial Services, Inc.,
Sr. Sec’d. Notes, 144A	10.375	08/01/30		10,725	11,690,110
TopBuild Corp.,
Gtd. Notes, 144A	3.625	03/15/29		13,433	12,438,378
Gtd. Notes, 144A	4.125	02/15/32		11,500	10,482,623

					34,611,111

Entertainment 2.5%

Caesars Entertainment, Inc.,
Gtd. Notes, 144A	4.625	10/15/29		83,715	79,157,928
Sr. Sec’d. Notes, 144A	6.500	02/15/32		35,775	36,790,343
Sr. Sec’d. Notes, 144A	7.000	02/15/30		57,042	59,142,531

See Notes to Financial Statements.

PGIM High Yield Fund 51

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Entertainment (cont’d.)

CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A	6.375%	05/01/26	21,770	$21,755,269
Churchill Downs, Inc.,
Sr. Unsec’d. Notes, 144A	5.750	04/01/30	11,012	10,938,178
Cinemark USA, Inc.,
Gtd. Notes, 144A	7.000	08/01/32	8,875	9,212,566
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	4.125	04/15/26	537	524,918
Sr. Sec’d. Notes, 144A	5.250	01/15/29	4,336	4,270,960
Sr. Sec’d. Notes, 144A	6.250	01/15/27	6,978	7,039,058
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	36,978	35,240,640
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	16,535	15,693,869
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A	4.875	05/01/29	37,779	36,109,909
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	4.125	07/01/29	17,912	16,040,771
Sr. Unsec’d. Notes, 144A	5.625	01/15/27	56,199	55,163,315
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A	5.875	09/01/31	31,925	22,142,747
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A	6.625	03/01/30	26,348	26,094,904
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A	5.125	10/01/29	32,036	31,335,561
Gtd. Notes, 144A	7.125	02/15/31	20,950	22,239,666

				488,893,133

Environmental Control 0.6%

GFL Environmental, Inc.,
Gtd. Notes, 144A	4.000	08/01/28	9,450	8,977,500
Gtd. Notes, 144A	4.375	08/15/29	36,677	34,809,040
Gtd. Notes, 144A	4.750	06/15/29	5,000	4,825,000
Sr. Sec’d. Notes, 144A	6.750	01/15/31	14,000	14,560,000
Reworld Holding Corp.,
Gtd. Notes	5.000	09/01/30	12,609	11,588,962
Gtd. Notes, 144A	4.875	12/01/29	30,751	28,550,323

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Environmental Control (cont’d.)

Wrangler Holdco Corp. (Canada),
Gtd. Notes, 144A	6.625%	04/01/32		5,845	$6,049,575

					109,360,400

Foods 2.1%

Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.500	03/15/29		2,719	2,519,414
Gtd. Notes, 144A	4.625	01/15/27		11,182	10,935,735
Gtd. Notes, 144A	5.875	02/15/28		22,106	22,062,934
Gtd. Notes, 144A	6.500	02/15/28		6,718	6,803,516
B&G Foods, Inc.,
Gtd. Notes	5.250	04/01/25		264	261,476
Gtd. Notes	5.250	09/15/27		101,650	96,277,763
Sr. Sec’d. Notes, 144A	8.000	09/15/28		29,340	30,495,281
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	8.125	05/14/30	GBP	26,500	33,763,945
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes	3.750	12/01/31		18,077	16,308,034
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		6,561	6,107,788
Gtd. Notes, 144A	4.375	01/31/32		6,655	6,119,922
Pilgrim’s Pride Corp.,
Gtd. Notes	3.500	03/01/32		46,652	41,236,305
Gtd. Notes	4.250	04/15/31		31,667	29,760,778
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30		41,306	39,266,809
Gtd. Notes, 144A	5.500	12/15/29		27,997	27,500,103
Gtd. Notes, 144A	6.375	03/01/33		11,790	11,879,041
Sr. Sec’d. Notes, 144A	6.250	02/15/32		7,715	7,917,767
Sr. Unsec’d. Notes, 144A	4.500	09/15/31		24,316	22,617,995

					411,834,606

Gas 0.2%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25		4,707	4,691,301

See Notes to Financial Statements.

PGIM High Yield Fund 53

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Gas (cont’d.)

AmeriGas Partners LP/AmeriGas Finance Corp., (cont’d.)
Sr. Unsec’d. Notes	5.750%	05/20/27	12,042	$11,784,989
Sr. Unsec’d. Notes	5.875	08/20/26	18,319	18,124,017

				34,600,307

Healthcare-Products 0.9%

Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29	185,377	175,316,607

Healthcare-Services 3.4%

DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	111,935	99,675,370
Gtd. Notes, 144A	4.625	06/01/30	93,999	88,465,886
Gtd. Notes, 144A	6.875	09/01/32	22,075	22,586,841
HCA, Inc.,
Gtd. Notes	7.050	12/01/27	8,725	9,302,868
Gtd. Notes	7.500	11/06/33	17,650	20,158,869
Gtd. Notes, MTN	7.580	09/15/25	7,101	7,243,565
Gtd. Notes, MTN	7.750	07/15/36	25,990	30,670,603
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A	4.375	02/15/27	30,278	29,562,699
LifePoint Health, Inc.,
Gtd. Notes, 144A	5.375	01/15/29	42,494	39,712,244
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A	5.500	09/01/28	54,773	39,960,674
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A	9.375	09/01/29	15,760	15,878,917
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29	80,353	77,156,783
Sr. Sec’d. Notes	4.375	01/15/30	117,467	112,398,004
Sr. Sec’d. Notes	4.625	06/15/28	9,717	9,504,237
Sr. Sec’d. Notes	6.750	05/15/31	8,915	9,248,955
Sr. Unsec’d. Notes	6.875	11/15/31	40,341	43,886,849

				655,413,364

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders 4.1%

Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625%	08/01/29	21,679	$20,569,025
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	27,436	25,837,821
Sr. Unsec’d. Notes, 144A	6.625	01/15/28	11,883	11,977,959
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	43,153	42,898,124
Gtd. Notes	7.250	10/15/29	76,643	78,333,945
Sr. Unsec’d. Notes, 144A	7.500	03/15/31	16,350	16,688,602
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	50,121	46,361,925
Gtd. Notes, 144A	6.250	09/15/27	29,693	29,544,535
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	21,994	20,564,390
Empire Communities Corp. (Canada),
Sr. Unsec’d. Notes, 144A	9.750	05/01/29	19,585	20,686,656
Forestar Group, Inc.,
Gtd. Notes, 144A	3.850	05/15/26	854	832,519
Gtd. Notes, 144A	5.000	03/01/28	41,915	40,671,824
KB Home,
Gtd. Notes	4.000	06/15/31	21,256	19,610,119
Gtd. Notes	4.800	11/15/29	29,319	28,619,891
Gtd. Notes	6.875	06/15/27	12,836	13,338,702
Gtd. Notes	7.250	07/15/30	3,775	3,930,768
Landsea Homes Corp.,
Sr. Unsec’d. Notes, 144A	8.875	04/01/29	32,540	33,652,570
M/I Homes, Inc.,
Gtd. Notes	3.950	02/15/30	5,017	4,608,519
Gtd. Notes	4.950	02/01/28	28,261	27,718,600
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	59,110	55,932,837
Sr. Unsec’d. Notes, 144A	5.250	12/15/27	32,846	32,394,368
Meritage Homes Corp.,
Gtd. Notes	5.125	06/06/27	14,350	14,455,111
New Home Co., Inc. (The),
Sr. Unsec’d. Notes, 144A	9.250	10/01/29	15,005	15,636,717
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	38,475	37,552,832
Sr. Unsec’d. Notes	4.750	04/01/29	19,834	19,060,196
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A	8.750	02/15/29	17,243	18,123,252

See Notes to Financial Statements.

PGIM High Yield Fund 55

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)

Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750%	01/15/28	15,444	$15,574,350
Gtd. Notes, 144A	5.875	06/15/27	31,369	31,775,147
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	27,639	27,364,453
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	6,603	6,574,264
Gtd. Notes	5.700	06/15/28	34,272	34,451,291

				795,341,312

Household Products/Wares 0.5%

ACCO Brands Corp.,
Gtd. Notes, 144A	4.250	03/15/29	44,205	41,117,073
Kronos Acquisition Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A	8.250	06/30/31	27,910	28,712,412
Sr. Unsec’d. Notes, 144A	10.750	06/30/32	13,800	13,768,674
Spectrum Brands, Inc.,
Gtd. Notes, 144A	3.875	03/15/31	7,000	6,241,764

				89,839,923

Housewares 0.7%

Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.000	04/01/31	58,993	52,857,753
Gtd. Notes	4.375	02/01/32	40,575	36,582,893
SWF Holdings I Corp., Sr. Unsec’d. Notes, 144A (original cost $80,126,488; purchased 09/17/21 - 04/29/22)(f)	6.500	10/01/29	84,380	44,720,619

				134,161,265

Insurance 0.7%

Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A	7.500	11/06/30	19,610	20,159,036
Sr. Unsec’d. Notes, 144A	6.000	08/01/29	1,500	1,432,441
Sr. Unsec’d. Notes, 144A	8.250	02/01/29	36,640	37,675,956
Sr. Unsec’d. Notes, 144A	8.500	06/15/29	12,290	12,784,386
AmWINS Group, Inc.,
Sr. Unsec’d. Notes, 144A	4.875	06/30/29	14,600	13,920,451

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)

AssuredPartners, Inc.,
Sr. Unsec’d. Notes, 144A	5.625%	01/15/29	19,845	$18,963,352
BroadStreet Partners, Inc.,
Sr. Unsec’d. Notes, 144A	5.875	04/15/29	24,566	23,380,363

				128,315,985

Internet 0.7%

Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A	3.875	09/15/27	47,650	44,669,967
Sr. Unsec’d. Notes, 144A	5.625	09/15/28	24,703	22,307,715
Gen Digital, Inc.,
Sr. Unsec’d. Notes, 144A	5.000	04/15/25	42,438	42,254,457
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A	3.500	03/01/29	17,687	16,453,737

				125,685,876

Iron/Steel 0.6%

ATI, Inc.,
Sr. Unsec’d. Notes	7.250	08/15/30	7,760	8,233,271
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	01/31/29	40,370	40,813,260
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.750	04/15/30	28,560	28,998,871
Gtd. Notes, 144A	7.000	03/15/32	14,875	14,943,243
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	9.250	10/01/28	21,375	22,630,781

				115,619,426

Leisure Time 4.0%

Amer Sports Co. (Finland),
Sr. Sec’d. Notes, 144A	6.750	02/16/31	44,830	45,278,300
Carnival Corp.,
Gtd. Notes, 144A	5.750	03/01/27	96,396	96,396,000
Gtd. Notes, 144A	6.000	05/01/29	32,759	32,800,276
Sr. Sec’d. Notes, 144A	4.000	08/01/28	70,658	67,301,745
Lindblad Expeditions Holdings, Inc.,
Sr. Sec’d. Notes, 144A	9.000	05/15/28	41,425	42,984,878

See Notes to Financial Statements.

PGIM High Yield Fund 57

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Leisure Time (cont’d.)

Lindblad Expeditions LLC,
Sr. Sec’d. Notes, 144A	6.750%	02/15/27	5,350	$5,315,100
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	77,003	76,690,175
Sr. Sec’d. Notes, 144A	5.875	02/15/27	16,311	16,290,611
Sr. Sec’d. Notes, 144A	8.125	01/15/29	15,000	16,054,200
Sr. Sec’d. Notes, 144A	8.375	02/01/28	10,559	11,126,546
Sr. Unsec’d. Notes, 144A	7.750	02/15/29	47,055	50,172,394
NCL Finance Ltd.,
Gtd. Notes, 144A	6.125	03/15/28	31,019	31,329,190
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A	7.250	01/15/30	10,450	10,998,625
Sr. Unsec’d. Notes	7.500	10/15/27	3,700	3,931,250
Sr. Unsec’d. Notes, 144A	5.375	07/15/27	18,650	18,704,272
Sr. Unsec’d. Notes, 144A	5.500	08/31/26	2,950	2,946,313
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	51,561	51,771,369
Sr. Unsec’d. Notes, 144A	6.000	02/01/33	34,295	35,141,058
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	55,267	55,191,284
Sr. Unsec’d. Notes, 144A	7.000	02/15/29	9,225	9,328,781
Sr. Unsec’d. Notes, 144A	9.125	07/15/31	35,735	39,174,494
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A	5.625	02/15/29	30,520	30,138,500
Vista Outdoor, Inc.,
Gtd. Notes, 144A	4.500	03/15/29	1,030	1,027,048
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A	5.000	02/15/28	16,450	16,102,699

				766,195,108

Lodging 1.7%

Boyd Gaming Corp.,
Gtd. Notes, 144A	4.750	06/15/31	40,785	38,355,323
Genting New York LLC/GENNY Capital, Inc.,
Sr. Unsec’d. Notes, 144A	3.300	02/15/26	2,668	2,580,737
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	3.625	02/15/32	39,540	35,469,343
Gtd. Notes, 144A	4.000	05/01/31	1,852	1,713,487
Gtd. Notes, 144A	5.875	04/01/29	16,360	16,662,383

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Lodging (cont’d.)

MGM Resorts International,
Gtd. Notes	4.625%	09/01/26	3,520	$3,470,659
Gtd. Notes	4.750	10/15/28	54,592	53,172,341
Gtd. Notes	5.500	04/15/27	42,825	42,830,317
Gtd. Notes	5.750	06/15/25	4,825	4,821,713
Gtd. Notes	6.500	04/15/32	53,140	53,554,588
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A	5.875	05/15/25	19,045	19,005,247
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.500	10/01/27	14,965	14,468,761
Sr. Unsec’d. Notes, 144A	5.625	08/26/28	41,835	39,868,755

				325,973,654

Machinery-Construction & Mining 0.1%

Terex Corp.,
Gtd. Notes, 144A
	5.000	05/15/29	26,280	25,533,567

Machinery-Diversified 0.6%

Chart Industries, Inc.,
Gtd. Notes, 144A	9.500	01/01/31	15,155	16,457,071
Sr. Sec’d. Notes, 144A	7.500	01/01/30	26,475	27,837,436
GrafTech Finance, Inc.,
Sr. Sec’d. Notes, 144A (original cost $34,493,021; purchased 12/08/20 - 06/26/24)(f)	4.625	12/15/28	38,402	25,714,557
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A	11.500	09/01/28	35,900	37,357,285
TK Elevator US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A	5.250	07/15/27	14,525	14,252,656

				121,619,005

Media 4.2%

CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	4.500	05/01/32	38,795	33,136,718
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	643	558,183
Sr. Unsec’d. Notes, 144A	4.750	03/01/30	7,292	6,656,304
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	32,875	31,624,637

See Notes to Financial Statements.

PGIM High Yield Fund 59

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)

CCO Holdings LLC/CCO Holdings Capital Corp., (cont’d.)
Sr. Unsec’d. Notes, 144A	5.125%	05/01/27	14,778	$14,500,909
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	1,621	1,536,418
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	22,685	22,624,529
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	27,213	17,568,063
Gtd. Notes, 144A	4.125	12/01/30	16,970	11,152,836
Gtd. Notes, 144A	5.375	02/01/28	15,756	12,082,876
Gtd. Notes, 144A	5.500	04/15/27	44,605	36,499,978
Gtd. Notes, 144A	6.500	02/01/29	960	724,102
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	115,940	45,297,781
Sr. Unsec’d. Notes, 144A	5.000	11/15/31	14,570	5,408,990
Sr. Unsec’d. Notes, 144A	5.750	01/15/30	36,442	14,392,245
Sr. Unsec’d. Notes, 144A	7.500	04/01/28	23,472	11,795,628
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $181,475,272; purchased 07/18/19 - 06/03/22)(f)	6.625	08/15/27(d)	267,691	4,901,155
Sec’d. Notes, 144A (original cost $59,318,362; purchased 11/18/21 - 08/03/22)(f)	5.375	08/15/26(d)	183,396	2,355,203
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	64,394	29,382,397
Gtd. Notes	7.375	07/01/28	30,755	15,796,670
Gtd. Notes	7.750	07/01/26	175,096	118,372,190
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27	40,700	41,362,653
News Corp.,
Sr. Unsec’d. Notes, 144A	3.875	05/15/29	10,433	9,795,924
Nexstar Media, Inc.,
Gtd. Notes, 144A	5.625	07/15/27	11,170	10,915,689
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.500	09/15/26	39,352	31,168,449
Sr. Unsec’d. Notes, 144A	6.500	09/15/28	103,124	56,729,933
Sinclair Television Group, Inc.,
Gtd. Notes, 144A	5.125	02/15/27	37,592	32,023,467
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	4.500	05/01/29	20,732	18,195,335
Sr. Sec’d. Notes, 144A	6.625	06/01/27	94,531	93,574,097
Sr. Sec’d. Notes, 144A	8.000	08/15/28	17,840	18,038,454

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)

Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	4.500%	08/15/30	5,458	$4,803,040
Sr. Sec’d. Notes, 144A	5.500	05/15/29	15,998	15,146,426
VZ Secured Financing BV (Netherlands),
Sr. Sec’d. Notes, 144A	5.000	01/15/32	43,165	38,996,880
Ziggo Bond Co. BV (Netherlands),
Gtd. Notes, 144A	5.125	02/28/30	1,800	1,615,500

				808,733,659

Metal Fabricate/Hardware 0.1%

Roller Bearing Co. of America, Inc.,
Sr. Unsec’d. Notes, 144A

	4.375	10/15/29	16,098	15,308,061

Mining 1.7%

Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A	8.000	10/01/30	8,950	9,635,960
Unsec’d. Notes, 144A	11.500	10/01/31	18,513	20,957,242
Eldorado Gold Corp. (Turkey),
Sr. Unsec’d. Notes, 144A	6.250	09/01/29	35,960	35,518,771
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.875	10/15/27	29,426	29,104,080
Gtd. Notes, 144A	8.625	06/01/31	16,300	16,305,094
Sec’d. Notes, 144A	9.375	03/01/29	12,230	12,952,548
Hecla Mining Co.,
Gtd. Notes	7.250	02/15/28	29,595	30,095,597
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A	4.500	04/01/26	24,262	23,898,070
Gtd. Notes, 144A	6.125	04/01/29	42,395	42,648,522
New Gold, Inc. (Canada),
Gtd. Notes, 144A	7.500	07/15/27	50,319	50,759,291
Novelis Corp.,
Gtd. Notes, 144A	3.250	11/15/26	937	901,951
Gtd. Notes, 144A	3.875	08/15/31	5,083	4,561,764
Gtd. Notes, 144A	4.750	01/30/30	40,490	38,767,059
Taseko Mines Ltd. (Canada),
Sr. Sec’d. Notes, 144A	8.250	05/01/30	11,730	12,169,875

				328,275,824

See Notes to Financial Statements.

PGIM High Yield Fund 61

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Miscellaneous Manufacturing 0.3%

Amsted Industries, Inc.,
Gtd. Notes, 144A	5.625%	07/01/27	6,475	$6,457,172
Sr. Unsec’d. Notes, 144A	4.625	05/15/30	28,647	26,992,194
Trinity Industries, Inc.,
Gtd. Notes, 144A	7.750	07/15/28	25,330	26,538,647

				59,988,013

Office/Business Equipment 0.1%

CDW LLC/CDW Finance Corp.,
Gtd. Notes	3.250	02/15/29	5,920	5,552,482
Zebra Technologies Corp.,
Gtd. Notes, 144A	6.500	06/01/32	7,655	7,919,330

				13,471,812

Oil & Gas 6.2%

Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A	8.250	02/15/26	19,986	20,253,321
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes	7.875	12/15/24(d)	104,709	10,471
Antero Resources Corp.,
Gtd. Notes, 144A	7.625	02/01/29	7,452	7,721,237
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26	17,418	17,484,337
Gtd. Notes, 144A	9.000	11/01/27	31,374	38,327,749
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	51,825	53,378,684
Chesapeake Energy Corp.,
Gtd. Notes, 144A (original cost $ 15,642,913; purchased 02/02/21 - 01/20/22)(f)	5.500	02/01/26	15,495	15,486,335
Gtd. Notes, 144A (original cost $ 10,895,000; purchased 02/02/21)(f)	5.875	02/01/29	10,895	10,926,501
Gtd. Notes, 144A (original cost $ 7,244,117; purchased 06/28/21 - 10/20/22)(f)	6.750	04/15/29	7,159	7,271,633
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A	6.375	06/15/26	726	729,794
Sr. Sec’d. Notes, 144A	7.000	06/15/25	56,580	56,669,313

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Civitas Resources, Inc.,
Gtd. Notes, 144A	8.375%	07/01/28	29,075	$30,709,656
Gtd. Notes, 144A	8.625	11/01/30	12,200	13,286,659
CNX Resources Corp.,
Gtd. Notes, 144A	7.250	03/01/32	12,400	13,006,256
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30	18,425	17,431,463
Gtd. Notes, 144A	6.750	03/01/29	32,042	31,510,673
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.375	01/15/33	12,370	12,701,094
Gtd. Notes, 144A	7.625	04/01/32	11,700	12,069,622
Gtd. Notes, 144A	9.250	02/15/28	30,727	32,515,976
CrownRock LP/CrownRock Finance, Inc., Sr. Unsec’d. Notes, 144A	5.000	05/01/29	5,123	5,197,578
Diamond Foreign Asset Co./Diamond Finance LLC, Sec’d. Notes, 144A	8.500	10/01/30	9,975	10,487,715
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28	28,913	29,468,141
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	28,950	28,766,050
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	16,561	16,511,408
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	26,190	26,066,757
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	43,198	43,455,658
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	24,140	24,104,909
Sr. Unsec’d. Notes, 144A	8.375	11/01/33	8,341	9,133,747
Kraken Oil & Gas Partners LLC,
Sr. Unsec’d. Notes, 144A	7.625	08/15/29	8,985	9,261,224
Matador Resources Co.,
Gtd. Notes, 144A	6.500	04/15/32	20,070	20,382,345
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	5.875	02/01/29	17,600	17,446,000
Nabors Industries Ltd.,
Gtd. Notes, 144A	7.500	01/15/28	29,643	29,050,140
Nabors Industries, Inc.,
Gtd. Notes, 144A	7.375	05/15/27	11,475	11,599,622
Gtd. Notes, 144A	8.875	08/15/31	10,835	10,863,601
Gtd. Notes, 144A	9.125	01/31/30	44,770	48,042,768
Noble Finance II LLC,
Gtd. Notes, 144A	8.000	04/15/30	21,035	21,839,830

See Notes to Financial Statements.

PGIM High Yield Fund 63

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	7.125%	10/15/27	1,230	$1,300,555
Sr. Unsec’d. Notes	7.200	04/01/28	2,400	2,556,026
Sr. Unsec’d. Notes	7.875	09/15/31	850	978,454
Sr. Unsec’d. Notes	7.950	04/15/29	8,558	9,471,428
Parkland Corp. (Canada),
Gtd. Notes, 144A	4.500	10/01/29	41,675	39,242,847
Gtd. Notes, 144A	4.625	05/01/30	28,475	26,659,719
Sr. Unsec’d. Notes, 144A	6.625	08/15/32	8,370	8,434,867
Permian Resources Operating LLC,
Gtd. Notes, 144A	6.250	02/01/33	12,400	12,714,531
Gtd. Notes, 144A	7.000	01/15/32	21,025	22,034,556
Gtd. Notes, 144A	8.000	04/15/27	9,400	9,720,128
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A	6.875	01/15/29	8,275	8,380,258
Gtd. Notes, 144A	7.125	01/15/26	11,046	11,032,192
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25	19,172	19,085,445
Gtd. Notes, 144A	4.750	02/15/30	3,875	3,721,373
SM Energy Co.,
Sr. Unsec’d. Notes, 144A	6.750	08/01/29	11,640	11,832,942
Sr. Unsec’d. Notes, 144A	7.000	08/01/32	8,055	8,263,133
Southwestern Energy Co.,
Gtd. Notes	4.750	02/01/32	36,250	34,369,330
Gtd. Notes	5.375	02/01/29	15,208	15,015,720
Gtd. Notes	5.375	03/15/30	63,466	62,943,686
Sunoco LP,
Gtd. Notes, 144A	7.000	05/01/29	12,740	13,278,072
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.500	05/15/29	23,108	22,199,106
Gtd. Notes	4.500	04/30/30	29,800	28,365,830
Gtd. Notes	5.875	03/15/28	6,286	6,296,157
Transocean, Inc.,
Gtd. Notes, 144A	8.000	02/01/27	1,172	1,167,605
Gtd. Notes, 144A	8.250	05/15/29	29,250	29,542,500
Gtd. Notes, 144A	8.500	05/15/31	2,430	2,466,815

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Valaris Ltd.,
Sec’d. Notes, 144A	8.375%	04/30/30		11,475	$11,969,458
Vital Energy, Inc.,
Gtd. Notes	9.750	10/15/30		7,200	7,903,708

					1,184,114,708

Packaging & Containers 1.8%

ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%	6.500	06/30/27		41,431	9,529,059
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Sr. Unsec’d. Notes, 144A	4.000	09/01/29		4,615	3,963,131
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes	2.125	08/15/26	EUR	7,575	6,915,595
Sr. Sec’d. Notes	2.125	08/15/26	EUR	400	365,916
Sr. Sec’d. Notes, 144A	4.125	08/15/26		16,763	14,461,440
Graham Packaging Co., Inc.,
Gtd. Notes, 144A	7.125	08/15/28		20,905	20,647,671
Intelligent Packaging Holdco Issuer LP (Canada),
Sr. Unsec’d. Notes, 144A, Cash coupon 9.000% or PIK 9.750%	9.000	01/15/26		18,475	17,911,143
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada),
Sr. Sec’d. Notes, 144A	6.000	09/15/28		32,661	32,048,607
Iris Holding, Inc.,
Sr. Unsec’d. Notes, 144A	10.000	12/15/28		32,118	27,485,721
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28		18,740	17,366,585
Sr. Sec’d. Notes, 144A	6.750	07/15/26		3,275	3,258,724
Sr. Sec’d. Notes, 144A	9.500	11/01/28		7,750	7,941,511
Sr. Unsec’d. Notes, 144A	8.250	11/01/29		21,277	19,025,973
Sr. Unsec’d. Notes, 144A	10.500	07/15/27		33,494	33,080,216
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A	7.875	04/15/27		25,915	26,800,660
OI European Group BV,
Gtd. Notes, 144A	4.750	02/15/30		10,400	9,770,696

See Notes to Financial Statements.

PGIM High Yield Fund 65

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Packaging & Containers (cont’d.)

Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.625%	05/13/27	980	$982,506
Gtd. Notes, 144A	7.250	05/15/31	9,800	9,924,758
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A	4.375	10/15/28	22,350	21,275,464
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A	12.750	12/31/28	50,113	54,980,686
TriMas Corp.,
Gtd. Notes, 144A	4.125	04/15/29	6,675	6,211,661

				343,947,723

Pharmaceuticals 2.5%

AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	58,426	53,333,028
Gtd. Notes, 144A	5.125	03/01/30	32,882	30,056,088
Gtd. Notes, 144A	6.125	08/01/28	24,577	24,369,429
Bausch Health Americas, Inc.,
Gtd. Notes, 144A (original cost $1,194,008; purchased 03/20/20)(f)	8.500	01/31/27	1,323	979,823
Bausch Health Cos., Inc.,
Gtd. Notes, 144A (original cost $38,072,760; purchased 12/17/19 - 08/26/22)(f)	5.000	01/30/28	42,149	23,181,950
Gtd. Notes, 144A (original cost $59,322,423; purchased 11/18/20 - 10/14/22)(f)	5.000	02/15/29	73,671	37,572,210
Gtd. Notes, 144A (original cost $99,404,475; purchased 12/17/19 - 04/13/23)(f)	5.250	01/30/30	116,023	55,691,040
Gtd. Notes, 144A (original cost $21,325,458; purchased 11/18/20 - 02/04/22)(f)	5.250	02/15/31	23,067	11,072,160
Gtd. Notes, 144A (original cost $183,554,919; purchased 05/11/20 - 10/04/22)(f)	6.250	02/15/29	195,770	98,863,850
Gtd. Notes, 144A (original cost $11,180,401; purchased 05/09/19 - 10/08/19)(f)	7.000	01/15/28	11,113	6,389,975
Gtd. Notes, 144A (original cost $2,246,125; purchased 08/26/22)(f)	9.000	12/15/25	3,775	3,406,938
Sr. Sec’d. Notes, 144A (original cost $4,473,330; purchased 05/24/21 - 11/23/21)(f)	4.875	06/01/28	4,474	3,365,119
Jazz Securities DAC,
Sr. Sec’d. Notes, 144A	4.375	01/15/29	8,597	8,188,643

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)

Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A	4.125%	04/30/28	6,961	$6,651,779
Sr. Unsec’d. Notes, 144A	5.125	04/30/31	115,256	107,835,603
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A	7.750	11/15/25	12,202	11,500,162

				482,457,797

Pipelines 3.9%

Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	26,170	25,865,360
Gtd. Notes, 144A	5.750	03/01/27	29,490	29,461,194
Gtd. Notes, 144A	5.750	01/15/28	34,678	34,724,339
Gtd. Notes, 144A	6.625	02/01/32	8,430	8,694,851
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	07/15/29	4,290	4,463,670
Sr. Unsec’d. Notes, 144A	7.250	07/15/32	7,890	8,290,279
Cheniere Energy Partners LP,
Gtd. Notes	4.000	03/01/31	28,525	26,918,551
Gtd. Notes	4.500	10/01/29	1,322	1,293,275
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes	4.625	10/15/28	46,864	46,376,955
DCP Midstream Operating LP,
Gtd. Notes, 144A	6.450	11/03/36	3,455	3,736,251
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	17,145	17,214,093
EQM Midstream Partners LP,
Sr. Unsec’d. Notes	5.500	07/15/28	685	690,511
Sr. Unsec’d. Notes, 144A	6.000	07/01/25	3,242	3,247,133
Sr. Unsec’d. Notes, 144A	6.500	07/01/27	23,472	24,077,673
Sr. Unsec’d. Notes, 144A	7.500	06/01/27	7,125	7,350,224
Sr. Unsec’d. Notes, 144A	7.500	06/01/30	15,301	16,703,212
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.875	01/15/29	15,486	15,600,885
Gtd. Notes	7.000	08/01/27	18,055	18,223,010
Gtd. Notes, 144A	8.250	01/15/32	13,750	14,308,536
Howard Midstream Energy Partners LLC,
Sr. Unsec’d. Notes, 144A	7.375	07/15/32	6,835	7,072,152
Sr. Unsec’d. Notes, 144A	8.875	07/15/28	7,250	7,735,211

See Notes to Financial Statements.

PGIM High Yield Fund 67

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Northriver Midstream Finance LP (Canada),
Sr. Sec’d. Notes, 144A	6.750%	07/15/32	7,675	$7,908,397
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	1,475	1,451,243
Sr. Unsec’d. Notes, 144A	4.800	05/15/30	19,045	17,684,616
Sr. Unsec’d. Notes, 144A	4.950	07/15/29	148	141,761
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	55,293	53,690,063
Sr. Unsec’d. Notes, 144A	7.500	07/15/38	1,611	1,682,583
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	46,567	44,944,211
Gtd. Notes, 144A	6.000	03/01/27	12,884	12,857,996
Gtd. Notes, 144A	6.000	12/31/30	10,702	10,211,948
Gtd. Notes, 144A	6.000	09/01/31	8,663	8,212,852
Sr. Unsec’d. Notes, 144A	7.375	02/15/29	13,415	13,694,753
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	19,005	17,969,328
Sr. Sec’d. Notes, 144A	4.125	08/15/31	14,185	13,156,900
Sr. Sec’d. Notes, 144A	6.250	01/15/30	9,675	10,066,068
Venture Global LNG, Inc.,
Sr. Sec’d. Notes, 144A	7.000	01/15/30	19,480	19,938,788
Sr. Sec’d. Notes, 144A	9.500	02/01/29	74,625	84,096,498
Sr. Sec’d. Notes, 144A	9.875	02/01/32	83,525	92,958,811
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.050	02/01/30	4,719	4,510,569
Sr. Unsec’d. Notes	4.500	03/01/28	325	320,147
Sr. Unsec’d. Notes	5.450	04/01/44	578	535,766
Sr. Unsec’d. Notes	5.500	08/15/48	6,380	5,812,110

				743,892,773

Real Estate 1.1%

Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A	10.500(cc)	01/15/28	39,710	40,797,009
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A	7.750	09/01/30	8,175	8,720,067
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	43,625	40,172,325
Gtd. Notes, 144A	4.375	02/01/31	20,677	18,608,284
Gtd. Notes, 144A	5.375	08/01/28	40,335	39,259,505

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Real Estate (cont’d.)

Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A	5.250%	04/15/29		65,396	$61,674,945

					209,232,135

Real Estate Investment Trusts (REITs) 1.5%

Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31		50,779	38,821,213
Gtd. Notes	9.750	06/15/25		1,056	1,057,459
Sr. Unsec’d. Notes	4.750	02/15/28		44,279	38,916,067
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	0.993	10/15/26	EUR	2,225	1,981,189
Gtd. Notes	3.500	03/15/31		61,861	42,232,912
Gtd. Notes	4.625	08/01/29		7,075	5,430,473
Gtd. Notes	5.000	10/15/27		500	423,750
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Gtd. Notes, 144A	7.000	02/01/30		12,075	12,391,151
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes	4.750	10/15/27		3,310	3,241,544
Gtd. Notes, 144A	4.500	02/15/29		7,700	7,400,650
Gtd. Notes, 144A	6.500	04/01/32		24,460	25,177,688
SBA Communications Corp.,
Sr. Unsec’d. Notes	3.125	02/01/29		13,545	12,465,775
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	01/15/27		3,000	2,915,054
Sr. Unsec’d. Notes, 144A	7.250	04/01/29		17,820	18,563,253
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A	10.500	02/15/28		17,775	18,262,285
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.500	09/01/26		4,950	4,903,263
Gtd. Notes, 144A	4.500	01/15/28		11,899	11,676,035
Gtd. Notes, 144A	4.625	12/01/29		36,481	35,467,556

					281,327,317

Retail 5.0%

1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A	4.000	10/15/30		74,012	67,813,495

See Notes to Financial Statements.

PGIM High Yield Fund 69

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Retail (cont’d.)

1011778 BC ULC/New Red Finance, Inc. (Canada), (cont’d.)
Sr. Sec’d. Notes, 144A	3.875%	01/15/28		8,583	$8,196,765
Arko Corp.,
Gtd. Notes, 144A	5.125	11/15/29		31,157	27,708,529
BCPE Ulysses Intermediate, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%	7.750	04/01/27		9,975	9,669,530
Brinker International, Inc.,
Gtd. Notes, 144A	5.000	10/01/24		1,411	1,409,867
Gtd. Notes, 144A	8.250	07/15/30		37,105	39,423,180
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%	12.000	12/01/28		33,803	35,074,858
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%	13.000	06/01/30		56,766	60,545,931
Sr. Sec’d. Notes, 144A, PIK 14.000%	14.000	06/01/31		33,261	37,934,629
Cougar JV Subsidiary LLC,
Sr. Unsec’d. Notes, 144A	8.000	05/15/32		11,770	12,418,421
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	11.000	11/30/28	EUR	7,400	8,692,312
Sr. Sec’d. Notes, 144A	12.000	11/30/28		20,319	22,147,669
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A	6.750	01/15/30		110,591	99,025,853
Sr. Sec’d. Notes, 144A	4.625	01/15/29		11,434	10,705,282
Foundation Building Materials, Inc.,
Gtd. Notes, 144A	6.000	03/01/29		40,514	36,418,999
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29		11,535	10,333,543
Gtd. Notes, 144A	3.875	10/01/31		38,932	33,626,602
LBM Acquisition LLC,
Gtd. Notes, 144A	6.250	01/15/29		43,270	39,152,780
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A	4.875	05/01/29		69,595	66,304,951
Sr. Unsec’d. Notes, 144A	8.250	08/01/31		12,910	13,723,946
Lithia Motors, Inc.,
Gtd. Notes, 144A	4.375	01/15/31		2,800	2,580,223
Sr. Unsec’d. Notes, 144A	3.875	06/01/29		26,800	24,877,624
Park River Holdings, Inc.,
Gtd. Notes, 144A	5.625	02/01/29		69,002	56,868,797

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Retail (cont’d.)

Park River Holdings, Inc., (cont’d.)
Sr. Unsec’d. Notes, 144A	6.750%	08/01/29		9,165	$7,716,705
Patrick Industries, Inc.,
Gtd. Notes, 144A	4.750	05/01/29		11,755	11,040,000
Gtd. Notes, 144A	7.500	10/15/27		6,175	6,193,708
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	6.750	03/01/32		62,545	63,820,229
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27		33,961	33,800,259
Sr. Unsec’d. Notes, 144A	5.000	06/01/31		38,547	35,402,251
Superior Plus LP/Superior General Partner, Inc. (Canada),
Gtd. Notes, 144A	4.500	03/15/29		50,540	47,186,671
White Cap Buyer LLC,
Sr. Unsec’d. Notes, 144A	6.875	10/15/28		27,085	26,824,675
White Cap Parent LLC,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.250% or PIK 9.000%	8.250	03/15/26		7,875	7,859,141

					964,497,425

Software 0.3%

Camelot Finance SA,
Sr. Sec’d. Notes, 144A	4.500	11/01/26		2,031	1,984,476
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A	4.875	07/01/29		36,756	35,395,724
Sr. Sec’d. Notes, 144A	3.875	07/01/28		750	714,782
SS&C Technologies, Inc.,
Gtd. Notes, 144A	5.500	09/30/27		15,200	15,191,801

					53,286,783

Telecommunications 5.1%

Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes	2.250	01/15/25	EUR	9,325	10,112,006
Sr. Sec’d. Notes, 144A	2.250	01/15/25	EUR	33,935	36,799,026
Sr. Sec’d. Notes, 144A	5.000	01/15/28		37,200	29,853,000
Sr. Sec’d. Notes, 144A	5.750	08/15/29		52,275	40,121,062
Sr. Sec’d. Notes, 144A	9.625	07/15/27		23,808	22,677,120

See Notes to Financial Statements.

PGIM High Yield Fund 71

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

Connect Finco Sarl/Connect US Finco LLC (United Kingdom),
Sr. Sec’d. Notes, 144A	6.750%	10/01/26		5,819	$5,750,976
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $910; purchased 11/14/23)^(f)	0.000	12/31/30		9,103	9
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $277,610; purchased 11/14/23 - 02/13/24)^(f)	0.000	12/31/30		121	58,324
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $1,490; purchased 11/14/23)^(f)	0.000	12/31/30		14,902	15
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US (Jamaica),
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500% (original cost $73,545,752; purchased 01/29/24 - 05/15/24)(f)	10.500	05/25/27		79,227	78,806,480
Digicel MidCo Ltd./DIFL US II LLC (Jamaica),
Sr. Unsec’d. Notes, PIK 10.500% (original cost $56,292,168; purchased 01/30/24 - 05/15/24)(f)	10.500	11/25/28		85,802	69,842,483
Frontier Communications Holdings LLC,
Sr. Sec’d. Notes, 144A	5.000	05/01/28		55,212	53,652,341
Sr. Sec’d. Notes, 144A	5.875	10/15/27		30,828	30,710,802
Iliad Holding SASU (France),
Sr. Sec’d. Notes	5.625	10/15/28	EUR	2,600	2,908,557
Sr. Sec’d. Notes, 144A	6.500	10/15/26		34,215	34,345,017
Sr. Sec’d. Notes, 144A	7.000	10/15/28		25,205	25,551,569
Sr. Sec’d. Notes, 144A	8.500	04/15/31		10,550	11,156,625
Intelsat Jackson Holdings SA (Luxembourg),
Sr. Sec’d. Notes, 144A	6.500	03/15/30		69,760	66,908,211
Level 3 Financing, Inc.,
Gtd. Notes, 144A	3.625	01/15/29		14,975	9,314,288
Gtd. Notes, 144A	3.750	07/15/29		17,348	10,444,333
Sec’d. Notes, 144A	3.875	10/15/30		13,500	9,221,168
Sec’d. Notes, 144A	4.000	04/15/31		17,864	12,088,284
Sec’d. Notes, 144A	4.500	04/01/30		23,670	17,532,933
Sec’d. Notes, 144A	4.875	06/15/29		15,148	12,026,485
Sr. Sec’d. Notes, 144A	10.500	04/15/29		8,925	9,604,652
Sr. Sec’d. Notes, 144A	10.500	05/15/30		24,660	26,514,782
Sr. Sec’d. Notes, 144A	10.750	12/15/30		30,219	32,666,006
Sr. Sec’d. Notes, 144A	11.000	11/15/29		81,471	89,447,589

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

Sprint Capital Corp.,
Gtd. Notes	6.875%	11/15/28	11,526	$12,492,907
Gtd. Notes	8.750	03/15/32	33,753	41,581,948
Sprint LLC,
Gtd. Notes	7.625	02/15/25	36,161	36,293,408
Gtd. Notes	7.625	03/01/26	4,152	4,282,339
Viasat, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	09/15/25	99,004	98,155,157
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	4.750	07/15/31	2,000	1,750,000
Sr. Sec’d. Notes, 144A	7.750	04/15/32	3,500	3,565,625
Zegona Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	8.625	07/15/29	38,150	39,810,669

				986,046,196

Transportation 0.5%

GN Bondco LLC,
Sr. Sec’d. Notes, 144A	9.500	10/15/31	52,594	53,570,982
RXO, Inc.,
Gtd. Notes, 144A	7.500	11/15/27	20,625	21,359,441
XPO, Inc.,
Gtd. Notes, 144A	7.125	06/01/31	4,825	5,037,732
Gtd. Notes, 144A	7.125	02/01/32	11,700	12,273,820
Sr. Sec’d. Notes, 144A	6.250	06/01/28	6,875	7,027,430

				99,269,405

TOTAL CORPORATE BONDS (cost $16,671,814,755)				15,816,954,306

FLOATING RATE AND OTHER LOANS 4.8%

Advertising 0.0%

CMG Media Corp., 2021 Refinancing Term B Loan, 3 Month SOFR + 3.600%	8.935(c)	12/17/26	2,230	1,919,194

See Notes to Financial Statements.

PGIM High Yield Fund 73

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Auto Parts & Equipment 0.3%

First Brands Group LLC,
Second Lien 2021 Term Loan, 3 Month SOFR + 8.762%^	14.014%(c)	03/30/28	30,665	$28,978,425
Tenneco, Inc.,
Term A Loan, 1 Month SOFR + 4.850%	10.082(c)	11/17/28	25,455	24,263,981

				53,242,406

Chemicals 0.5%

Consolidated Energy Finance SA (Switzerland), 2024 Incremental Term Loan, 3 Month SOFR + 4.500%	9.557(c)	11/15/30	40,808	37,849,165
Iris Holdings Ltd.,
Initial Term Loan, 3 Month SOFR + 4.850%	10.102(c)	06/28/28	16,438	15,475,011
Venator Finance Sarl,
Initial First-Out Term Loan, 3 Month SOFR + 2.000%^	15.286(c)	12/31/25	19,710	19,710,384
Term Loan, 3 Month SOFR + 10.000%^	15.299(c)	10/12/28	28,081	26,677,135

				99,711,695

Commercial Services 0.0%

Fly Funding II Sarl (Luxembourg),
Term B Loan, 3 Month LIBOR + 1.750%	7.120(c)	08/11/25	1,189	1,153,672

Computers 0.3%

McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.250%	8.592(c)	03/01/29	16,141	16,083,859
NCR Atleos Corp.,
Term A Loan, 1 Month SOFR + 3.350%^	8.599(c)	09/27/28	8,754	8,765,402
NCR Atleos LLC,
Term B Loan, 3 Month SOFR + 4.850%	10.099(c)	03/27/29	34,879	35,140,718

				59,989,979

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Cosmetics/Personal Care 0.2%

Rainbow Midco Ltd. (United Kingdom), Note Purchase Facility^	11.172%(c)	02/22/30		13,741	$15,189,346
Rainbow UK Bidco Ltd. (Luxembourg), Facility B3 Loan, SONIA + 4.750%	9.701(c)	02/23/29	GBP	11,625	15,143,067

					30,332,413

Electric 0.0%

Heritage Power LLC,
Term Loan, 3 Month SOFR + 5.500%^	10.835(c)	07/20/28		3,881	3,764,573

Electronics 0.1%

Likewize Corp.,
Closing Date Term Loan, 1 Month SOFR + 5.750%	11.026(c)	09/30/29		16,156	15,671,562

Holding Companies-Diversified 0.0%

Clue OpCo LLC,
Term B Loan, 3 Month SOFR + 4.500%	9.752(c)	12/19/30		7,642	7,504,169

Household Products/Wares 0.0%

Kronos Acquisition Holdings, Inc. (Canada),
Initial Loan 2024, 3 Month SOFR + 4.000%	9.314(c)	07/08/31		3,900	3,846,375

Housewares 0.1%

SWF Holdings I Corp.,
Initial Term Loan, 1 Month SOFR + 4.114%	9.361(c)	10/06/28		28,538	21,421,421

Insurance 0.5%

Acrisure LLC, 2024 Refinancing Term Loan, 3 Month SOFR + 3.250%	8.594(c)	11/06/30		43,975	43,590,232
Asurion LLC,
New B-4 Term Loan, 1 Month SOFR + 5.364%	10.611(c)	01/20/29		29,145	26,877,169
New B-8 Term Loan, 1 Month SOFR + 3.364%	8.611(c)	12/23/26		22,251	22,139,907

					92,607,308

Internet 0.0%

Cablevision Lightpath LLC,
Initial Term Loan, 1 Month SOFR + 3.364%	8.701(c)	11/30/27		6,795	6,738,056

See Notes to Financial Statements.

PGIM High Yield Fund 75

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Investment Companies 0.2%

Hurricane CleanCo Ltd. (United Kingdom), Facility A, 3 Month LIBOR + 6.250% (Cap N/A, Floor 0.000% )^	12.500%(c)	10/31/29	30,132	$39,572,940

Media 1.0%

Altice Financing SA (Luxembourg), 2022 Dollar Loan, 3 Month SOFR + 5.000%	10.301(c)	10/31/27	37,590	33,267,475
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.837(c)	01/18/28	64,295	61,280,992
Diamond Sports Group LLC,
Dip Term Loan	10.000	12/02/24	35,569	43,571,870
First Lien Term Loan, 1 Month SOFR + 10.100%	15.442(c)	05/25/26	6,245	5,751,378
Second Lien Term Loan, 1 Month SOFR + 3.400%	8.175(c)	08/24/26(d)	139,499	2,237,846
Gray Television, Inc.,
Term F Loan, 1 Month SOFR + 5.250%	10.592(c)	06/04/29	15,989	15,252,371
Radiate Holdco LLC,
Amendment No. 6 Term Loan, 1 Month SOFR + 3.364%	8.611(c)	09/25/26	27,231	21,785,176

				183,147,108

Metal Fabricate/Hardware 0.4%

Doncasters US Finance LLC (United Kingdom),
Initial Term Loan, 3 Month SOFR + 6.500%	11.835(c)	04/23/30	68,189	67,507,209

Oil & Gas Services 0.0%

US Silica Co.,
Term B Loan, 1 Month SOFR + 4.500%	9.747(c)	07/31/31	6,485	6,397,855

Retail 0.1%

Great Outdoors Group LLC,
Term B-2 Loan, 1 Month SOFR + 3.864%	9.111(c)	03/06/28	11,592	11,582,660

Software 0.4%

athenahealth, Inc.,
Initial Term Loan, 1 Month SOFR + 3.250%	8.497(c)	02/15/29	7,135	7,074,322

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Software (cont’d.)

Cotiviti, Inc.,
Initial Floating Rate Term Loan, 1 Month SOFR + 3.250%	8.592%(c)	05/01/31		47,171	$47,126,441
Skillsoft Finance II, Inc.,
Initial Term Loan, 1 Month SOFR + 5.364%	10.642(c)	07/14/28		41,180	32,377,953

					86,578,716

Telecommunications 0.7%

Connect Finco Sarl (United Kingdom),
Amendment No. 4 Term Loan, 1 Month SOFR + 4.500%	9.747(c)	09/27/29		48,193	46,807,330
Digicel International Finance Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 6.750%	12.002(c)	05/25/27		8,457	8,295,188
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%	11.838(c)	04/15/29		21,898	22,012,108
Term B-2, 1 Month SOFR + 6.560%	11.838(c)	04/15/30		16,425	16,490,922
MLN US HoldCo LLC, 3L Term B Loan, 3 Month SOFR + 9.250%	14.629(c)	10/18/27		70	3,480
Initial Term Loan, 3 Month SOFR + 6.540%	11.819(c)	10/18/27		1,038	587,544
Initial Term Loan (Second Out (First Lien Roll-Up)), 3
Month SOFR + 6.800%	12.079(c)	10/18/27		2,343	187,460
Xplornet Communications, Inc. (Canada),
First Lien Refinancing Term Loan	— (p)	10/02/28	(d)	60,377	10,603,689
Initial Term Loan - Second Lien	— (p)	10/01/29	(d)	25,920	453,600
Zegona Holdco Ltd.,
Term Loan	— (p)	07/31/29		26,038	25,826,441

					131,267,762

Textiles 0.0%

ASP Unifrax Holdings, Inc.,
USD Term Loan (First Lien), 3 Month SOFR + 3.900%	9.235(c)	12/12/25		4,480	4,390,545

TOTAL FLOATING RATE AND OTHER LOANS (cost $1,038,849,495)					928,347,618

U.S. TREASURY OBLIGATIONS 4.9%
U.S. Treasury Notes(k)	2.500	03/31/27		60,475	58,542,635
U.S. Treasury Notes(k)	2.625	05/31/27		100,565	97,461,628

See Notes to Financial Statements.

PGIM High Yield Fund 77

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes(h)(k)	3.875%	11/30/27	301,400	$302,153,500
U.S. Treasury Notes	4.250	12/31/25	150,000	150,082,032
U.S. Treasury Notes	4.625	06/30/26	148,000	149,624,531
U.S. Treasury Notes(h)	4.875	05/31/26	170,000	172,397,265

TOTAL U.S. TREASURY OBLIGATIONS (cost $929,946,088)				930,261,591

			Shares
AFFILIATED EXCHANGE-TRADED FUNDS 0.9%
PGIM AAA CLO ETF			240,000	12,280,800
PGIM Ultra Short Bond ETF			3,275,000	162,996,750

TOTAL AFFILIATED EXCHANGE-TRADED FUNDS (cost $174,903,170)(wa)				175,277,550

COMMON STOCKS 2.1%

Chemicals 0.8%

Cornerstone Chemical Co.*^			1,010,075	19,191,425
TPC Group, Inc.*^			2,374,523	90,231,874
Venator Materials PLC (original cost $134,882,407; purchased 12/21/23)*^(f)			82,538	49,522,800

				158,946,099

Electric Utilities 0.1%

GenOn Energy Holdings, Inc. (Class A Stock)*^			195,390	5,861,700
Keycon Power Holdings LLC (original cost $22,679,273; purchased 01/17/19 - 10/23/20)*^(f)			788,740	79

				5,861,779

Gas Utilities 0.4%

Ferrellgas Partners LP (Class B Stock)^			402,445	82,465,247

Hotels, Restaurants & Leisure 0.0%

CEC Entertainment, Inc.*			240,485	3,577,214

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels 0.2%

Chesapeake Energy Corp. (original cost $0; purchased 02/09/21)(f)	245,295	$18,272,025
Heritage Power LLC*^	536,541	22,534,722
Heritage Power LLC*^	23,599	991,158
Heritage Power LLC*^	617,491	308,745

		42,106,650

Wireless Telecommunication Services 0.6%

Digicel International Finance Ltd. (Jamaica) (original cost $9,493,627; purchased 01/29/24 - 01/30/24)*^(f)	7,820,619	19,473,341
Intelsat Emergence SA (Luxembourg)*	2,417,044	90,437,327

		109,910,668

TOTAL COMMON STOCKS (cost $339,762,208)		402,867,657

PREFERRED STOCKS 0.7%

Electronic Equipment, Instruments & Components 0.7%

Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	134,092	134,092,000

Wireless Telecommunication Services 0.0%

Digicel International Finance Ltd. (Jamaica) (original cost $5,013,801; purchased 01/26/24 - 01/29/24)*^(f)	830,962	8,892,623

TOTAL PREFERRED STOCKS (cost $135,069,418)		142,984,623

	Units

WARRANTS* 0.0%

Chemicals

Ashland, Inc., expiring 03/31/29 (cost $0)	230	—

TOTAL LONG-TERM INVESTMENTS (cost $19,516,731,265)		18,623,742,765

See Notes to Financial Statements.

PGIM High Yield Fund 79

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Shares	Value

SHORT-TERM INVESTMENTS 2.1%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 5.562%)(wa)	181,302,245	$181,302,245
PGIM Core Short-Term Bond Fund(wa)	24,010,022	218,971,401

TOTAL SHORT-TERM INVESTMENTS (cost $400,031,379)		400,273,646

TOTAL INVESTMENTS 99.1% (cost $19,916,762,644)		19,024,016,411
Other assets in excess of liabilities(z) 0.9%		166,213,461

NET ASSETS 100.0%		$19,190,229,872

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $595,060,782 and 3.1% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of August 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $1,192,659,680. The aggregate value of $638,801,545 is 3.3% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Unfunded loan commitments outstanding at August 31, 2024:

	Principal
	Amount	Current	Unrealized	Unrealized
Borrower	(000)#	Value	Appreciation	Depreciation
Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 04/23/30 (cost $6,762,546)	6,836	$6,784,730	$22,184	$—
Likewize Corp., Delayed Draw Term Loan, 1.000%, Maturity Date 08/15/29 (cost $1,468,750)	1,469	1,424,687	—	(44,063)

		$8,209,417	$22,184	$(44,063)

Futures contracts outstanding at August 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2,449	2 Year U.S. Treasury Notes	Dec. 2024	$508,282,299	$(150,746)
191	5 Year Euro-Bobl	Dec. 2024	25,116,191	(19,154)
7,053	5 Year U.S. Treasury Notes	Dec. 2024	771,587,197	(1,575,060)
5,418	10 Year U.S. Treasury Notes	Dec. 2024	615,281,625	(3,436,578)
677	20 Year U.S. Treasury Bonds	Dec. 2024	83,355,625	(943,373)
230	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	30,345,625	(461,938)
3	Euro Schatz Index	Dec. 2024	353,673	(3)

				(6,586,852)

Short Position:
129	10 Year Euro-Bund	Dec. 2024	19,022,386	27,687

				$(6,559,165)

Forward foreign currency exchange contracts outstanding at August 31, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 09/03/24	MSI	GBP	66,040	$87,166,816	$86,735,440	$—	$(431,376)
Euro,
Expiring 09/03/24	BOA	EUR	66,664	74,438,614	73,704,239	—	(734,375)

				$161,605,430	$160,439,679	—	(1,165,751)

See Notes to Financial Statements.

PGIM High Yield Fund 81

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Forward foreign currency exchange contracts outstanding at August 31, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 09/03/24	BNP	GBP	66,040	$85,033,511	$86,735,440	$—	$(1,701,929)
Expiring 10/02/24	MSI	GBP	66,040	87,189,996	86,756,185	433,811	—
Euro,
Expiring 09/03/24	BOA	EUR	65,030	70,663,894	71,897,844	—	(1,233,950)
Expiring 09/03/24	HSBC	EUR	1,634	1,776,793	1,806,395	—	(29,602)
Expiring 10/02/24	BOA	EUR	66,664	74,538,411	73,799,197	739,214	—

				$319,202,605	$320,995,061	1,173,025	(2,965,481)

						$1,173,025	$(4,131,232)

Credit default swap agreement outstanding at August 31, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2024(4)	Value at Trade Date	Value at August 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.42.V1	06/20/29	5.000	%(Q)	396,670	3.215%	$24,719,094	$32,394,197	$7,675,103

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at August 31, 2024:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 5.320%	JPM	12/20/24	72,690	$(385,750)	$—	$(385,750)
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 5.320%	BARC	03/20/25	74,110	1,119,911	—	1,119,911
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.320%	MSI	09/20/24	(159,910)	(10,062,449)	—	(10,062,449)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.320%	BNP	09/20/24	(80,347)	(4,496,884)	—	(4,496,884)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.320%	BNP	12/20/24	(37,800)	(1,001,239)	—	(1,001,239)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.320%	GSI	03/20/25	(100,000)	1,366,573	—	1,366,573
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.320%	JPM	03/20/25	(50,770)	(1,608,472)	—	(1,608,472)

					$(15,068,310)	$—	$(15,068,310)

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

See Notes to Financial Statements.

PGIM High Yield Fund 83

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$—	$2,486,484	$(17,554,794)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$56,658,020

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$227,049,420	$—
Corporate Bonds	—	15,798,117,443	18,836,863
Floating Rate and Other Loans	—	785,689,413	142,658,205
U.S. Treasury Obligations	—	930,261,591	—
Affiliated Exchange-Traded Funds	175,277,550	—	—
Common Stocks	18,272,025	94,014,541	290,581,091
Preferred Stocks	—	—	142,984,623
Warrants	—	—	—
Short-Term Investments
Affiliated Mutual Funds	400,273,646	—	—

Total	$593,823,221	$17,835,132,408	$595,060,782

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

	Level 1	Level 2	Level 3
Other Financial Instruments*
Assets
Unfunded Loan Commitment	$—	$22,184	$—
Futures Contracts	27,687	—	—
OTC Forward Foreign Currency Exchange Contracts	—	1,173,025	—
Centrally Cleared Credit Default Swap Agreement	—	7,675,103	—
OTC Total Return Swap Agreements	—	2,486,484	—

Total	$27,687	$11,356,796	$—

Liabilities
Unfunded Loan Commitment	$—	$(44,063)	$—
Futures Contracts	(6,586,852)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(4,131,232)	—
OTC Total Return Swap Agreements	—	(17,554,794)	—

Total	$(6,586,852)	$(21,730,089)	$—

*

Other financial instruments are derivative instruments, with the exception of unfunded loan commitments, and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swap contracts and unfunded loan commitments are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds	Floating Rate and Other Loans	Common Stocks	Preferred Stocks	Rights
Balance as of 08/31/23	$24,549,254	$60,965,971	$87,384,177	$142,285,020	$2,594,521
Realized gain (loss)	103,321	13,265,610	4,736,201	750,335	—
Change in unrealized appreciation (depreciation)	(221,160)	(1,640,206)	7,341,722	3,717,828	(2,588,006)
Purchases/Exchanges/Issuances	19,533,130	127,196,480	169,433,274	21,929,741	—
Sales/Paydowns	(25,125,462)	(58,273,037)	(39,607,048)	(25,698,301)	(6,515)
Accrued discount/premium	(2,220)	1,153,827	—	—	—
Transfers into Level 3*	—	—	61,292,765	—	—
Transfers out of Level 3*	—	(10,440)	—	—	—

Balance as of 08/31/24	$18,836,863	$142,658,205	$290,581,091	$142,984,623	$—

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(220,906)	$1,583,230	$7,341,722	$3,709,432	$—

*

It is the Fund’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by

See Notes to Financial Statements.

PGIM High Yield Fund 85

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

independent pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market quotations (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of the Fund.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of August 31, 2024	Valuation Approach	Valuation Methodology	Unobservable Inputs	Inputs (Range)
Corporate Bonds	$58,348	Market	Recovery Value	Recovery Rate	0.00% - 48.00%
Corporate Bonds	18,778,515	Market	Transaction Based	Unadjusted Price	NA
Floating Rate and Other Loans	15,189,346	Market	Comparable Bond	Yield Curve Spread Discount	350 bps
Floating Rate and Other Loans	39,572,940	Market	Enterprise Value	EBITDA Multiple	8.3x
Common Stocks	82,465,247	Market	Adjusted Trade Price	Premium Rate	20.00%
Common Stocks	38,664,766	Market	Enterprise Value	EBITDA Multiple	4.0x - 12.2x
Common Stocks	308,745	Market	Enterprise Value	Recovery Rate	0.50%
Common Stocks	79	Market	Recovery Value	Recovery Rate	0.00%
Preferred Stocks	8,892,623	Market	Enterprise Value	Recovery Rate	10.70%
Preferred Stocks	134,092,000	Market	Transaction Based	Unadjusted Price	NA

	$338,022,609

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of August 31, 2024, the aggregate value of these securities and/or derivatives was $257,038,173. The unobservable inputs for these investments were not developed by the Fund and are not readily available (e.g. single broker quotes).

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of August 31, 2024 were as follows:

Oil & Gas	6.2%
Telecommunications	5.8
Media	5.2
Retail	5.1
U.S. Treasury Obligations	4.9
Electric	4.4
Home Builders	4.1
Leisure Time	4.0
Diversified Financial Services	3.9
Pipelines	3.9
Commercial Services	3.8
Healthcare-Services	3.4
Entertainment	2.5
Chemicals	2.5
Pharmaceuticals	2.5
Foods	2.1
Aerospace & Defense	2.1
Affiliated Mutual Funds	2.1
Building Materials	2.0
Packaging & Containers	1.8
Mining	1.7
Lodging	1.7
Auto Parts & Equipment	1.7
Real Estate Investment Trusts (REITs)	1.5
Computers	1.3
Collateralized Loan Obligations	1.2
Insurance	1.2
Real Estate	1.1
Airlines	1.0
Healthcare-Products	0.9
Affiliated Exchange-Traded Funds	0.9
Banks	0.8
Housewares	0.8
Auto Manufacturers	0.7
Software	0.7
Electronic Equipment, Instruments & Components	0.7
Internet	0.7

Machinery-Diversified	0.6%
Wireless Telecommunication Services	0.6
Iron/Steel	0.6
Distribution/Wholesale	0.6
Environmental Control	0.6
Transportation	0.5
Household Products/Wares	0.5
Metal Fabricate/Hardware	0.5
Electrical Components & Equipment	0.4
Gas Utilities	0.4
Apparel	0.4
Miscellaneous Manufacturing	0.3
Advertising	0.3
Agriculture	0.3
Oil, Gas & Consumable Fuels	0.2
Investment Companies	0.2
Coal	0.2
Engineering & Construction	0.2
Gas	0.2
Cosmetics/Personal Care	0.2
Machinery-Construction & Mining	0.1
Electronics	0.1
Office/Business Equipment	0.1
Electric Utilities	0.1
Holding Companies-Diversified	0.0	*
Oil & Gas Services	0.0	*
Textiles	0.0	*
Hotels, Restaurants & Leisure	0.0	*

	99.1
Other assets in excess of liabilities	0.9

	100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM High Yield Fund 87

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of August 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$7,675,103	*	—	$—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	1,173,025		Unrealized depreciation on OTC forward foreign currency exchange contracts	4,131,232
Interest rate contracts	Due from/to broker-variation margin futures	27,687	*	Due from/to broker-variation margin futures	6,586,852	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	2,486,484		Unrealized depreciation on OTC swap agreements	17,554,794

		$11,362,299			$28,272,878

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended August 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$(38,434,188)
Foreign exchange contracts	—	842,556	—
Interest rate contracts	58,281,220	—	(3,075,068)

Total	$58,281,220	$842,556	$(41,509,256)

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$13,498,220
Equity contracts	(7,496)	—	—
Foreign exchange contracts	—	(4,997,342)	—
Interest rate contracts	(12,816,995)	—	(13,026,550)

Total	$(12,824,491)	$(4,997,342)	$471,670

For the year ended August 31, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Long Positions (1)	$2,212,489,952
Futures Contracts - Short Positions (1)	51,116,654
Forward Foreign Currency Exchange Contracts - Purchased (2)	115,063,072
Forward Foreign Currency Exchange Contracts - Sold (2)	226,325,611
Credit Default Swap Agreements - Buy Protection (1)	787,469,570
Credit Default Swap Agreements - Sell Protection (1)	181,193,000
Total Return Swap Agreements (1)	389,428,000

*	Average volume is based on average quarter end balances for the year ended August 31, 2024.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$1,119,911	$—	$1,119,911	$(1,079,423)	$40,488
BNP	—	(7,200,052)	(7,200,052)	7,200,052	—
BOA	739,214	(1,968,325)	(1,229,111)	1,229,111	—
GSI	1,366,573	—	1,366,573	(280,000)	1,086,573

See Notes to Financial Statements.

PGIM High Yield Fund 89

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2024

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
HSBC	$—	$(29,602)	$(29,602)	$—	$(29,602)
JPM	—	(1,994,222)	(1,994,222)	1,994,222	—
MSI	433,811	(10,493,825)	(10,060,014)	10,060,014	—

	$3,659,509	$(21,686,026)	$(18,026,517)	$19,123,976	$1,097,459

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM High Yield Fund

Statement of Assets & Liabilities

as of August 31, 2024

Assets
Investments at value:
Unaffiliated investments (cost $19,341,828,095)	$18,448,465,215
Affiliated investments (cost $574,934,549)	575,551,196
Foreign currency, at value (cost $2,535,893)	2,531,689
Dividends and interest receivable	281,478,082
Receivable for Fund shares sold	42,969,500
Receivable for investments sold	10,960,391
Unrealized appreciation on OTC swap agreements	2,486,484
Unrealized appreciation on OTC forward foreign currency exchange contracts	1,173,025
Due from broker—variation margin swaps	503,498
Unrealized appreciation on unfunded loan commitment	22,184
Prepaid expenses and other assets	286,550

Total Assets	19,366,427,814

Liabilities
Payable for investments purchased	74,955,269
Payable for Fund shares purchased	56,411,917
Unrealized depreciation on OTC swap agreements	17,554,794
Dividends payable	9,439,397
Management fee payable	5,873,118
Due to broker—variation margin futures	4,240,530
Unrealized depreciation on OTC forward foreign currency exchange contracts	4,131,232
Accrued expenses and other liabilities	2,012,212
Payable to custodian	871,390
Distribution fee payable	498,264
Affiliated transfer agent fee payable	132,208
Unrealized depreciation on unfunded loan commitment	44,063
Directors’ fees payable	33,548

Total Liabilities	176,197,942

Net Assets	$19,190,229,872

Net assets were comprised of:
Common stock, at par	$39,836,171
Paid-in capital in excess of par	21,436,133,142
Total distributable earnings (loss)	(2,285,739,441)

Net assets, August 31, 2024	$19,190,229,872

See Notes to Financial Statements.

PGIM High Yield Fund 91

PGIM High Yield Fund

Statement of Assets & Liabilities (continued)

as of August 31, 2024

Class A
Net asset value and redemption price per share, ($1,439,104,839 ÷ 299,071,591 shares of common stock issued and outstanding)	$4.81
Maximum sales charge (3.25% of offering price)	0.16

Maximum offering price to public	$4.97

Class C
Net asset value, offering price and redemption price per share, ($194,627,179 ÷ 40,499,023 shares of common stock issued and outstanding)	$4.81

Class R
Net asset value, offering price and redemption price per share, ($65,100,611 ÷ 13,537,011 shares of common stock issued and outstanding)	$4.81

Class Z
Net asset value, offering price and redemption price per share, ($8,004,472,086 ÷ 1,659,435,765 shares of common stock issued and outstanding)	$4.82

Class R2
Net asset value, offering price and redemption price per share, ($27,070,889 ÷ 5,619,549 shares of common stock issued and outstanding)	$4.82

Class R4
Net asset value, offering price and redemption price per share, ($38,025,102 ÷ 7,896,528 shares of common stock issued and outstanding)	$4.82

Class R6
Net asset value, offering price and redemption price per share, ($9,421,829,166 ÷ 1,957,557,614 shares of common stock issued and outstanding)	$4.81

See Notes to Financial Statements.

PGIM High Yield Fund

Statement of Operations

Year Ended August 31, 2024

Net Investment Income (Loss)
Income
Interest income (net of $311,949 foreign withholding tax)	$1,238,333,552
Affiliated dividend income	50,108,000
Unaffiliated dividend income	7,303,407
Income from securities lending, net (including affiliated income of $5,272,604)	5,298,375

Total income	1,301,043,334

Expenses
Management fee	65,904,982
Distribution fee(a)	5,964,467
Shareholder servicing fees(a)	59,315
Transfer agent’s fees and expenses (including affiliated expense of $798,564)(a)	13,071,953
Custodian and accounting fees	953,783
Shareholders’ reports	909,258
Registration fees(a)	443,934
Directors’ fees	260,244
Professional fees	203,453
Audit fee	48,230
Miscellaneous	287,112

Total expenses	88,106,731
Less: Fee waiver and/or expense reimbursement(a)	(31,704)
Distribution fee waiver(a)	(157,009)

Net expenses	87,918,018

Net investment income (loss)	1,213,125,316

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $1,007,300)	(536,599,739)
Futures transactions	58,281,220
Forward currency contract transactions	842,556
Swap agreement transactions	(41,509,256)
Foreign currency transactions	(3,603,588)

(522,588,807)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(1,434,500))	1,385,786,595
Futures	(12,824,491)
Forward currency contracts	(4,997,342)
Swap agreements	471,670
Foreign currencies	10,170
Unfunded loan commitment	(21,879)

1,368,424,723

Net gain (loss) on investment and foreign currency transactions	845,835,916

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,058,961,232

See Notes to Financial Statements.

PGIM High Yield Fund 93

PGIM High Yield Fund

Statement of Operations (continued)

Year Ended August 31, 2024

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	3,475,056	1,957,483	471,028	—	60,900	—	—
Shareholder servicing fees	—	—	—	—	24,360	34,955	—
Transfer agent’s fees and expenses	1,542,153	153,260	101,565	10,767,449	43,284	56,407	407,835
Registration fees	65,235	25,512	8,304	209,505	9,479	9,347	116,552
Fee waiver and/or expense reimbursement	(1,568)	(213)	(71)	(9,142)	(8,440)	(2,159)	(10,111)
Distribution fee waiver	—	—	(157,009)	—	—	—	—

See Notes to Financial Statements.

PGIM High Yield Fund

Statements of Changes in Net Assets

	Year Ended August 31,

	2024	2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,213,125,316	$1,231,293,988
Net realized gain (loss) on investment and foreign currency transactions	(522,588,807)	(326,782,172)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,368,424,723	104,176,171

Net increase (decrease) in net assets resulting from operations	2,058,961,232	1,008,687,987

Dividends and Distributions
Distributions from distributable earnings
Class A	(99,136,361)	(97,475,419)
Class C	(12,544,300)	(13,302,674)
Class R	(4,280,965)	(4,084,408)
Class Z	(598,289,069)	(621,901,366)
Class R2	(1,690,603)	(2,268,916)
Class R4	(2,519,969)	(2,301,289)
Class R6	(618,260,254)	(565,640,081)

	(1,336,721,521)	(1,306,974,153)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	6,087,264,509	6,079,164,560
Net asset value of shares issued in reinvestment of dividends and distributions	1,212,438,258	1,170,989,695
Cost of shares purchased	(6,805,845,729)	(7,617,202,166)

Net increase (decrease) in net assets from Fund share transactions	493,857,038	(367,047,911)

Total increase (decrease)	1,216,096,749	(665,334,077)

Net Assets:
Beginning of year	17,974,133,123	18,639,467,200

End of year	$19,190,229,872	$17,974,133,123

See Notes to Financial Statements.

PGIM High Yield Fund 95

PGIM High Yield Fund

Financial Highlights

Class A Shares
	Year Ended August 31,

	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$4.62	$4.70	$5.60	$5.36	$5.49
Income (loss) from investment operations:
Net investment income (loss)	0.30	0.30	0.27	0.28	0.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.22	(0.06)	(0.83)	0.29	(0.13	)(b)
Total from investment operations	0.52	0.24	(0.56)	0.57	0.19
Less Dividends and Distributions:
Dividends from net investment income	(0.33)	(0.32)	(0.28)	(0.31)	(0.32)
Distributions from net realized gains	-	-	(0.06)	(0.02)	-
Total dividends and distributions	(0.33)	(0.32)	(0.34)	(0.33)	(0.32)
Net asset value, end of year	$4.81	$4.62	$4.70	$5.60	$5.36
Total Return(c):	11.75%	5.34%	(10.37)%	10.83%	3.67%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,439,105	$1,389,896	$1,482,194	$1,845,347	$1,738,601
Average net assets (000)	$1,390,022	$1,406,761	$1,692,604	$1,758,634	$1,639,881
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.74%	0.75%	0.75%	0.75%	0.79%
Expenses before waivers and/or expense reimbursement	0.74%	0.75%	0.75%	0.75%	0.79%
Net investment income (loss)	6.44%	6.52%	5.14%	5.01%	5.96%
Portfolio turnover rate(e)	42%	22%	38%	56%	45%

(a)	Calculated based on average shares outstanding during the year.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM High Yield Fund

Financial Highlights (continued)

Class C Shares
	Year Ended August 31,

	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$4.62	$4.69	$5.59	$5.35	$5.48
Income (loss) from investment operations:
Net investment income (loss)	0.27	0.27	0.23	0.24	0.28
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.22	(0.05)	(0.83)	0.29	(0.13	)(b)
Total from investment operations	0.49	0.22	(0.60)	0.53	0.15
Less Dividends and Distributions:
Dividends from net investment income	(0.30)	(0.29)	(0.24)	(0.27)	(0.28)
Distributions from net realized gains	-	-	(0.06)	(0.02)	-
Total dividends and distributions	(0.30)	(0.29)	(0.30)	(0.29)	(0.28)
Net asset value, end of year	$4.81	$4.62	$4.69	$5.59	$5.35
Total Return(c):	10.72%	4.81%	(11.04)%	10.05%	2.95%

Ratios/Supplemental Data:
Net assets, end of year (000)	$194,627	$203,122	$228,267	$285,550	$264,771
Average net assets (000)	$195,748	$213,856	$265,453	$276,522	$240,674
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.47%	1.47%	1.47%	1.46%	1.49%
Expenses before waivers and/or expense reimbursement	1.47%	1.47%	1.47%	1.46%	1.49%
Net investment income (loss)	5.71%	5.80%	4.41%	4.29%	5.27%
Portfolio turnover rate(e)	42%	22%	38%	56%	45%

(a)	Calculated based on average shares outstanding during the year.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM High Yield Fund 97

PGIM High Yield Fund

Financial Highlights (continued)

Class R Shares
	Year Ended August 31,

	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$4.62	$4.69	$5.59	$5.36	$5.49
Income (loss) from investment operations:
Net investment income (loss)	0.29	0.29	0.25	0.26	0.30
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.22	(0.06)	(0.82)	0.28	(0.13	)(b)
Total from investment operations	0.51	0.23	(0.57)	0.54	0.17
Less Dividends and Distributions:
Dividends from net investment income	(0.32)	(0.30)	(0.27)	(0.29)	(0.30)
Distributions from net realized gains	-	-	(0.06)	(0.02)	-
Total dividends and distributions	(0.32)	(0.30)	(0.33)	(0.31)	(0.30)
Net asset value, end of year	$4.81	$4.62	$4.69	$5.59	$5.36
Total Return(c):	11.41%	5.25%	(10.67)%	10.31%	3.35%

Ratios/Supplemental Data:
Net assets, end of year (000)	$65,101	$62,119	$65,159	$80,110	$75,437
Average net assets (000)	$62,804	$61,679	$74,379	$75,371	$73,040
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.05%	1.06%	1.06%	1.04%	1.10%
Expenses before waivers and/or expense reimbursement	1.30%	1.31%	1.31%	1.29%	1.35%
Net investment income (loss)	6.13%	6.21%	4.83%	4.71%	5.67%
Portfolio turnover rate(e)	42%	22%	38%	56%	45%

(a)	Calculated based on average shares outstanding during the year.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM High Yield Fund

Financial Highlights (continued)

Class Z Shares
	Year Ended August 31,

	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$4.63	$4.71	$5.61	$5.37	$5.50
Income (loss) from investment operations:
Net investment income (loss)	0.31	0.31	0.28	0.29	0.33
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.22	(0.06)	(0.82)	0.29	(0.13	)(b)
Total from investment operations	0.53	0.25	(0.54)	0.58	0.20
Less Dividends and Distributions:
Dividends from net investment income	(0.34)	(0.33)	(0.30)	(0.32)	(0.33)
Distributions from net realized gains	-	-	(0.06)	(0.02)	-
Total dividends and distributions	(0.34)	(0.33)	(0.36)	(0.34)	(0.33)
Net asset value, end of year	$4.82	$4.63	$4.71	$5.61	$5.37
Total Return(c):	12.00%	5.60%	(10.12)%	11.09%	3.94%

Ratios/Supplemental Data:
Net assets, end of year (000)	$8,004,472	$8,520,420	$9,297,381	$12,845,347	$9,241,395
Average net assets (000)	$8,146,187	$8,663,429	$11,828,293	$11,069,596	$6,354,707
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.51%	0.51%	0.51%	0.50%	0.53%
Expenses before waivers and/or expense reimbursement	0.51%	0.51%	0.51%	0.50%	0.53%
Net investment income (loss)	6.66%	6.76%	5.37%	5.22%	6.18%
Portfolio turnover rate(e)	42%	22%	38%	56%	45%

(a)	Calculated based on average shares outstanding during the year.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM High Yield Fund 99

PGIM High Yield Fund

Financial Highlights (continued)

Class R2 Shares
	Year Ended August 31,

	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$4.63	$4.70	$5.60	$5.37	$5.50
Income (loss) from investment operations:
Net investment income (loss)	0.29	0.29	0.26	0.26	0.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.23	(0.05)	(0.83)	0.29	(0.13	)(b)
Total from investment operations	0.52	0.24	(0.57)	0.55	0.18
Less Dividends and Distributions:
Dividends from net investment income	(0.33)	(0.31)	(0.27)	(0.30)	(0.31)
Distributions from net realized gains	-	-	(0.06)	(0.02)	-
Total dividends and distributions	(0.33)	(0.31)	(0.33)	(0.32)	(0.31)
Net asset value, end of year	$4.82	$4.63	$4.70	$5.60	$5.37
Total Return(c):	11.56%	5.40%	(10.51)%	10.45%	3.55%

Ratios/Supplemental Data:
Net assets, end of year (000)	$27,071	$23,440	$38,316	$44,289	$13,815
Average net assets (000)	$24,360	$33,366	$43,115	$34,097	$8,936
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.91%	0.91%	0.91%	0.91%	0.91%
Expenses before waivers and/or expense reimbursement	0.94%	0.92%	0.92%	0.91%	1.11%
Net investment income (loss)	6.27%	6.35%	4.99%	4.77%	5.83%
Portfolio turnover rate(e)	42%	22%	38%	56%	45%

(a)	Calculated based on average shares outstanding during the year.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM High Yield Fund

Financial Highlights (continued)

Class R4 Shares
	Year Ended August 31,

	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$4.63	$4.70	$5.60	$5.36	$5.50
Income (loss) from investment operations:
Net investment income (loss)	0.30	0.30	0.27	0.28	0.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.23	(0.05)	(0.82)	0.29	(0.14	)(b)
Total from investment operations	0.53	0.25	(0.55)	0.57	0.18
Less Dividends and Distributions:
Dividends from net investment income	(0.34)	(0.32)	(0.29)	(0.31)	(0.32)
Distributions from net realized gains	-	-	(0.06)	(0.02)	-
Total dividends and distributions	(0.34)	(0.32)	(0.35)	(0.33)	(0.32)
Net asset value, end of year	$4.82	$4.63	$4.70	$5.60	$5.36
Total Return(c):	11.61%	5.66%	(10.28)%	10.93%	3.61%

Ratios/Supplemental Data:
Net assets, end of year (000)	$38,025	$32,930	$33,423	$31,793	$19,171
Average net assets (000)	$34,955	$32,736	$34,464	$24,783	$14,759
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.66%	0.66%	0.66%	0.66%	0.66%
Expenses before waivers and/or expense reimbursement	0.67%	0.67%	0.69%	0.67%	0.79%
Net investment income (loss)	6.52%	6.61%	5.27%	5.05%	6.10%
Portfolio turnover rate(e)	42%	22%	38%	56%	45%

(a)	Calculated based on average shares outstanding during the year.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM High Yield Fund 101

PGIM High Yield Fund

Financial Highlights (continued)

Class R6 Shares
	Year Ended August 31,

	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$4.62	$4.70	$5.60	$5.36	$5.49
Income (loss) from investment operations:
Net investment income (loss)	0.32	0.32	0.29	0.30	0.33
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.22	(0.06)	(0.83)	0.29	(0.12	)(b)
Total from investment operations	0.54	0.26	(0.54)	0.59	0.21
Less Dividends and Distributions:
Dividends from net investment income	(0.35)	(0.34)	(0.30)	(0.33)	(0.34)
Distributions from net realized gains	-	-	(0.06)	(0.02)	-
Total dividends and distributions	(0.35)	(0.34)	(0.36)	(0.35)	(0.34)
Net asset value, end of year	$4.81	$4.62	$4.70	$5.60	$5.36
Total Return(c):	12.16%	5.73%	(10.03)%	11.24%	4.07%

Ratios/Supplemental Data:
Net assets, end of year (000)	$9,421,829	$7,742,206	$7,494,727	$8,711,897	$8,146,218
Average net assets (000)	$8,261,633	$7,742,669	$8,544,222	$8,959,961	$4,881,610
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.38%	0.38%	0.38%	0.38%	0.40%
Expenses before waivers and/or expense reimbursement	0.38%	0.38%	0.38%	0.38%	0.40%
Net investment income (loss)	6.80%	6.89%	5.52%	5.39%	6.29%
Portfolio turnover rate(e)	42%	22%	38%	56%	45%

(a)	Calculated based on average shares outstanding during the year.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 96.4%

ASSET-BACKED SECURITIES 3.4%

Collateralized Loan Obligations

Atlas Static Senior Loan Fund Ltd. (Cayman Islands),
Series 2022-01A, Class AR, 144A, 3 Month SOFR +
1.750% (Cap N/A, Floor 1.750%)	7.051%(c)	07/15/30	20,255	$20,339,924

Battalion CLO Ltd. (Cayman Islands),
Series 2015-09A, Class AR, 144A, 3 Month SOFR +
1.362% (Cap N/A, Floor 1.100%)	6.663(c)	07/15/31	21,321	21,344,198

BlueMountain CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R2, 144A, 3 Month SOFR +
1.382% (Cap N/A, Floor 1.120%)	6.510(c)	08/20/32	20,000	20,013,728

BlueMountain Fuji US CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1AR, 144A, 3 Month SOFR +
1.262% (Cap N/A, Floor 0.000%)	6.544(c)	10/20/30	2,981	2,982,136

Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1A, 144A, 3 Month SOFR +
1.312% (Cap N/A, Floor 0.000%)	6.575(c)	07/27/31	2,921	2,922,368

Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR +
1.290% (Cap N/A, Floor 1.290%)	6.591(c)	10/15/32	7,500	7,503,659

OFSI BSL Ltd. (Cayman Islands),
Series 2018-01A, Class AR, 144A, 3 Month SOFR +
1.190% (Cap N/A, Floor 1.190%)	6.491(c)	07/15/31	19,307	19,339,634

Sound Point CLO Ltd. (Cayman Islands),
Series 2018-03A, Class A1AR, 144A, 3 Month SOFR +
1.300% (Cap N/A, Floor 1.300%)	6.579(c)	10/26/31	13,536	13,528,525

Trinitas CLO Ltd. (Bermuda),
Series 2023-26A, Class A1, 144A, 3 Month SOFR +
1.690% (Cap N/A, Floor 1.690%)	6.972(c)	01/20/35	30,000	30,066,999

Voya CLO Ltd. (Cayman Islands),
Series 2015-03A, Class A1R3, 144A, 3 Month SOFR +
1.150% (Cap N/A, Floor 1.150%)	6.432(c)	10/20/31	25,863	25,864,977

Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month SOFR +
1.462% (Cap N/A, Floor 1.200%)	6.744(c)	10/20/31	4,071	4,070,941

TOTAL ASSET-BACKED SECURITIES (cost $167,073,688)				167,977,089

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 103

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS 77.9%

Advertising 0.2%
Clear Channel Outdoor Holdings, Inc.,
Sr. Sec’d. Notes, 144A	5.125%	08/15/27	4,250	$4,152,476
Sr. Sec’d. Notes, 144A	9.000	09/15/28	4,725	5,024,361

				9,176,837

Aerospace & Defense 1.5%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	26,567	26,500,582
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	7,464	7,594,620
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	2,995	3,152,238
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	6,989	7,023,945
TransDigm, Inc.,
Gtd. Notes	4.625	01/15/29	568	546,496
Gtd. Notes	5.500	11/15/27	20,458	20,330,576
Sr. Sec’d. Notes, 144A	6.375	03/01/29	8,910	9,177,597

				74,326,054

Agriculture 0.1%
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A	5.750	02/01/29	4,635	4,701,714

Airlines 1.2%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A	7.250	02/15/28	2,925	2,943,528
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.500	04/20/26	23,374	23,253,911
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	6,737	6,580,581
Sr. Sec’d. Notes, 144A	4.625	04/15/29	9,400	8,951,088
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	7.875	05/01/27	11,573	10,849,688
Sr. Unsec’d. Notes, 144A	9.500	06/01/28	5,322	4,976,070

				57,554,866

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Apparel 0.2%
Hanesbrands, Inc.,
Gtd. Notes, 144A	4.875%	05/15/26	1,475	$1,465,630
William Carter Co. (The),
Gtd. Notes, 144A	5.625	03/15/27	7,240	7,230,317

				8,695,947

Auto Manufacturers 1.6%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.300	02/10/25	5,800	5,715,018
Sr. Unsec’d. Notes	2.700	08/10/26	1,750	1,672,433
Sr. Unsec’d. Notes	2.900	02/16/28	12,250	11,334,537
Sr. Unsec’d. Notes	3.375	11/13/25	3,500	3,420,930
Sr. Unsec’d. Notes	3.664	09/08/24	2,825	2,825,000
Sr. Unsec’d. Notes	4.125	08/17/27	3,207	3,119,321
Sr. Unsec’d. Notes	4.134	08/04/25	8,500	8,406,678
Sr. Unsec’d. Notes	4.950	05/28/27	2,300	2,287,735
Sr. Unsec’d. Notes	5.125	06/16/25	2,000	1,994,606
Sr. Unsec’d. Notes	6.800	05/12/28	3,227	3,385,772
Sr. Unsec’d. Notes	6.950	03/06/26	3,800	3,886,479
Sr. Unsec’d. Notes	7.350	11/04/27	9,750	10,321,373
Sr. Unsec’d. Notes, GMTN	4.389	01/08/26	1,765	1,743,985
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A	7.750	10/15/25	6,625	6,648,850
PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A	9.500	10/01/28	10,375	10,637,859

				77,400,576

Auto Parts & Equipment 1.5%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A	4.875	08/15/26	6,695	6,611,313
Sr. Sec’d. Notes, 144A	7.000	04/15/28	2,820	2,890,500
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.250	03/15/26	351	352,245
Gtd. Notes	6.500	04/01/27	5,040	5,068,331
Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A	8.500	05/15/27	10,600	10,706,000
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A	5.750	04/15/25	4,737	4,725,158

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 105

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Parts & Equipment (cont’d.)
Dana, Inc.,
Sr. Unsec’d. Notes	5.375%	11/15/27	2,400	$2,377,835
Sr. Unsec’d. Notes	5.625	06/15/28	3,700	3,650,212
Phinia, Inc.,
Sr. Sec’d. Notes, 144A	6.750	04/15/29	3,055	3,136,450
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000	11/17/28	32,372	30,216,474
Titan International, Inc.,
Sr. Sec’d. Notes	7.000	04/30/28	2,300	2,248,287

				71,982,805

Banks 1.1%
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/27	13,850	13,673,456
Sr. Unsec’d. Notes, 144A	7.625	05/01/26	21,823	21,949,742
Sr. Unsec’d. Notes, 144A	12.000	10/01/28	2,950	3,212,907
Popular, Inc. (Puerto Rico),
Sr. Unsec’d. Notes	7.250	03/13/28	13,700	14,316,500
UBS AG (Switzerland),
Sr. Unsec’d. Notes, MTN	3.625	09/09/24	2,170	2,169,023

				55,321,628

Building Materials 1.5%
Builders FirstSource, Inc.,
Gtd. Notes, 144A	5.000	03/01/30	1,490	1,446,624
Eco Material Technologies, Inc.,
Sr. Sec’d. Notes, 144A	7.875	01/31/27	6,615	6,686,011
Griffon Corp.,
Gtd. Notes	5.750	03/01/28	6,375	6,254,593
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.625	12/15/25	4,570	4,568,052
Gtd. Notes, 144A	4.875	12/15/27	11,045	10,721,752
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28	4,600	4,586,824

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Building Materials (cont’d.)
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.750%	01/15/28	5,600	$5,456,101
Sr. Unsec’d. Notes, 144A	5.000	02/15/27	36,688	36,189,505

				75,909,462

Chemicals 1.4%
Avient Corp.,
Sr. Unsec’d. Notes, 144A	5.750	05/15/25	27,462	27,443,770
Cornerstone Chemical Co. LLC,
Sr. Sec’d. Notes, 144A, Cash coupon 5.000% and PIK 10.000%^	15.000	12/06/28	2,688	2,687,572
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	4.250	10/01/28	3,481	3,275,759
Sr. Sec’d. Notes, 144A	9.750	11/15/28	7,775	8,294,795
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A	7.250	04/01/25	363	358,601
SNF Group SACA (France),
Sr. Unsec’d. Notes, 144A	3.125	03/15/27	18,392	17,196,520
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A	13.000	12/16/27	4,595	4,663,404
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A	4.875	06/15/27	4,615	4,519,609

				68,440,030

Coal 0.1%
Conuma Resources Ltd. (Canada),
Sr. Sec’d. Notes, 144A	13.125	05/01/28	6,368	6,511,280

Commercial Services 2.6%
Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A	5.500	03/01/28	3,503	3,443,725
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A	9.750	07/15/27	10,774	10,786,535
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28	10,366	9,585,958

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 107

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, (cont’d.)
Sr. Sec’d. Notes, 144A	4.625%	06/01/28	3,625	$3,344,062
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A	9.000	06/01/29	6,060	5,500,365
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29	2,520	2,353,126
Gtd. Notes, 144A	4.625	10/01/27	28,075	27,477,794
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A	4.750	04/01/28	1,020	947,096
Gtd. Notes, 144A	5.750	07/15/27	6,575	6,391,707
Gtd. Notes, 144A	5.750	07/15/27	13,920	13,567,493
Brink’s Co. (The),
Gtd. Notes, 144A	4.625	10/15/27	1,086	1,060,593
Gtd. Notes, 144A	6.500	06/15/29	1,100	1,140,003
Herc Holdings, Inc.,
Gtd. Notes, 144A	5.500	07/15/27	14,941	14,836,777
Gtd. Notes, 144A	6.625	06/15/29	3,505	3,605,736
Hertz Corp. (The),
Gtd. Notes, 144A	4.625	12/01/26	3,625	2,844,978
Mavis Tire Express Services Topco Corp.,
Sr. Unsec’d. Notes, 144A	6.500	05/15/29	5,268	5,076,405
NESCO Holdings II, Inc.,
Sec’d. Notes, 144A	5.500	04/15/29	8,450	7,809,636
Service Corp. International,
Sr. Unsec’d. Notes	4.625	12/15/27	4,725	4,639,770
United Rentals North America, Inc.,
Gtd. Notes	4.875	01/15/28	1,275	1,256,914
VT Topco, Inc.,
Sr. Sec’d. Notes, 144A	8.500	08/15/30	2,175	2,284,572
Williams Scotsman, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/15/29	2,120	2,187,009

				130,140,254

Computers 0.7%
CA Magnum Holdings (India),
Sr. Sec’d. Notes, 144A	5.375	10/31/26	2,100	2,046,187
Fortress Intermediate 3, Inc.,
Sr. Sec’d. Notes, 144A	7.500	06/01/31	4,940	5,130,476

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Computers (cont’d.)
NCR Voyix Corp.,
Gtd. Notes, 144A	5.000%	10/01/28	17,450	$17,215,859
Gtd. Notes, 144A	5.125	04/15/29	5,414	5,314,690
Gtd. Notes, 144A	5.250	10/01/30	3,950	3,845,503

				33,552,715

Distribution/Wholesale 0.4%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A	3.875	12/15/28	20,949	19,404,735
Ritchie Bros Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A	6.750	03/15/28	975	1,001,813
Velocity Vehicle Group LLC,
Sr. Unsec’d. Notes, 144A	8.000	06/01/29	1,615	1,678,965

				22,085,513

Diversified Financial Services 5.0%
Bread Financial Holdings, Inc.,
Gtd. Notes, 144A	9.750	03/15/29	10,860	11,724,680
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A	9.250	02/01/29	9,035	9,250,152
GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A	6.875	04/15/29	3,185	3,288,513
Gtd. Notes, 144A	8.000	02/15/27	9,075	9,438,000
Sr. Unsec’d. Notes, 144A	8.000	06/15/28	7,375	7,882,031
goeasy Ltd. (Canada),
Gtd. Notes, 144A	4.375	05/01/26	14,150	13,778,563
Gtd. Notes, 144A	9.250	12/01/28	432	463,320
Sr. Unsec’d. Notes, 144A	7.625	07/01/29	1,640	1,684,280
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes, 144A	3.625	09/01/28	10,253	9,930,459
LD Holdings Group LLC,
Gtd. Notes, 144A	6.125	04/01/28	3,750	3,176,639
LFS Topco LLC,
Gtd. Notes, 144A	5.875	10/15/26	3,725	3,463,865
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A	6.400	03/26/29	15,900	16,426,479
Sr. Unsec’d. Notes, 144A	8.125	03/30/29	2,225	2,366,819
Sr. Unsec’d. Notes, 144A	8.375	05/01/28	1,175	1,241,795

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 109

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125%	12/15/30	2,500	$2,374,504
Gtd. Notes, 144A	5.500	08/15/28	20,195	19,851,806
Gtd. Notes, 144A	6.000	01/15/27	13,500	13,480,211
Gtd. Notes, 144A	6.500	08/01/29	3,145	3,169,101
Navient Corp.,
Sr. Unsec’d. Notes	4.875	03/15/28	10,240	9,756,444
Sr. Unsec’d. Notes	5.000	03/15/27	4,448	4,357,912
Sr. Unsec’d. Notes	5.500	03/15/29	2,800	2,663,068
Sr. Unsec’d. Notes	5.875	10/25/24	500	499,501
Sr. Unsec’d. Notes	6.750	06/25/25	5,150	5,167,188
Sr. Unsec’d. Notes	6.750	06/15/26	2,400	2,442,203
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	8,008	7,375,863
Gtd. Notes	4.000	09/15/30	7,050	6,240,407
Gtd. Notes	6.625	01/15/28	4,475	4,555,515
Gtd. Notes	7.125	03/15/26	17,838	18,173,394
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	6,400	6,047,691
Gtd. Notes, 144A	5.375	10/15/25	19,041	18,964,476
Gtd. Notes, 144A	7.875	12/15/29	1,757	1,864,898
PRA Group, Inc.,
Gtd. Notes, 144A	8.875	01/31/30	3,035	3,139,526
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	2.875	10/15/26	19,969	19,007,208
Gtd. Notes, 144A	3.625	03/01/29	4,550	4,228,939

				247,475,450

Electric 3.0%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	4.500	02/15/28	15,660	15,185,527
Sr. Sec’d. Notes, 144A	5.250	06/01/26	465	462,509
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	17,347	16,945,564
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	13,524	13,534,892
Gtd. Notes, 144A	5.250	06/15/29	24,775	24,544,583
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29	21,640	20,730,124
Gtd. Notes, 144A	5.000	07/31/27	39,591	39,187,866

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Vistra Operations Co. LLC, (cont’d.)
Gtd. Notes, 144A	5.500%	09/01/26	7,892	$7,885,521
Gtd. Notes, 144A	5.625	02/15/27	10,500	10,485,719

				148,962,305

Electrical Components & Equipment 0.6%

Energizer Holdings, Inc.,
Gtd. Notes, 144A	4.750	06/15/28	6,623	6,392,132
Gtd. Notes, 144A	6.500	12/31/27	16,843	16,999,169
WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29	3,450	3,545,539
Gtd. Notes, 144A	7.250	06/15/28	2,802	2,875,019

				29,811,859

Electronics 0.1%

Sensata Technologies BV,
Gtd. Notes, 144A

	4.000	04/15/29	4,200	3,942,750

Engineering & Construction 0.0%

Brand Industrial Services, Inc., Sr. Sec’d. Notes, 144A	10.375	08/01/30	700	762,991

Entertainment 2.8%

Caesars Entertainment, Inc.,
Gtd. Notes, 144A	4.625	10/15/29	30,715	29,043,012
Sr. Sec’d. Notes, 144A	7.000	02/15/30	15,950	16,537,347
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A	6.375	05/01/26	23,044	23,028,406
Cinemark USA, Inc.,
Gtd. Notes, 144A	7.000	08/01/32	2,290	2,377,101
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	4.125	04/15/26	2,700	2,639,250
Sr. Sec’d. Notes, 144A	5.250	01/15/29	860	847,100
Sr. Sec’d. Notes, 144A	6.250	01/15/27	8,500	8,574,375
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	10,875	10,364,053

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 111

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Entertainment (cont’d.)

Jacobs Entertainment, Inc., (cont’d.)
Sr. Unsec’d. Notes, 144A	6.750%	02/15/29	6,575	$6,240,532
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A	4.875	05/01/29	9,503	9,083,154
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	4.125	07/01/29	1,050	940,309
Sr. Unsec’d. Notes, 144A	5.625	01/15/27	24,783	24,326,277
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A	5.125	10/01/29	4,575	4,474,972

				138,475,888

Environmental Control 0.1%

GFL Environmental, Inc.,
Gtd. Notes, 144A	4.000	08/01/28	2,300	2,185,000
Gtd. Notes, 144A	4.375	08/15/29	841	798,168

				2,983,168

Foods 1.8%

Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	4.625	01/15/27	13,125	12,835,944
Gtd. Notes, 144A	5.875	02/15/28	5,200	5,189,870
B&G Foods, Inc.,
Gtd. Notes	5.250	04/01/25	17,028	16,865,221
Gtd. Notes	5.250	09/15/27	20,976	19,867,411
Sr. Sec’d. Notes, 144A	8.000	09/15/28	6,230	6,475,310
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	8.125	05/14/30	GBP6,950	8,855,072
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30	5,750	5,352,809
Post Holdings, Inc.,
Gtd. Notes, 144A	5.500	12/15/29	13,360	13,122,884

				88,564,521

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Gas 0.3%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500%	05/20/25	2,304	$2,296,315
Sr. Unsec’d. Notes	5.750	05/20/27	4,429	4,334,473
Sr. Unsec’d. Notes	5.875	08/20/26	6,604	6,533,709

				13,164,497

Healthcare-Products 0.9%

Medline Borrower LP, Sr. Sec’d. Notes, 144A	3.875	04/01/29	48,030	45,423,416

Healthcare-Services 1.9%

DaVita, Inc.,
Gtd. Notes, 144A	4.625	06/01/30	28,740	27,048,262
HCA, Inc.,
Gtd. Notes	7.050	12/01/27	15,705	16,745,163
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A	4.375	02/15/27	24,405	23,828,446
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A	5.500	09/01/28	6,250	4,559,805
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A	9.375	09/01/29	4,070	4,100,710
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29	10,700	10,274,384
Sr. Sec’d. Notes	4.375	01/15/30	3,500	3,348,966
Sr. Sec’d. Notes	4.625	06/15/28	5,494	5,373,704

				95,279,440

Home Builders 4.6%

Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	16,544	15,696,939
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	400	376,700
Sr. Unsec’d. Notes, 144A	6.625	01/15/28	3,260	3,286,051
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	16,812	16,712,703
Gtd. Notes	7.250	10/15/29	6,417	6,558,576

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 113

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)

Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	6.250%	09/15/27	31,689	$31,530,555
Empire Communities Corp. (Canada),
Sr. Unsec’d. Notes, 144A	9.750	05/01/29	7,870	8,312,688
Forestar Group, Inc.,
Gtd. Notes, 144A	3.850	05/15/26	20,960	20,432,773
Gtd. Notes, 144A	5.000	03/01/28	7,275	7,059,227
KB Home,
Gtd. Notes	4.800	11/15/29	735	717,474
Landsea Homes Corp.,
Sr. Unsec’d. Notes, 144A	8.875	04/01/29	11,965	12,374,093
M/I Homes, Inc.,
Gtd. Notes	4.950	02/01/28	8,649	8,483,004
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	5.250	12/15/27	33,644	33,181,395
New Home Co., Inc. (The),
Sr. Unsec’d. Notes, 144A	9.250	10/01/29	3,975	4,142,349
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	6,075	5,929,394
Sr. Unsec’d. Notes	4.750	04/01/29	4,100	3,940,043
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A	8.750	02/15/29	5,345	5,617,861
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	8,769	8,843,012
Gtd. Notes, 144A	5.875	06/15/27	6,681	6,767,502
Gtd. Notes, 144A	6.625	07/15/27	1,450	1,451,061
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	21,693	21,598,592
Gtd. Notes	5.700	06/15/28	2,143	2,154,211

				225,166,203

Household Products/Wares 0.2%

ACCO Brands Corp.,
Gtd. Notes, 144A	4.250	03/15/29	10,048	9,346,100

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Housewares 0.2%

Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.375%	02/01/32	2,400	$2,163,868
Gtd. Notes	4.500	10/15/29	7,975	7,557,055

				9,720,923

Insurance 0.6%

Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A	7.500	11/06/30	5,710	5,869,867
Sr. Unsec’d. Notes, 144A	8.250	02/01/29	9,286	9,548,552
Sr. Unsec’d. Notes, 144A	8.500	06/15/29	3,220	3,349,530
AmWINS Group, Inc.,
Sr. Sec’d. Notes, 144A	6.375	02/15/29	3,000	3,074,911
Sr. Unsec’d. Notes, 144A	4.875	06/30/29	7,925	7,556,135
AssuredPartners, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	01/15/29	1,900	1,815,589

				31,214,584

Internet 1.6%

Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A	3.875	09/15/27	13,680	12,824,452
Sr. Unsec’d. Notes, 144A	5.625	09/15/28	200	180,607
Cogent Communications Group LLC,
Sr. Sec’d. Notes, 144A	3.500	05/01/26	1,150	1,113,993
Gen Digital, Inc.,
Sr. Unsec’d. Notes, 144A	5.000	04/15/25	47,505	47,299,542
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A	5.250	12/01/27	15,010	14,926,638

				76,345,232

Iron/Steel 0.6%

ATI, Inc.,
Sr. Unsec’d. Notes	7.250	08/15/30	1,761	1,868,401
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	01/31/29	11,361	11,485,743
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.750	04/15/30	6,525	6,625,267
Gtd. Notes, 144A	7.000	03/15/32	1,155	1,160,299

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 115

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Iron/Steel (cont’d.)

Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	9.250%	10/01/28	7,528	$7,970,270

				29,109,980

Leisure Time 5.3%

Amer Sports Co. (Finland),
Sr. Sec’d. Notes, 144A	6.750	02/16/31	3,475	3,509,750
Carnival Corp.,
Gtd. Notes, 144A	5.750	03/01/27	35,725	35,725,000
Gtd. Notes, 144A	6.000	05/01/29	4,455	4,460,613
Sr. Sec’d. Notes, 144A	4.000	08/01/28	23,225	22,121,812
Carnival Holdings Bermuda Ltd.,
Gtd. Notes, 144A	10.375	05/01/28	3,787	4,097,301
Lindblad Expeditions Holdings, Inc.,
Sr. Sec’d. Notes, 144A	9.000	05/15/28	6,475	6,718,819
Lindblad Expeditions LLC,
Sr. Sec’d. Notes, 144A	6.750	02/15/27	20,525	20,391,108
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	32,182	32,051,261
Sr. Sec’d. Notes, 144A	5.875	02/15/27	9,716	9,703,855
Sr. Sec’d. Notes, 144A	8.125	01/15/29	6,925	7,411,689
Sr. Sec’d. Notes, 144A	8.375	02/01/28	3,250	3,424,687
Sr. Unsec’d. Notes, 144A	3.625	12/15/24	11,139	11,041,534
Sr. Unsec’d. Notes, 144A	7.750	02/15/29	8,700	9,276,375
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes	7.500	10/15/27	3,000	3,187,500
Sr. Unsec’d. Notes, 144A	5.375	07/15/27	11,894	11,928,612
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	26,260	26,367,141
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	19,275	19,248,593
Gtd. Notes, 144A	6.250	05/15/25	3,000	2,999,310
Sr. Unsec’d. Notes, 144A	7.000	02/15/29	10,875	10,997,344
Sr. Unsec’d. Notes, 144A	9.125	07/15/31	4,800	5,262,000
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A	5.625	02/15/29	1,500	1,481,250
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A	5.000	02/15/28	8,800	8,614,210

				260,019,764

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Lodging 2.7%

Boyd Gaming Corp.,
Gtd. Notes	4.750%	12/01/27	1,725	$1,696,481
Gtd. Notes, 144A	4.750	06/15/31	2,375	2,233,515
Genting New York LLC/GENNY Capital, Inc.,
Sr. Unsec’d. Notes, 144A	3.300	02/15/26	14,986	14,495,847
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	5.875	04/01/29	4,320	4,399,847
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes	2.900	06/25/25	900	879,992
Sr. Unsec’d. Notes	3.500	08/18/26	700	679,694
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	14,002	13,805,731
Gtd. Notes	4.750	10/15/28	15,964	15,548,858
Gtd. Notes	5.500	04/15/27	17,725	17,727,201
Gtd. Notes	5.750	06/15/25	965	964,342
Station Casinos LLC,
Gtd. Notes, 144A	4.500	02/15/28	6,325	6,076,507
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A	5.875	05/15/25	24,058	24,007,784
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A	5.250	05/15/27	6,875	6,829,089
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.500	10/01/27	17,000	16,436,280
Sr. Unsec’d. Notes, 144A	5.625	08/26/28	4,962	4,728,786

				130,509,954

Machinery-Construction & Mining 0.0%

Terex Corp.,
Gtd. Notes, 144A	5.000	05/15/29	2,000	1,943,194

Machinery-Diversified 0.7%

Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A	11.500	09/01/28	9,365	9,745,153
TK Elevator US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A	5.250	07/15/27	26,957	26,451,556

				36,196,709

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 117

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media 4.2%

CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.000%	02/01/28	2,461	$2,367,399
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	35,979	35,304,385
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	20,679	20,623,876
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	200	129,115
Gtd. Notes, 144A	4.125	12/01/30	200	131,442
Gtd. Notes, 144A	5.375	02/01/28	4,950	3,796,029
Gtd. Notes, 144A	5.500	04/15/27	5,071	4,149,566
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	200	78,140
Sr. Unsec’d. Notes, 144A	7.500	04/01/28	1,238	622,145
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $74,250; purchased 01/31/24)(f)	6.625	08/15/27(d)	1,100	20,140
Sec’d. Notes, 144A (original cost $15,609,994;purchased 07/18/19 - 07/05/22)(f)	5.375	08/15/26(d)	18,919	242,961
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	950	433,476
Gtd. Notes	5.875	11/15/24	17,902	17,317,379
Gtd. Notes	7.375	07/01/28	725	372,381
Gtd. Notes	7.750	07/01/26	44,200	29,881,041
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27	11,050	11,229,910
Nexstar Media, Inc.,
Gtd. Notes, 144A	5.625	07/15/27	7,296	7,129,890
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.500	09/15/26	24,349	19,285,438
Sr. Unsec’d. Notes, 144A	6.500	09/15/28	2,000	1,100,228
Sinclair Television Group, Inc.,
Gtd. Notes, 144A	5.125	02/15/27	9,731	8,289,539
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/01/27	12,490	12,363,568
Sr. Sec’d. Notes, 144A	8.000	08/15/28	16,915	17,103,164
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	5.500	05/15/29	14,425	13,657,157

				205,628,369

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining 2.0%

Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A	8.000%	10/01/30	1,750	$1,884,126
Eldorado Gold Corp. (Turkey),
Sr. Unsec’d. Notes, 144A	6.250	09/01/29	1,550	1,530,982
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.875	10/15/27	8,600	8,505,916
Sec’d. Notes, 144A	9.375	03/01/29	3,215	3,404,942
Freeport-McMoRan, Inc.,
Gtd. Notes	4.375	08/01/28	1,820	1,794,420
Hecla Mining Co.,
Gtd. Notes	7.250	02/15/28	4,975	5,059,152
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A	4.500	04/01/26	21,760	21,433,600
New Gold, Inc. (Canada),
Gtd. Notes, 144A	7.500	07/15/27	14,123	14,246,576
Novelis Corp.,
Gtd. Notes, 144A	3.250	11/15/26	25,674	24,713,659
Gtd. Notes, 144A	4.750	01/30/30	12,710	12,169,161
Taseko Mines Ltd. (Canada),
Sr. Sec’d. Notes, 144A	8.250	05/01/30	1,545	1,602,937

				96,345,471

Miscellaneous Manufacturing 0.3%

Amsted Industries, Inc.,
Gtd. Notes, 144A	5.625	07/01/27	10,291	10,262,664
Trinity Industries, Inc.,
Gtd. Notes, 144A	7.750	07/15/28	6,635	6,951,596

				17,214,260

Oil & Gas 4.1%

Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A	8.250	02/15/26	10,000	10,133,754
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes	7.875	12/15/24(d)	10,985	1,099
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26	1,575	1,580,999

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 119

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Ascent Resources Utica Holdings LLC/ARU Finance Corp., (cont’d.)
Gtd. Notes, 144A	9.000%	11/01/27		8,789	$10,736,998
Sr. Unsec’d. Notes, 144A	8.250	12/31/28		19,888	20,484,231
Chesapeake Energy Corp.,
Gtd. Notes, 144A (original cost $2,425,000;purchased 02/02/21)(f)	5.500	02/01/26		2,425	2,423,644
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A	6.375	06/15/26		10,350	10,404,091
Sr. Sec’d. Notes, 144A	7.000	06/15/25		9,285	9,299,657
Civitas Resources, Inc.,
Gtd. Notes, 144A	8.375	07/01/28		8,750	9,241,943
Gtd. Notes, 144A	8.625	11/01/30		1,350	1,470,245
Crescent Energy Finance LLC,
Gtd. Notes, 144A	9.250	02/15/28		8,485	8,979,010
Diamond Foreign Asset Co./Diamond Finance LLC,
Sec’d. Notes, 144A	8.500	10/01/30		1,275	1,340,535
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.750	01/30/28		9,993	10,184,869
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29		1,200	1,192,375
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		2,608	2,623,556
Kraken Oil & Gas Partners LLC,
Sr. Unsec’d. Notes, 144A	7.625	08/15/29		2,235	2,303,710
Nabors Industries, Inc.,
Gtd. Notes, 144A	7.375	05/15/27		15,906	16,078,744
Noble Finance II LLC,
Gtd. Notes, 144A	8.000	04/15/30		5,115	5,310,707
Parkland Corp. (Canada),
Gtd. Notes, 144A	4.500	10/01/29		4,150	3,907,806
Gtd. Notes, 144A	5.875	07/15/27		11,915	11,855,425
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A	7.125	01/15/26		3,376	3,371,780
Preem Holdings AB (Sweden),
Sr. Unsec’d. Notes, 144A	12.000	06/30/27	EUR	9,360	10,990,823
SM Energy Co.,
Sr. Unsec’d. Notes, 144A	6.750	08/01/29		2,980	3,029,396
Southwestern Energy Co.,
Gtd. Notes	5.375	02/01/29		4,975	4,912,099
Gtd. Notes	5.375	03/15/30		4,630	4,591,896
Gtd. Notes	8.375	09/15/28		12,534	12,915,239

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Sunoco LP,
Gtd. Notes, 144A	7.000%	05/01/29		3,410	$3,554,021
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	5.875	03/15/28		1,490	1,492,407
Gtd. Notes	6.000	04/15/27		6,575	6,593,086
Transocean, Inc.,
Gtd. Notes, 144A	8.250	05/15/29		7,665	7,741,650
Gtd. Notes, 144A	8.500	05/15/31		615	624,317
Valaris Ltd.,
Sec’d. Notes, 144A	8.375	04/30/30		2,200	2,294,798
Vital Energy, Inc.,
Gtd. Notes	9.750	10/15/30		650	713,529

					202,378,439

Packaging & Containers 1.9%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%	6.500	06/30/27		3,200	736,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes	2.125	08/15/26	EUR	1,600	1,460,720
Sr. Sec’d. Notes, 144A	4.125	08/15/26		6,853	5,912,083
Graham Packaging Co., Inc.,
Gtd. Notes, 144A	7.125	08/15/28		5,520	5,452,052
Graphic Packaging International LLC,
Gtd. Notes, 144A	3.500	03/15/28		3,550	3,352,968
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada),
Sr. Sec’d. Notes, 144A	6.000	09/15/28		17,732	17,399,525
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28		10,900	10,101,162
Sr. Sec’d. Notes, 144A	6.750	07/15/26		12,075	12,014,990
Sr. Sec’d. Notes, 144A	9.500	11/01/28		2,075	2,126,276
Sr. Unsec’d. Notes, 144A	10.500	07/15/27		9,460	9,343,131
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A	7.875	04/15/27		6,600	6,825,559
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A	4.375	10/15/28		3,780	3,598,266

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 121

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Packaging & Containers (cont’d.)

Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A	4.000%	10/15/27	1,050	$1,003,085
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A	6.125	02/01/28	1,275	1,297,737
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A	12.750	12/31/28	13,345	14,641,256

				95,264,810

Pharmaceuticals 1.8%
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	2,525	2,304,897
Gtd. Notes, 144A	6.125	08/01/28	26,741	26,515,153
Bausch Health Americas, Inc.,
Gtd. Notes, 144A (original cost $27,037,581;purchased 04/20/21 - 11/16/21)(f)	8.500	01/31/27	25,400	18,811,407
Bausch Health Cos., Inc.,
Gtd. Notes, 144A (original cost $3,312,675;purchased 07/28/21 - 04/28/22)(f)	5.000	01/30/28	4,150	2,282,500
Gtd. Notes, 144A (original cost $302,400; purchased 06/05/24)(f)	5.000	02/15/29	630	321,300
Gtd. Notes, 144A (original cost $336,600; purchased 05/23/24)(f)	5.250	01/30/30	660	316,800
Gtd. Notes, 144A (original cost $318,150; purchased 05/17/24)(f)	5.250	02/15/31	630	302,400
Gtd. Notes, 144A (original cost $325,950; purchased 05/21/24)(f)	6.250	02/15/29	615	310,575
Gtd. Notes, 144A (original cost $3,272,925;purchased 01/24/22)(f)	7.000	01/15/28	3,468	1,994,100
Gtd. Notes, 144A (original cost $93,000; purchased 08/02/24)(f)	9.000	12/15/25	100	90,250
Sr. Sec’d. Notes, 144A (original cost $784,000;purchased 05/24/21)(f)	4.875	06/01/28	784	589,686
Sr. Sec’d. Notes, 144A (original cost $1,328,438;purchased 07/30/24)(f)	5.750	08/15/27	1,625	1,275,625
Jazz Securities DAC,
Sr. Sec’d. Notes, 144A	4.375	01/15/29	4,400	4,191,000
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A	4.125	04/30/28	14,988	14,322,203

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)

Organon & Co./Organon Foreign Debt Co-Issuer BV, (cont’d.)
Sr. Unsec’d. Notes, 144A	5.125%	04/30/31	3,275	$3,064,149
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A	7.750	11/15/25	10,654	10,041,201

				86,733,246

Pipelines 2.4%

Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.750	03/01/27	3,230	3,226,845
Gtd. Notes, 144A	5.750	01/15/28	3,624	3,628,843
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	07/15/29	2,990	3,111,043
EQM Midstream Partners LP,
Sr. Unsec’d. Notes	4.125	12/01/26	4,129	4,056,969
Sr. Unsec’d. Notes, 144A	6.000	07/01/25	920	921,457
Sr. Unsec’d. Notes, 144A	6.500	07/01/27	6,100	6,257,405
Sr. Unsec’d. Notes, 144A	7.500	06/01/27	11,784	12,156,496
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	7.000	08/01/27	6,397	6,456,527
Howard Midstream Energy Partners LLC,
Sr. Unsec’d. Notes, 144A	8.875	07/15/28	1,950	2,080,505
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	8,549	8,411,308
Sr. Unsec’d. Notes, 144A	4.800	05/15/30	5,020	4,661,421
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	3,765	3,633,796
Gtd. Notes, 144A	6.000	03/01/27	9,092	9,073,650
Sr. Unsec’d. Notes, 144A	7.375	02/15/29	2,670	2,725,679
Venture Global LNG, Inc.,
Sr. Sec’d. Notes, 144A	7.000	01/15/30	4,870	4,984,697
Sr. Sec’d. Notes, 144A	9.500	02/01/29	23,631	26,630,276
Sr. Sec’d. Notes, 144A	9.875	02/01/32	11,400	12,687,584
Western Midstream Operating LP,
Sr. Unsec’d. Notes	3.100	02/01/25	3,180	3,145,948

				117,850,449

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 123

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate 1.2%

Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A	10.500%(cc)	01/15/28	16,173	$16,615,861
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A	7.750	09/01/30	2,175	2,320,018
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	3,624	3,337,180
Gtd. Notes, 144A	5.375	08/01/28	38,463	37,437,420

				59,710,479

Real Estate Investment Trusts (REITs) 2.3%

Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	675	516,046
Gtd. Notes	9.750	06/15/25	1,655	1,657,287
Sr. Unsec’d. Notes	4.750	02/15/28	1,950	1,713,822
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	0.993	10/15/26	EUR3,100	2,760,308
Gtd. Notes	5.000	10/15/27	10,130	8,585,174
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A	7.000	02/01/30	4,040	4,145,776
Sr. Sec’d. Notes, 144A	4.875	05/15/29	8,500	8,111,527
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes	4.750	10/15/27	15,714	15,389,007
Gtd. Notes, 144A	6.500	04/01/32	4,645	4,781,290
Gtd. Notes, 144A	7.250	07/15/28	425	441,941
Sabra Health Care LP,
Gtd. Notes	5.125	08/15/26	650	651,429
SBA Communications Corp.,
Sr. Unsec’d. Notes	3.875	02/15/27	33,534	32,466,223
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	01/15/27	6,475	6,291,659
Sr. Unsec’d. Notes, 144A	7.250	04/01/29	4,125	4,297,049
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A	10.500	02/15/28	4,554	4,678,844

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)

VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.250%	12/01/26		4,290	$4,229,764
Gtd. Notes, 144A	4.500	09/01/26		10,120	10,024,450

					110,741,596

Retail 3.1%

1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.375	01/15/28		7,025	6,796,687
Sr. Sec’d. Notes, 144A	3.875	01/15/28		5,132	4,901,060
Sr. Sec’d. Notes, 144A	6.125	06/15/29		4,210	4,279,760
Arko Corp.,
Gtd. Notes, 144A	5.125	11/15/29		8,450	7,514,750
Brinker International, Inc.,
Gtd. Notes, 144A	5.000	10/01/24		5,593	5,588,507
Gtd. Notes, 144A	8.250	07/15/30		9,450	10,040,400
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%	12.000	12/01/28		26,175	27,160,459
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%	13.000	06/01/30		6,260	6,676,851
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	11.000	11/30/28	EUR	2,400	2,819,128
Sr. Sec’d. Notes, 144A	12.000	11/30/28		6,375	6,948,737
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A	6.750	01/15/30		9,064	8,116,125
Sr. Sec’d. Notes, 144A	4.625	01/15/29		5,460	5,112,020
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29		11,600	10,391,773
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A	4.875	05/01/29		10,719	10,212,268
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A	3.875	06/01/29		9,550	8,864,974
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	6.750	03/01/32		12,835	13,096,693
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27		4,008	3,989,030

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 125

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Retail (cont’d.)

White Cap Buyer LLC,
Sr. Unsec’d. Notes, 144A	6.875%	10/15/28		1,825	$1,807,459
White Cap Parent LLC,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.250% or PIK 9.000%	8.250	03/15/26		6,000	5,987,917

					150,304,598

Software 2.1%

Camelot Finance SA,
Sr. Sec’d. Notes, 144A	4.500	11/01/26		66,801	65,270,790
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A	4.875	07/01/29		2,550	2,455,629
Sr. Sec’d. Notes, 144A	3.875	07/01/28		11,960	11,398,391
SS&C Technologies, Inc.,
Gtd. Notes, 144A	5.500	09/30/27		22,625	22,612,796

					101,737,606

Telecommunications 4.9%

Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes	2.250	01/15/25	EUR	29,912	32,436,495
Sr. Sec’d. Notes, 144A	2.250	01/15/25	EUR	200	216,879
Sr. Sec’d. Notes, 144A	5.000	01/15/28		2,425	1,946,062
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $61; purchased 11/14/23)^(f)	0.000	12/31/30		606	1
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $6,813; purchased 11/14/23)^(f)	0.000	12/31/30		3	1,431
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $37; purchased 11/14/23)^(f)	0.000	12/31/30		366	—
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US (Jamaica),
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500% (original cost $28,627,276; purchased 01/29/24 - 05/15/24)(f)	10.500	05/25/27		30,801	30,637,114
Digicel MidCo Ltd./DIFL US II LLC (Jamaica),
Sr. Unsec’d. Notes, PIK 10.500% (original cost $8,775,970; purchased 01/30/24 - 05/15/24)(f)	10.500	11/25/28		13,376	10,888,461

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

Frontier Communications Holdings LLC,
Sr. Sec’d. Notes, 144A	5.000%	05/01/28	11,549	$11,222,757
Sr. Sec’d. Notes, 144A	5.875	10/15/27	33,201	33,074,780
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	6.500	10/15/26	28,292	28,399,510
Sr. Sec’d. Notes, 144A	7.000	10/15/28	13,401	13,585,264
Intelsat Jackson Holdings SA (Luxembourg),
Sr. Sec’d. Notes, 144A	6.500	03/15/30	6,850	6,569,972
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.875	06/15/29	15,855	12,587,795
Sr. Sec’d. Notes, 144A	10.500	04/15/29	21,222	22,838,088
Sr. Sec’d. Notes, 144A	11.000	11/15/29	11,173	12,267,301
Sprint LLC,
Gtd. Notes	7.625	02/15/25	2,215	2,223,111
Gtd. Notes	7.625	03/01/26	2,600	2,681,619
T-Mobile USA, Inc.,
Gtd. Notes	2.625	04/15/26	1,052	1,019,469
Viasat, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	09/15/25	7,489	7,424,791
Zegona Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	8.625	07/15/29	8,530	8,901,311

				238,922,211

Transportation 0.5%

RXO, Inc.,
Gtd. Notes, 144A	7.500	11/15/27	6,345	6,570,941
XPO, Inc.,
Gtd. Notes, 144A	7.125	06/01/31	625	652,556
Gtd. Notes, 144A	7.125	02/01/32	2,130	2,234,464
Sr. Sec’d. Notes, 144A	6.250	06/01/28	14,875	15,204,804

				24,662,765

TOTAL CORPORATE BONDS (cost $3,832,635,859)				3,827,712,908

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 127

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS 9.9%

Auto Parts & Equipment 0.6%

First Brands Group LLC,
First Lien 2021 Term Loan, 3 Month SOFR + 5.262%	10.514%(c)	03/30/27	13,640	$13,446,521
Second Lien 2021 Term Loan, 3 Month SOFR + 8.762%^	14.014(c)	03/30/28	7,990	7,550,550
Tenneco, Inc.,
Term A Loan, 1 Month SOFR + 4.850%	10.082(c)	11/17/28	3,759	3,583,106
Term B Loan, 3 Month SOFR + 5.100%	10.331(c)	11/17/28	4,600	4,419,284

				28,999,461

Building Materials 0.0%

MIWD HoldCo II LLC,
2024 Incremental Term Loan, 1 Month SOFR + 3.500%	8.747(c)	03/28/31	2,175	2,184,176

Chemicals 0.6%

Consolidated Energy Finance SA (Switzerland),
2024 Incremental Term Loan, 3 Month SOFR + 4.500%	9.557(c)	11/15/30	16,494	15,297,872
Iris Holdings Ltd.,
Initial Term Loan, 3 Month SOFR + 4.850%	10.102(c)	06/28/28	5,335	5,022,246
Venator Finance Sarl,
Initial First-Out Term Loan, 3 Month SOFR + 2.000%^	7.286(c)	12/31/25	5,025	5,024,915
Term Loan, 3 Month SOFR + 10.000%^	15.299(c)	10/12/28	7,159	6,801,000

				32,146,033

Commercial Services 0.8%

Cimpress USA LLC (Ireland),
2024 Refinancing Tranche Term B-1 Loan, 1 Month SOFR + 3.000%	8.247(c)	05/17/28	6,984	6,984,495
Fly Funding II Sarl (Luxembourg),
Term B Loan, 3 Month LIBOR + 1.750%	7.120(c)	08/11/25	1,443	1,400,705
Kingpin Intermediate Holdings LLC,
Amendment No. 8 Term Loan, 1 Month SOFR + 3.500%	8.747(c)	02/08/28	7,211	7,188,427

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Commercial Services (cont’d.)

Mavis Tire Express Services Topco Corp.,
Term Loan, 1 Month SOFR + 3.500%	8.747%(c)	05/04/28	13,387	$13,390,233
Trans Union LLC,
Term B-7 Loan, 1 Month SOFR + 2.000%	7.247(c)	12/01/28	9,675	9,678,626

				38,642,486

Computers 1.0%

McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.250%	8.592(c)	03/01/29	30,691	30,582,590
NCR Atleos Corp.,
Term A Loan, 1 Month SOFR + 3.350%^	8.599(c)	09/27/28	2,281	2,283,424
NCR Atleos LLC,
Term B Loan, 3 Month SOFR + 4.850%	10.099(c)	03/27/29	16,121	16,242,265

				49,108,279

Distribution/Wholesale 0.1%

Windsor Holdings III LLC,
Term B Loan 2024, 1 Month SOFR + 4.000%	9.311(c)	08/01/30	4,080	4,097,711

Electric 0.0%
Heritage Power LLC,
Term Loan, 3 Month SOFR + 5.500%^	10.835(c)	07/20/28	1,140	1,106,052

Electronics 0.1%
Likewize Corp.,
Closing Date Term Loan, 1 Month SOFR + 5.750%	11.026(c)	09/30/29	4,125	4,001,250

Entertainment 0.1%
Golden Entertainment, Inc.,
Term B-1 Loan, 1 Month SOFR + 2.250%	7.502(c)	05/28/30	6,065	6,049,892

Insurance 1.4%
Acrisure LLC,
2024 Refinancing Term B Loan, 3 Month SOFR + 3.000%	8.344(c)	02/15/27	10,500	10,456,247
2024 Refinancing Term Loan, 3 Month SOFR + 3.250%	8.594(c)	11/06/30	25,153	24,932,492

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 129

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Insurance (cont’d.)

Asurion LLC,
New B-8 Term Loan, 1 Month SOFR + 3.364%	8.611%(c)	12/23/26	31,235	$31,078,452
New B-9 Term Loan, 1 Month SOFR + 3.364%	8.611(c)	07/31/27	2,008	1,983,544

				68,450,735

Internet 0.0%

Cablevision Lightpath LLC,
Initial Term Loan, 1 Month SOFR + 3.364%	8.701(c)	11/30/27	339	336,203

Investment Companies 0.2%
Hurricane CleanCo Ltd. (United Kingdom),
Facility A, 3 Month LIBOR + 6.250% (Cap N/A, Floor 0.000% )^	6.250(c)	10/31/29	7,753	10,181,717

Media 1.1%
Altice Financing SA (Luxembourg),
2022 Dollar Loan, 3 Month SOFR + 5.000%	10.301(c)	10/31/27	5,124	4,534,731
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.837(c)	01/18/28	24,322	23,182,367
Diamond Sports Group LLC,
Dip Term Loan	10.000	12/02/24	1,298	1,590,648
First Lien Term Loan, 1 Month SOFR + 10.100%	15.442(c)	05/25/26	813	748,589
Second Lien Term Loan, 1 Month SOFR + 3.400%	8.175(c)	08/24/26(d)	1,542	24,744
Gray Television, Inc.,
Term F Loan, 1 Month SOFR + 5.250%	10.592(c)	06/04/29	3,824	3,648,246
Radiate Holdco LLC,
Amendment No. 6 Term Loan, 1 Month SOFR + 3.364%	8.611(c)	09/25/26	7,909	6,327,027
Univision Communications, Inc.,
2021 Replacement Term Loan, 1 Month SOFR + 3.364%	8.611(c)	03/15/26	6,931	6,922,328
Virgin Media Bristol LLC,
Facility Q Advance, 1 Month SOFR + 3.364%	8.701(c)	01/31/29	9,175	8,830,938

				55,809,618

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Metal Fabricate/Hardware 0.4%

Doncasters US Finance LLC (United Kingdom), Initial Term Loan, 3 Month SOFR + 6.500%	11.835%(c)	04/23/30		17,970	$17,790,263

Mining 0.2%

Rain Carbon GmbH (Germany), 2023 Replacement Term Loan, 3 Month EURIBOR + 5.000%	8.560(c)	10/31/28	EUR	8,336	9,068,759

Oil & Gas Services 0.0%

US Silica Co.,
Term B Loan, 1 Month SOFR + 4.500%	9.747(c)	07/31/31		1,640	1,617,962

Packaging & Containers 0.5%

Trident TPI Holdings, Inc.,
Tranche B-6 Term Loan, 3 Month SOFR + 4.000%	9.332(c)	09/15/28		22,786	22,853,778

Retail 0.6%

Great Outdoors Group LLC,
Term B-2 Loan, 1 Month SOFR + 3.864%	9.111(c)	03/06/28		5,949	5,943,860
LBM Acquisition LLC,
First Lien Initial Term Loan, 1 Month SOFR + 3.850%	9.097(c)	12/17/27		6,932	6,820,996
White Cap Buyer LLC,
Tranche C Term Loan, 1 Month SOFR + 3.250%	8.497(c)	10/19/29		16,253	16,136,777

					28,901,633

Software 1.2%

athenahealth, Inc.,
Initial Term Loan, 1 Month SOFR + 3.250%	8.497(c)	02/15/29		11,139	11,043,502
BMC Software,
2031 New First Lien Dollar Term Loan, 1 Month SOFR + 3.750%	9.005(c)	07/30/31		9,916	9,886,305
Cotiviti, Inc.,
Initial Floating Rate Term Loan, 1 Month SOFR + 3.250%	8.592(c)	05/01/31		19,896	19,877,462

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 131

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Software (cont’d.)

Dun & Bradstreet Corp.,
Incremental Term B-2, 1 Month SOFR + 2.750%	8.026%(c)	01/18/29	9,411	$9,421,718
Skillsoft Finance II, Inc.,
Initial Term Loan, 1 Month SOFR + 5.364%	10.642(c)	07/14/28	10,708	8,419,445

				58,648,432

Telecommunications 1.0%

Digicel International Finance Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 6.750%	12.002(c)	05/25/27	10,946	10,735,930
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%	11.838(c)	04/15/29	7,422	7,461,081
Term B-2, 1 Month SOFR + 6.560%	11.838(c)	04/15/30	7,863	7,894,025
MLN US HoldCo LLC,
3L Term B Loan, 3 Month SOFR + 9.250%	14.629(c)	10/18/27	4	200
Initial Term Loan, 3 Month SOFR + 6.540%	11.819(c)	10/18/27	244	138,375
Initial Term Loan (Second Out (First Lien Roll-Up)), 3 Month SOFR + 6.800%	12.079(c)	10/18/27	552	44,150
Viasat, Inc.,
Initial Term Loan, 1 Month SOFR + 4.500%	9.747(c)	03/02/29	11,278	10,502,572
Xplornet Communications, Inc. (Canada),
First Lien Refinancing Term Loan	— (p)	10/02/28(d)	18,319	3,217,330
Initial Term Loan - Second Lien	— (p)	10/01/29(d)	1,355	23,712
Zegona Holdco Ltd.,
Term Loan	— (p)	07/31/29	8,675	8,604,516

				48,621,891

TOTAL FLOATING RATE AND OTHER LOANS (cost $506,422,900)				488,616,331

SOVEREIGN BONDS 0.0%
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, 144A	5.000(cc)	07/31/40	125	63,329
Sr. Unsec’d. Notes, 144A	5.500(cc)	07/31/35	535	295,546
Sr. Unsec’d. Notes, 144A	6.608(s)	07/31/30	92	49,762
Sr. Unsec’d. Notes, 144A	6.900	07/31/30	324	230,526

TOTAL SOVEREIGN BONDS (cost $878,124)				639,163

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(h) 1.3%
U.S. Treasury Notes(k)	4.250%	09/30/24	24,890	$24,869,583
U.S. Treasury Notes	4.875	05/31/26	38,500	39,042,910

TOTAL U.S. TREASURY OBLIGATIONS (cost $63,650,602)				63,912,493

			Shares
AFFILIATED EXCHANGE-TRADED FUNDS 2.4%
PGIM AAA CLO ETF			240,000	12,280,800
PGIM Ultra Short Bond ETF			2,150,000	107,005,500

TOTAL AFFILIATED EXCHANGE-TRADED FUNDS (cost $118,995,331)(wa)				119,286,300

COMMON STOCKS 1.5%

Chemicals 0.6%

Cornerstone Chemical Co.*^			144,561	2,746,659
TPC Group, Inc.*^			319,092	12,125,496
Venator Materials PLC (original cost $43,833,355; purchased 12/21/23)*^(f)			26,944	16,166,400

				31,038,555

Electric Utilities 0.0%

GenOn Energy Holdings, Inc. (Class A Stock)*^			41,315	1,239,450

Gas Utilities 0.4%

Ferrellgas Partners LP (Class B Stock)^			100,126	20,516,879

Hotels, Restaurants & Leisure 0.1%

CEC Entertainment, Inc.*			366,068	5,445,262

Oil, Gas & Consumable Fuels 0.3%

Chesapeake Energy Corp. (original cost $0; purchased 02/09/21)(f)			63,506	4,730,562
Heritage Power LLC*^			157,638	6,620,796
Heritage Power LLC*^			6,933	291,186
Heritage Power LLC*^			181,423	90,711

				11,733,255

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 133

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Wireless Telecommunication Services 0.1%

Digicel International Finance Ltd. (Jamaica) (original cost $577,847; purchased 01/29/24 - 01/30/24)*^(f)	475,786	$1,184,707
Intelsat Emergence SA (Luxembourg)*	65,330	2,444,420

		3,629,127

TOTAL COMMON STOCKS (cost $72,420,142)		73,602,528

PREFERRED STOCKS 0.0%

Electronic Equipment, Instruments & Components 0.0%

Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	1,125	1,125,000

Wireless Telecommunication Services 0.0%

Digicel International Finance Ltd. (Jamaica) (original cost $305,201; purchased 01/26/24 - 01/29/24)*^(f)	50,575	541,233

TOTAL PREFERRED STOCKS (cost $1,441,450)		1,666,233

TOTAL LONG-TERM INVESTMENTS (cost $4,763,518,096)		4,743,413,045

SHORT-TERM INVESTMENTS 3.0%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 5.562%)(wa)	109,245,115	109,245,115
PGIM Core Short-Term Bond Fund(wa)	4,036,329	36,811,321

TOTAL SHORT-TERM INVESTMENTS (cost $146,054,400)		146,056,436

TOTAL INVESTMENTS 99.4% (cost $4,909,572,496)		4,889,469,481
Other assets in excess of liabilities(z) 0.6%		28,096,492

NET ASSETS 100.0%		$4,917,565,973

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2024

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $98,285,179 and 2.0% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of August 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $137,347,523. The aggregate value of $93,131,297 is 1.9% of net assets.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitments outstanding at August 31, 2024:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 04/23/30 (cost $1,782,143)	1,802	$1,787,989	$5,846	$—
Likewize Corp., Delayed Draw Term Loan, 1.000%, Maturity Date 08/15/29 (cost $375,000)	375	363,750	—	(11,250)

		$2,151,739	$5,846	$(11,250)

Futures contracts outstanding at August 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,133	2 Year U.S. Treasury Notes	Dec. 2024	$235,150,611	$(90,446)
36	5 Year Euro-Bobl	Dec. 2024	4,733,942	(3,610)
5,131	5 Year U.S. Treasury Notes	Dec. 2024	561,323,396	(1,013,579)
43	20 Year U.S. Treasury Bonds	Dec. 2024	5,294,375	(59,500)

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 135

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2024

Futures contracts outstanding at August 31, 2024 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
40	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	$5,277,500	$(79,546)
3	Euro Schatz Index	Dec. 2024	353,673	(3)

				(1,246,684)

Short Positions:
23	10 Year Euro-Bund	Dec. 2024	3,391,588	4,937
466	10 Year U.S. Treasury Notes	Dec. 2024	52,920,125	299,880

				304,817

				$(941,867)

Forward foreign currency exchange contracts outstanding at August 31, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 09/03/24	MSI	GBP	14,133	$18,654,178	$18,561,861	$—	$(92,317)
Euro,
Expiring 09/03/24	BOA	EUR	52,338	58,441,864	57,865,305	—	(576,559)
Expiring 09/03/24	GSI	EUR	10,864	11,917,912	12,010,729	92,817	—

				$89,013,954	$88,437,895	92,817	(668,876)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 09/03/24	BNP	GBP	14,133	$18,197,639	$18,561,861	$—	$(364,222)
Expiring 10/02/24	MSI	GBP	14,133	18,659,139	18,566,301	92,838	—
Euro,
Expiring 09/03/24	BOA	EUR	63,202	68,676,784	69,876,034	—	(1,199,250)
Expiring 10/02/24	BOA	EUR	52,338	58,520,214	57,939,856	580,358	—

				$164,053,776	$164,944,052	673,196	(1,563,472)

						$766,013	$(2,232,348)

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2024

Credit default swap agreement outstanding at August 31, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2024(4)	Value at Trade Date	Value at August 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.42.V1	06/20/29	5.000%(Q)	102,955	3.215%	$6,185,919	$8,407,856	$2,221,937

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 137

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2024

Total return swap agreements outstanding at August 31, 2024:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 5.320%	BARC	09/20/24	50,100	$1,694,716	$—	$1,694,716
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 5.320%	MSI	12/20/24	33,960	982,589	—	982,589
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 5.320%	MSI	12/20/24	40,050	1,165,833	—	1,165,833
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 5.320%	BARC	03/20/25	12,300	185,871	—	185,871
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 5.320%	MSI	03/20/25	42,890	(173,820)	—	(173,820)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.320%	BNP	09/20/24	(9,071)	(507,688)	—	(507,688)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.320%	MSI	12/20/24	(22,250)	252,791	—	252,791

					$3,600,292	$—	$3,600,292

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$—	$4,281,800	$(681,508)

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2024

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$2,725,000	$12,693,579

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$167,977,089	$—
Corporate Bonds	—	3,825,023,904	2,689,004
Floating Rate and Other Loans	—	455,668,673	32,947,658
Sovereign Bonds	—	639,163	—
U.S. Treasury Obligations	—	63,912,493	—
Affiliated Exchange-Traded Funds	119,286,300	—	—
Common Stocks.	4,730,562	7,889,682	60,982,284
Preferred Stocks	—	—	1,666,233
Short-Term Investments
Affiliated Mutual Funds	146,056,436	—	—

Total	$270,073,298	$4,521,111,004	$98,285,179

Other Financial Instruments*
Assets
Unfunded Loan Commitment	$—	$5,846	$—
Futures Contracts	304,817	—	—
OTC Forward Foreign Currency Exchange Contracts	—	766,013	—
Centrally Cleared Credit Default Swap Agreement	—	2,221,937	—
OTC Total Return Swap Agreements	—	4,281,800	—

Total	$304,817	$7,275,596	$—

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 139

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2024

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities
Unfunded Loan Commitment	$—	$(11,250)	$—
Futures Contracts	(1,246,684)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(2,232,348)	—
OTC Total Return Swap Agreements	—	(681,508)	—

Total	$(1,246,684)	$(2,925,106)	$—

*

Other financial instruments are derivative instruments, with the exception of unfunded loan commitments, and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swap contracts and unfunded loan commitments are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

		Floating Rate
	Corporate	and	Common	Preferred
	Bonds	Other Loans	Stocks	Stocks	Rights
Balance as of 08/31/23	$6,370,007	$8,928,536	$11,695,650	$—	$70,110
Realized gain (loss)	18,032	3,386,026	(410)	36,478	—
Change in unrealized appreciation (depreciation)	(5,467)	(598,086)	(12,546,544)	224,783	(69,937)
Purchases/Exchanges /Issuances	2,706,130	32,885,405	53,994,771	2,471,020	—
Sales/Paydowns	(6,399,645)	(11,947,426)	(1)	(1,066,048)	(173)
Accrued discount/premium	(53)	293,803	—	—	—
Transfers into Level 3*	—	—	7,838,818	—	—
Transfers out of Level 3*	—	(600)	—	—	—

Balance as of 08/31/24	$2,689,004	$32,947,658	$60,982,284	$1,666,233	$—

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(5,460)	$194,332	$(12,546,544)	$224,783	$—

*

It is the Fund’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by independent pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market quotations (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of the Fund.

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2024

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of August 31, 2024	Valuation Approach	Valuation Methodology	Unobservable Inputs	Inputs (Range)
Corporate Bonds	$1,432	Market	Recovery Value	Recovery Rate	0.00% - 48.00%
Corporate Bonds	2,687,572	Market	Transaction Based	Unadjusted Price	NA
Floating Rate and Other Loans	10,181,717	Market	Enterprise Value	EBITDA Multiple	8.3x
Common Stocks	20,516,879	Market	Adjusted Trade Price	Premium Rate	20.00%
Common Stocks	3,931,366	Market	Enterprise Value	EBITDA Multiple	4.0x - 12.2x
Common Stocks	90,711	Market	Enterprise Value	Recovery Rate	0.50%
Preferred Stocks	541,233	Market	Enterprise Value	Recovery Rate	10.70%
Preferred Stocks	1,125,000	Market	Transaction Based	Unadjusted Price	NA

	$39,075,910

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of August 31, 2024, the aggregate value of these securities and/or derivatives was $59,209,269. The unobservable inputs for these investments were not developed by the Fund and are not readily available (e.g. single broker quotes).

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of August 31, 2024 were as follows:

Telecommunications	5.9%
Media	5.3
Leisure Time	5.3
Diversified Financial Services	5.0
Home Builders	4.6
Oil & Gas	4.1
Retail	3.7
Commercial Services	3.4
Collateralized Loan Obligations	3.4
Software	3.3
Electric	3.0
Affiliated Mutual Funds	3.0
Entertainment	2.9
Lodging	2.7

Chemicals	2.6%
Affiliated Exchange-Traded Funds	2.4
Packaging & Containers	2.4
Pipelines	2.4
Real Estate Investment Trusts (REITs)	2.3
Mining	2.2
Auto Parts & Equipment	2.1
Insurance	2.0
Healthcare-Services	1.9
Foods	1.8
Pharmaceuticals	1.8
Computers	1.7
Auto Manufacturers	1.6
Internet	1.6

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 141

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2024

Industry Classification (continued):

Building Materials	1.5%
Aerospace & Defense	1.5
U.S. Treasury Obligations	1.3
Real Estate	1.2
Airlines	1.2
Banks	1.1
Healthcare-Products	0.9
Machinery-Diversified	0.7
Electrical Components & Equipment	0.6
Iron/Steel	0.6
Distribution/Wholesale	0.5
Transportation	0.5
Gas Utilities	0.4
Metal Fabricate/Hardware	0.4
Miscellaneous Manufacturing	0.3
Gas	0.3
Oil, Gas & Consumable Fuels	0.3
Investment Companies	0.2
Housewares	0.2
Household Products/Wares	0.2
Advertising	0.2

Apparel	0.2%
Electronics	0.2
Coal	0.1
Hotels, Restaurants & Leisure	0.1
Agriculture	0.1
Wireless Telecommunication Services	0.1
Environmental Control	0.1
Machinery-Construction & Mining	0.0	*
Oil & Gas Services	0.0	*
Electric Utilities	0.0	*
Electronic Equipment, Instruments & Components	0.0	*
Engineering & Construction	0.0	*
Sovereign Bonds	0.0	*

	99.4
Other assets in excess of liabilities	0.6

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk, and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of August 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$2,221,937*	—	$—

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2024

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	$766,013		Unrealized depreciation on OTC forward foreign currency exchange contracts	$2,232,348

Interest rate contracts	Due from/to broker-variation margin futures	304,817	*	Due from/to broker-variation margin futures	1,246,684	*

Interest rate contracts	Unrealized appreciation on OTC swap agreements	4,281,800		Unrealized depreciation on OTC swap agreements	681,508

		$7,574,567			$4,160,540

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended August 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$16,618,701
Foreign exchange contracts	—	616,010	—
Interest rate contracts	8,252,509	—	156,279

Total	$8,252,509	$616,010	$16,774,980

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$2,264,985
Foreign exchange contracts	—	(1,911,055)	—
Interest rate contracts	(4,054,427)	—	3,338,693

Total	$(4,054,427)	$(1,911,055)	$5,603,678

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 143

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2024

For the year ended August 31, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Long Positions (1)	$926,411,522

Futures Contracts - Short Positions (1)	44,733,151

Forward Foreign Currency Exchange Contracts - Purchased (2)	69,693,614

Forward Foreign Currency Exchange Contracts - Sold (2)	136,324,285

Credit Default Swap Agreements - Buy Protection (1)	49,664,000

Credit Default Swap Agreements - Sell Protection (1)	138,639,790

Total Return Swap Agreements (1)	77,212,200

*	Average volume is based on average quarter end balances for the year ended August 31, 2024.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$1,880,587	$—	$1,880,587	$(1,880,587)	$—
BNP	—	(871,910)	(871,910)	865,765	(6,145)
BOA	580,358	(1,775,809)	(1,195,451)	1,195,451	—
GSI	92,817	—	92,817	—	92,817
MSI	2,494,051	(266,137)	2,227,914	(254,072)	1,973,842

	$5,047,813	$(2,913,856)	$2,133,957	$(73,443)	$2,060,514

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Statement of Assets & Liabilities

as of August 31, 2024

Assets
Investments at value:
Unaffiliated investments (cost $4,644,522,765)	$4,624,126,745
Affiliated investments (cost $265,049,731)	265,342,736
Cash	5,301
Foreign currency, at value (cost $3,430,670)	3,453,821
Dividends and interest receivable	66,259,999
Receivable for Fund shares sold	12,144,857
Unrealized appreciation on OTC swap agreements	4,281,800
Deposit with broker for centrally cleared/exchange-traded derivatives	2,725,000
Receivable for investments sold	2,288,753
Unrealized appreciation on OTC forward foreign currency exchange contracts	766,013
Due from broker—variation margin swaps	130,310
Unrealized appreciation on unfunded loan commitment	5,846
Prepaid expenses and other assets	44,255

Total Assets	4,981,575,436

Liabilities
Payable for investments purchased	33,910,062
Payable for Fund shares purchased	20,713,545
Management fee payable	2,517,705
Unrealized depreciation on OTC forward foreign currency exchange contracts	2,232,348
Dividends payable	1,839,448
Due to broker—variation margin futures	1,163,230
Accrued expenses and other liabilities	696,519
Unrealized depreciation on OTC swap agreements	681,508
Distribution fee payable	221,014
Affiliated transfer agent fee payable	13,114
Unrealized depreciation on unfunded loan commitment	11,250
Directors’ fees payable	9,720

Total Liabilities	64,009,463

Net Assets	$4,917,565,973

Net assets were comprised of:
Common stock, at par	$5,813,297
Paid-in capital in excess of par	5,391,177,242
Total distributable earnings (loss)	(479,424,566)

Net assets, August 31, 2024	$4,917,565,973

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 145

PGIM Short Duration High Yield Income Fund

Statement of Assets & Liabilities (continued)

as of August 31, 2024

Class A
Net asset value and redemption price per share, ($415,668,631 ÷ 49,151,417 shares of common stock issued and outstanding)	$8.46
Maximum sales charge (2.25% of offering price)	0.19

Maximum offering price to public	$8.65

Class C
Net asset value, offering price and redemption price per share, ($158,601,094 ÷ 18,755,506 shares of common stock issued and outstanding)	$8.46

Class Z
Net asset value, offering price and redemption price per share, ($3,815,741,464 ÷ 451,094,771 shares of common stock issued and outstanding)	$8.46

Class R6
Net asset value, offering price and redemption price per share, ($527,554,784 ÷ 62,327,960 shares of common stock issued and outstanding)	$8.46

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Statement of Operations

Year Ended August 31, 2024

Net Investment Income (Loss)
Income
Interest income (net of $729 foreign withholding tax)	$308,026,673
Affiliated dividend income	14,264,262
Affiliated income from securities lending, net	961,035
Unaffiliated dividend income	416,623

Total income	323,668,593

Expenses
Management fee	32,489,162
Distribution fee(a)	2,627,751
Transfer agent’s fees and expenses (including affiliated expense of $80,029)(a)	4,360,351
Custodian and accounting fees	428,020
Shareholders’ reports	256,022
Registration fees(a)	252,160
Professional fees	79,220
Directors’ fees	75,280
Audit fee	45,580
Miscellaneous	125,089

Total expenses	40,738,635
Less: Fee waiver and/or expense reimbursement(a)	(2,809,287)

Net expenses	37,929,348

Net investment income (loss)	285,739,245

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $113,138)	(69,136,753)
Futures transactions	8,252,509
Forward currency contract transactions	616,010
Swap agreement transactions	16,774,980
Foreign currency transactions	92,879

(43,400,375)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(65,620))	229,443,365
Futures	(4,054,427)
Forward currency contracts	(1,911,055)
Swap agreements	5,603,678
Foreign currencies	(74,074)
Unfunded loan commitment	(5,404)

229,002,083

Net gain (loss) on investment and foreign currency transactions	185,601,708

Net Increase (Decrease) In Net Assets Resulting From Operations	$471,340,953

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 147

PGIM Short Duration High Yield Income Fund

Statement of Operations (continued)

Year Ended August 31, 2024

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6

Distribution fee	974,569	1,653,182	—	—

Transfer agent’s fees and expenses	293,185	139,682	3,898,223	29,261

Registration fees	48,019	30,073	127,302	46,766

Fee waiver and/or expense reimbursement	(172,688)	(98,144)	(2,428,161)	(110,294)

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Statements of Changes in Net Assets

	Year Ended August 31,

	2024	2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$285,739,245	$258,305,903
Net realized gain (loss) on investment and foreign currency transactions	(43,400,375)	(67,872,183)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	229,002,083	104,130,309

Net increase (decrease) in net assets resulting from operations	471,340,953	294,564,029

Dividends and Distributions
Distributions from distributable earnings
Class A	(25,507,673)	(22,481,636)
Class C	(9,599,566)	(10,227,256)
Class Z	(250,196,663)	(223,123,846)
Class R6	(34,233,660)	(42,592,103)

	(319,537,562)	(298,424,841)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	1,713,056,375	2,398,738,068
Net asset value of shares issued in reinvestment of dividends and distributions	295,646,114	271,659,264
Cost of shares purchased	(1,904,807,925)	(2,760,525,901)

Net increase (decrease) in net assets from Fund share transactions	103,894,564	(90,128,569)

Total increase (decrease)	255,697,955	(93,989,381)

Net Assets:
Beginning of year	4,661,868,018	4,755,857,399

End of year	$4,917,565,973	$4,661,868,018

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 149

PGIM Short Duration High Yield Income Fund

Financial Highlights

Class A Shares
	Year Ended August 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$8.19	$8.19	$9.08	$8.75	$8.97
Income (loss) from investment operations:
Net investment income (loss)	0.48	0.43	0.32	0.35	0.42
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.33	0.07	(0.79)	0.41	(0.21)
Total from investment operations	0.81	0.50	(0.47)	0.76	0.21
Less Dividends and Distributions:
Dividends from net investment income	(0.54)	(0.50)	(0.42)	(0.43)	(0.43)
Net asset value, end of year	$8.46	$8.19	$8.19	$9.08	$8.75
Total Return(b):	10.26%	6.33%	(5.32)%	8.90%	2.53%

Ratios/Supplemental Data:
Net assets, end of year (000)	$415,669	$382,916	$374,112	$398,715	$321,482
Average net assets (000)	$389,827	$365,519	$387,572	$356,899	$290,219
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses before waivers and/or expense reimbursement	1.04%	1.04%	1.04%	1.04%	1.07%
Net investment income (loss)	5.83%	5.30%	3.73%	3.86%	4.89%
Portfolio turnover rate(d)	61%	32%	43%	67%	65%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Financial Highlights (continued)

Class C Shares
	Year Ended August 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$8.19	$8.19	$9.08	$8.75	$8.97
Income (loss) from investment operations:
Net investment income (loss)	0.42	0.37	0.26	0.28	0.36
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.33	0.07	(0.80)	0.42	(0.21)
Total from investment operations	0.75	0.44	(0.54)	0.70	0.15
Less Dividends and Distributions:
Dividends from net investment income	(0.48)	(0.44)	(0.35)	(0.37)	(0.37)
Net asset value, end of year	$8.46	$8.19	$8.19	$9.08	$8.75
Total Return(b):	9.44%	5.54%	(5.92)%	7.97%	1.77%

Ratios/Supplemental Data:
Net assets, end of year (000)	$158,601	$177,138	$206,423	$277,887	$297,707
Average net assets (000)	$165,318	$189,264	$249,871	$286,974	$315,727
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses before waivers and/or expense reimbursement	1.81%	1.80%	1.79%	1.79%	1.81%
Net investment income (loss)	5.08%	4.54%	2.95%	3.14%	4.16%
Portfolio turnover rate(d)	61%	32%	43%	67%	65%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 151

PGIM Short Duration High Yield Income Fund

Financial Highlights (continued)

Class Z Shares
	Year Ended August 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$8.19	$8.19	$9.08	$8.75	$8.97
Income (loss) from investment operations:
Net investment income (loss)	0.50	0.45	0.35	0.37	0.45
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.33	0.07	(0.80)	0.42	(0.22)
Total from investment operations	0.83	0.52	(0.45)	0.79	0.23
Less Dividends and Distributions:
Dividends from net investment income	(0.56)	(0.52)	(0.44)	(0.46)	(0.45)
Net asset value, end of year	$8.46	$8.19	$8.19	$9.08	$8.75
Total Return(b):	10.53%	6.60%	(5.08)%	9.17%	2.79%

Ratios/Supplemental Data:
Net assets, end of year (000)	$3,815,741	$3,636,190	$3,338,292	$3,120,921	$2,218,850
Average net assets (000)	$3,684,295	$3,488,961	$3,408,050	$2,529,710	$2,184,180
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.75%	0.75%	0.75%	0.75%	0.75%
Expenses before waivers and/or expense reimbursement	0.82%	0.81%	0.81%	0.81%	0.83%
Net investment income (loss)	6.08%	5.56%	3.99%	4.09%	5.14%
Portfolio turnover rate(d)	61%	32%	43%	67%	65%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Financial Highlights (continued)

Class R6 Shares
	Year Ended August 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$8.20	$8.19	$9.08	$8.76	$8.97
Income (loss) from investment operations:
Net investment income (loss)	0.51	0.45	0.35	0.37	0.45
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.32	0.08	(0.79)	0.41	(0.20)
Total from investment operations	0.83	0.53	(0.44)	0.78	0.25
Less Dividends and Distributions:
Dividends from net investment income	(0.57)	(0.52)	(0.45)	(0.46)	(0.46)
Net asset value, end of year	$8.46	$8.20	$8.19	$9.08	$8.76
Total Return(b):	10.46%	6.78%	(5.03)%	9.10%	2.95%

Ratios/Supplemental Data:
Net assets, end of year (000)	$527,555	$465,623	$837,030	$821,859	$488,557
Average net assets (000)	$499,694	$654,572	$913,657	$622,618	$245,125
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.70%	0.70%	0.70%	0.70%	0.70%
Expenses before waivers and/or expense reimbursement	0.72%	0.72%	0.71%	0.72%	0.73%
Net investment income (loss)	6.13%	5.55%	4.05%	4.14%	5.13%
Portfolio turnover rate(d)	61%	32%	43%	67%	65%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 153

Notes to Financial Statements

1.	Organization

Prudential Investment Portfolios, Inc. 15 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate to the following series of the RIC: PGIM ESG High Yield Fund, PGIM High Yield Fund and PGIM Short Duration High Yield Income Fund (each, a “Fund” and collectively, the “Funds”). The Funds are classified as diversified funds for purposes of the 1940 Act.

The Funds have the following investment objectives:

Fund	Investment Objective(s)
PGIM ESG High Yield Fund (“ESG High Yield”)	to seek total return, through a combination of current income and capital appreciation
PGIM High Yield Fund (“High Yield”)	to maximize current income. As a secondary investment objective, the Fund seeks capital appreciation but only when consistent with the Fund’s primary objective of current income
PGIM Short Duration High Yield Income Fund (“Short Duration High Yield Income”)	to provide a high level of current income

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the

Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing

Notes to Financial Statements (continued)

transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, each Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Funds enter into forward currency contracts, as defined in the prospectus, in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain

Notes to Financial Statements (continued)

exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Funds’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Funds each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Funds invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Funds intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: Certain Funds entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Funds are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and

Notes to Financial Statements (continued)

represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Funds are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. The Funds entered into total return swaps to manage their exposure to a security or an index. The Funds’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Funds’ favor, from the point of entering into the contract.

Floating Rate and Other Loans: Certain Funds invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Funds acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Funds generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Funds generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Funds generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Funds may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Funds will assume the credit risk of both the borrower and the institution selling the participation to the Funds.

Master Netting Arrangements: The RIC, on behalf of each Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Fund to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of each Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to each Fund is held in a segregated account by each Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by each Fund is segregated by each Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by each Fund and the applicable counterparty. Collateral requirements are determined based on each Fund’s net position with each counterparty. Termination events applicable to each Fund may occur upon a decline in each Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of each Fund’s counterparties to elect early termination could impact each Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Notes to Financial Statements (continued)

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights: The Funds held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Funds until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: Certain Funds invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (“PIK”) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Funds securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities in the open market using the collateral.

The Funds recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Funds also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Monthly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial

Notes to Financial Statements (continued)

statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of each Fund, has entered into management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of each subadviser’s performance of such services, and for rendering administrative services with respect to each Fund.

The Manager has entered into subadvisory agreements with PGIM, Inc., which provides subadvisory services to each Fund through its business unit PGIM Fixed Income and PGIM Limited (collectively the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended August 31, 2024, the contractual and effective management fee rates were as follows:

Fund	Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements

ESG High Yield	0.50% of average daily net assets up to and including $250 million; 0.475% on the next $500 million of average daily net assets; 0.45% on the next $750 million of average daily net assets; 0.425% on the next $500 million of average daily net assets; 0.40% on the next $500 million of average daily net assets; 0.375% on the next $500 million of average daily net assets; and 0.35% of average daily net assets over $3 billion.	0.50%

High Yield	0.50% of average daily net assets up to and including $250 million; 0.475% on next $500 million of average daily net assets; 0.45% of next $750 million of average daily net assets; 0.425% on next $500 million of average daily net assets; 0.40% on next $500 million of average daily net assets; 0.375% on next $500 million of average daily net assets; 0.35% on average daily net assets over $3 billion.	0.36

Fund	Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements

Short Duration High Yield Income	0.700% of average daily net assets up to and including $2 billion; 0.675% on next $3 billion of average daily net assets; 0.655% on average daily net assets over $5 billion.	0.69%

The Manager has contractually agreed, through December 31, 2025, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual expense waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Fund	Class Expense Limitation

ESG High Yield - Class A	0.80%

ESG High Yield - Class C	1.50

ESG High Yield - Class Z	0.54

ESG High Yield - Class R6	0.41

High Yield - Class A	—

High Yield - Class C	—

High Yield - Class R	—

High Yield - Class Z	—

High Yield - Class R2	0.91

High Yield - Class R4	0.66

High Yield - Class R6	—

Short Duration High Yield Income - Class A	1.00

Short Duration High Yield Income - Class C	1.75

Short Duration High Yield Income - Class Z	0.75

Short Duration High Yield Income - Class R6	0.70

The RIC, on behalf of each Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C,

Notes to Financial Statements (continued)

Class R, Class Z, Class R2, Class R4 and Class R6 shares of each Fund. Each Fund compensates PIMS for distributing and servicing each Fund’s Class A, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, each Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through December 31, 2025 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The High Yield Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

Each Fund’s annual gross and net distribution rates and maximum shareholder service fee, where applicable, are as follows:

Fund	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee

ESG High Yield - Class A	0.25%	0.25%	N/A	%

ESG High Yield - Class C	1.00	1.00	N/A

ESG High Yield - Class Z	N/A	N/A	N/A

ESG High Yield - Class R6	N/A	N/A	N/A

High Yield - Class A	0.25	0.25	N/A

High Yield - Class C	1.00	1.00	N/A

High Yield - Class R	0.75	0.50	N/A

High Yield - Class Z	N/A	N/A	N/A

High Yield - Class R2	0.25	0.25	0.10

High Yield - Class R4	N/A	N/A	0.10

High Yield - Class R6	N/A	N/A	N/A

Short Duration High Yield Income - Class A	0.25	0.25	N/A

Short Duration High Yield Income - Class C	1.00	1.00	N/A

Short Duration High Yield Income - Class Z	N/A	N/A	N/A

Short Duration High Yield Income - Class R6	N/A	N/A	N/A

For the year ended August 31, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”)

imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Fund	FESL	CDSC
ESG High Yield - Class A	$—	$—
ESG High Yield - Class C	—	—
High Yield - Class A	1,004,014	1,869
High Yield - Class C	—	16,325
Short Duration High Yield Income - Class A	291,796	17,005
Short Duration High Yield Income - Class C	—	10,768

PGIM Investments, PGIM, Inc., PMFS, PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS serves as each Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Each Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. The High Yield Fund may also invest in the PGIM Core Short-Term Bond Fund (together with the Core Government Fund, the “Core Funds”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments, pursuant to an exemptive order received from the Securities and Exchange Commission (“SEC”). PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Funds and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Funds and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Each Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended August 31, 2024, no Rule 17a-7 transactions were entered into by each Fund.

Notes to Financial Statements (continued)

5.  Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended August 31, 2024, were as follows:

Fund	Cost of Purchases	Proceeds from Sales

ESG High Yield	$ 9,924,135	$ 8,803,773
High Yield	7,211,226,674	6,942,112,927
Short Duration High Yield Income	2,824,502,468	2,575,652,155

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the year ended August 31, 2024, is presented as follows:

ESG High Yield

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
Long-Term Investments - Affiliated Exchange-Traded Funds(wa):

PGIM AAA CLO ETF(1)
$ —	$50,998	$—	$172	$—	$51,170	1,000	$243

PGIM Ultra Short Bond ETF(1)
—	371,887	—	1,388	—	373,275	7,500	3,575
$ —	$422,885	$—	$1,560	$—	$424,445		$3,818

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.562%)(1)(wa)

1,431,308	6,898,101	7,551,287	—	—	778,122	778,122	42,182

PGIM Core Short-Term Bond Fund(1)(wa)
343,654	17,083	360,365	(1,098)	726	—	—	17,555
$1,774,962	$6,915,184	$7,911,652	$(1,098)	$726	$778,122		$59,737
$1,774,962	$7,338,069	$7,911,652	$462	$726	$1,202,567		$63,555

High Yield

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Long-Term Investments - Affiliated Exchange-Traded Funds(wa):

PGIM AAA CLO ETF(1)

$ —	$ 12,235,367	$ —	$ 45,433	$ —	$ 12,280,800	240,000	$ 70,181

PGIM Ultra Short Bond ETF(1)
—	162,667,803	—	328,947	—	162,996,750	3,275,000	433,448
$ —	$ 174,903,170	$ —	$ 374,380	$ —	$175,277,550		$ 503,629

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.562%)(1)(wa)

528,836,093	4,545,863,626	4,893,397,474	—	—	181,302,245	181,302,245	26,508,666

PGIM Core Short-Term Bond Fund(1)(wa)

321,449,022	68,229,120	169,882,236	(784,772)	(39,733)	218,971,401	24,010,022	23,095,705

PGIM Institutional Money Market Fund (7-day effective yield 5.595%)(1)(b)(wa)
2,481,916,844	2,871,766,508	5,353,706,277	(1,024,108)	1,047,033	—	—	5,272,604	(2)
$3,332,201,959	$7,485,859,254	$10,416,985,987	$(1,808,880)	$1,007,300	$400,273,646		$54,876,975
$3,332,201,959	$7,660,762,424	$10,416,985,987	$(1,434,500)	$1,007,300	$575,551,196		$55,380,604

Short Duration High Yield Income

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Long-Term Investments - Affiliated Exchange-Traded Funds(wa):

PGIM AAA CLO ETF(1)

$ —	$12,237,894	$—	$42,906	$—	$12,280,800	240,000	$42,599

PGIM Ultra Short Bond ETF(1)
—	106,757,437	—	248,063	—	107,005,500	2,150,000	738,063

Notes to Financial Statements (continued)

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
$ —	$ 118,995,331	$ —	$ 290,969	$ —	$119,286,300		$ 780,662

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.562%)(1)(wa)

$117,274,100	$1,696,807,598	$1,704,836,583	$ —	$ —	$109,245,115	109,245,115	$ 5,678,721

PGIM Core Short-Term Bond Fund(1)(wa)

52,572,955	96,664,105	112,153,940	(111,132)	(160,667)	36,811,321	4,036,329	7,804,879

PGIM Institutional Money Market Fund (7-day effective yield 5.595%)(1)(b)(wa)
544,705,489	692,397,921	1,237,131,758	(245,457)	273,805	—	—	961,035	(2)
$714,552,544	$2,485,869,624	$3,054,122,281	$(356,589)	$113,138	$146,056,436		$14,444,635
$714,552,544	$2,604,864,955	$3,054,122,281	$ (65,620)	$113,138	$265,342,736		$15,225,297

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	Represents investments in Funds affiliated with the Manager.

6.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. In order to present total distributable earnings (loss) and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to total distributable earnings (loss) and paid-in capital in excess of par for the Funds indicated below.

For the year ended August 31, 2024, the adjustments were as follows:

Fund	Total Distributable Earnings (Loss)	Paid-in Capital in Excess of Par
ESG High Yield (a)	$1,600	$(1,600)
High Yield	—	—
Short Duration High Yield Income	—	—

(a)	Non-deductible excise tax payment.

For the year ended August 31, 2024, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
ESG High Yield	$ 1,660,334	$—	$—	$ 1,660,334
High Yield	1,336,721,521	—	—	1,336,721,521
Short Duration High Yield Income	319,537,562	—	—	319,537,562

For the year ended August 31, 2023, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
ESG High Yield	$ 1,527,056	$—	$—	$ 1,527,056
High Yield	1,306,974,153	—	—	1,306,974,153
Short Duration High Yield Income	298,424,841	—	—	298,424,841

For the year ended August 31, 2024, the Funds indicated below had the following amounts of accumulated undistributed earnings on a tax basis:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
ESG High Yield	$ 254,875	$—
High Yield	101,288,821	—
Short Duration High Yield Income	7,612,272	—

The United States federal income tax basis of the Funds’ investments and the net unrealized depreciation as of August 31, 2024 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
ESG High Yield	$ 27,305,248	$ 591,174	$ (1,694,612)	$ (1,103,438)
High Yield	20,115,763,199	587,001,845	(1,695,681,091)	(1,108,679,246)
Short Duration High Yield Income	5,039,752,621	121,751,996	(268,626,513)	(146,874,517)

The difference between GAAP basis and tax basis is primarily attributable to deferred losses on wash sales, differences in the treatment of premium amortization for GAAP and tax purposes, mark-to-market of futures contracts, swaps, investments in passive foreign investment companies, securities in default and other GAAP to tax differences.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of August 31, 2024 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized
ESG High Yield	$ 1,556,000	$—

Notes to Financial Statements (continued)

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized
High Yield	$1,201,509,000	$—
Short Duration High Yield Income	333,977,000	—

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended August 31, 2024 are subject to such review.

7.	Capital and Ownership

The ESG Yield Fund and Short Duration High Yield Income Fund offer Class A, Class C, Class Z and Class R6 shares. The High Yield Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25% for the ESG High Yield Fund and High Yield Fund and 2.25% for the Short Duration High Yield Income Fund. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of each Fund to one or more other share classes of each Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC is authorized to issue 96,525,000,000 shares of common stock, $0.01 par value per share. The authorized shares of each Fund are currently classified and designated as follows:

Fund	Number of Shares
ESG High Yield - Class A	200,000,000
ESG High Yield - Class C	300,000,000
ESG High Yield - Class Z	600,000,000
ESG High Yield - Class R6	400,000,000
High Yield - Class A	6,000,000,000
High Yield - Class B	50,000,000
High Yield - Class C	1,000,000,000
High Yield - Class R	500,000,000
High Yield - Class Z	41,000,000,000
High Yield - Class T	300,000,000
High Yield - Class R2	300,000,000
High Yield - Class R4	300,000,000
High Yield - Class R6	37,000,000,000
Short Duration High Yield Income - Class A	800,000,000
Short Duration High Yield Income - Class C	700,000,000
Short Duration High Yield Income - Class Z	5,500,000,000
Short Duration High Yield Income - Class T	75,000,000
Short Duration High Yield Income - Class R6	1,500,000,000

The Funds currently do not have any Class B or Class T shares outstanding.

As of August 31, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
ESG High Yield–Class A	1,175	4.4%
ESG High Yield–Class C	1,153	76.9
ESG High Yield–Class Z	1,184	2.0
ESG High Yield–Class R6	2,861,213	99.9
High Yield–Class A	11,009	0.1
High Yield–Class Z	105,356	0.1

As of August 31, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), did not own any shares of the Short Duration High Yield Income Fund.

At the reporting period end, the number of shareholders holding greater than 5% of each Fund are as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
Affiliated:
ESG High Yield	1	96.9%
High Yield	—	—
Short Duration High Yield Income	—	—
Unaffiliated:
ESG High Yield	—	—

Notes to Financial Statements (continued)

Fund	Number of Shareholders	Percentage of Outstanding Shares
Unaffiliated:
High Yield	5	56.0%
Short Duration High Yield Income	10	90.8

Transactions in shares of common stock were as follows:

ESG High Yield

Share Class	Shares	Amount

Class A

Year ended August 31, 2024:

Shares sold	21,992	$189,856

Shares issued in reinvestment of dividends and distributions	841	7,289

Shares purchased	(7,015)	(60,782)

Net increase (decrease) in shares outstanding	15,818	$136,363

Year ended August 31, 2023:

Shares sold	8,945	$75,608

Shares issued in reinvestment of dividends and distributions	236	1,978

Shares purchased	(3,727)	(31,328)

Net increase (decrease) in shares outstanding	5,454	$46,258

Class C

Year ended August 31, 2024:

Shares issued in reinvestment of dividends and distributions	80	$696

Net increase (decrease) in shares outstanding	80	$696

Year ended August 31, 2023:

Shares issued in reinvestment of dividends and distributions	77	$645

Net increase (decrease) in shares outstanding	77	$645

Class Z

Year ended August 31, 2024:

Shares sold	23,752	$206,006

Shares issued in reinvestment of dividends and distributions	3,024	26,185

Shares purchased	(756)	(6,564)

Net increase (decrease) in shares outstanding	26,020	$225,627

Share Class	Shares	Amount

Year ended August 31, 2023:

Shares sold	31,771	$264,602

Shares issued in reinvestment of dividends and distributions	2,878	24,066

Shares purchased	(33,110)	(276,406)

Net increase (decrease) in shares outstanding	1,539	$12,262

Class R6

Year ended August 31, 2024:

Shares issued in reinvestment of dividends and distributions	80,439	$682,443

Net increase (decrease) in shares outstanding	80,439	$682,443

Year ended August 31, 2023:

Shares sold	1,774	$14,964

Shares issued in reinvestment of dividends and distributions	179,122	1,500,041

Net increase (decrease) in shares outstanding	180,896	$1,515,005

High Yield

Share Class	Shares	Amount

Class A

Year ended August 31, 2024:

Shares sold	44,645,005	$208,662,413

Shares issued in reinvestment of dividends and distributions	19,161,687	89,686,487

Shares purchased	(67,231,881)	(313,549,435)

Net increase (decrease) in shares outstanding before conversion	(3,425,189)	(15,200,535)

Shares issued upon conversion from other share class(es)	5,960,806	27,812,608

Shares purchased upon conversion into other share class(es)	(4,115,227)	(19,203,412)

Net increase (decrease) in shares outstanding	(1,579,610)	$(6,591,339)

Year ended August 31, 2023:

Shares sold	40,798,579	$187,663,921

Shares issued in reinvestment of dividends and distributions	19,183,979	87,964,455

Shares purchased	(76,642,358)	(351,818,390)

Net increase (decrease) in shares outstanding before conversion	(16,659,800)	(76,190,014)

Shares issued upon conversion from other share class(es)	5,859,109	26,910,491

Shares purchased upon conversion into other share class(es)	(4,161,772)	(19,166,922)

Net increase (decrease) in shares outstanding	(14,962,463)	$(68,446,445)

Notes to Financial Statements (continued)

Share Class	Shares	Amount

Class C

Year ended August 31, 2024:

Shares sold	6,164,331	$28,738,320

Shares issued in reinvestment of dividends and distributions	2,557,037	11,950,608

Shares purchased	(8,015,214)	(37,312,817)

Net increase (decrease) in shares outstanding before conversion	706,154	3,376,111

Shares purchased upon conversion into other share class(es)	(4,202,176)	(19,585,822)

Net increase (decrease) in shares outstanding	(3,496,022)	$(16,209,711)

Year ended August 31, 2023:

Shares sold	6,534,148	$29,866,331

Shares issued in reinvestment of dividends and distributions	2,732,098	12,517,484

Shares purchased	(10,347,337)	(47,420,411)

Net increase (decrease) in shares outstanding before conversion	(1,081,091)	(5,036,596)

Shares purchased upon conversion into other share class(es)	(3,594,674)	(16,494,509)

Net increase (decrease) in shares outstanding	(4,675,765)	$(21,531,105)

Class R

Year ended August 31, 2024:

Shares sold	2,065,589	$9,624,299

Shares issued in reinvestment of dividends and distributions	914,908	4,279,254

Shares purchased	(2,884,315)	(13,405,803)

Net increase (decrease) in shares outstanding before conversion	96,182	497,750

Shares purchased upon conversion into other share class(es)	(4,021)	(19,001)

Net increase (decrease) in shares outstanding	92,161	$478,749

Year ended August 31, 2023:

Shares sold	1,419,609	$6,533,767

Shares issued in reinvestment of dividends and distributions	890,430	4,080,987

Shares purchased	(2,747,609)	(12,603,464)

Net increase (decrease) in shares outstanding	(437,570)	$(1,988,710)

Class Z

Year ended August 31, 2024:

Shares sold	549,616,868	$2,572,092,739

Shares issued in reinvestment of dividends and distributions	123,201,651	577,883,251

Shares purchased	(839,803,744)	(3,917,256,807)

Net increase (decrease) in shares outstanding before conversion	(166,985,225)	(767,280,817)

Shares issued upon conversion from other share class(es)	5,144,613	24,017,783

Shares purchased upon conversion into other share class(es)	(17,444,121)	(80,040,948)

Net increase (decrease) in shares outstanding	(179,284,733)	$(823,303,982)

Share Class	Shares	Amount

Year ended August 31, 2023:

Shares sold	660,076,349	$3,037,995,940

Shares issued in reinvestment of dividends and distributions	130,846,124	601,477,883

Shares purchased	(919,106,804)	(4,227,314,616)

Net increase (decrease) in shares outstanding before conversion	(128,184,331)	(587,840,793)

Shares issued upon conversion from other share class(es)	6,538,560	30,153,572

Shares purchased upon conversion into other share class(es)	(14,738,064)	(67,540,653)

Net increase (decrease) in shares outstanding	(136,383,835)	$(625,227,874)

Class R2

Year ended August 31, 2024:

Shares sold	2,553,713	$11,934,208

Shares issued in reinvestment of dividends and distributions	360,401	1,689,436

Shares purchased	(2,359,195)	(11,032,493)

Net increase (decrease) in shares outstanding	554,919	$2,591,151

Year ended August 31, 2023:

Shares sold	1,848,346	$8,500,940

Shares issued in reinvestment of dividends and distributions	494,223	2,267,665

Shares purchased	(5,429,984)	(24,893,573)

Net increase (decrease) in shares outstanding	(3,087,415)	$(14,124,968)

Class R4

Year ended August 31, 2024:

Shares sold	2,694,046	$12,594,544

Shares issued in reinvestment of dividends and distributions	408,020	1,911,825

Shares purchased	(2,323,598)	(10,870,225)

Net increase (decrease) in shares outstanding	778,468	$3,636,144

Year ended August 31, 2023:

Shares sold	2,380,952	$10,932,215

Shares issued in reinvestment of dividends and distributions	338,988	1,556,926

Shares purchased	(2,714,046)	(12,441,734)

Net increase (decrease) in shares outstanding	5,894	$47,407

Class R6

Year ended August 31, 2024:

Shares sold	694,076,933	$3,243,617,986

Shares issued in reinvestment of dividends and distributions	112,103,690	525,037,397

Shares purchased	(537,689,463)	(2,502,418,149)

Net increase (decrease) in shares outstanding before conversion	268,491,160	1,266,237,234

Shares issued upon conversion from other share class(es)	15,613,441	71,347,542

Shares purchased upon conversion into other share class(es)	(932,392)	(4,328,750)

Net increase (decrease) in shares outstanding	283,172,209	$1,333,256,026

Notes to Financial Statements (continued)

Share Class	Shares	Amount

Year ended August 31, 2023:

Shares sold	608,673,783	$2,797,671,446

Shares issued in reinvestment of dividends and distributions	100,505,725	461,124,295

Shares purchased	(640,402,963)	(2,940,709,978)

Net increase (decrease) in shares outstanding before conversion	68,776,545	318,085,763

Shares issued upon conversion from other share class(es)	12,009,890	54,847,768

Shares purchased upon conversion into other share class(es)	(1,898,012)	(8,709,747)

Net increase (decrease) in shares outstanding	78,888,423	$364,223,784

Short Duration High Yield Income

Share Class	Shares	Amount

Class A

Year ended August 31, 2024:

Shares sold	12,738,730	$105,020,636

Shares issued in reinvestment of dividends and distributions	2,896,961	23,912,117

Shares purchased	(15,529,114)	(127,808,883)

Net increase (decrease) in shares outstanding before conversion	106,577	1,123,870

Shares issued upon conversion from other share class(es)	4,534,616	37,471,651

Shares purchased upon conversion into other share class(es)	(2,249,276)	(18,711,226)

Net increase (decrease) in shares outstanding	2,391,917	$19,884,295

Year ended August 31, 2023:

Shares sold	11,771,670	$95,515,311

Shares issued in reinvestment of dividends and distributions	2,594,093	21,024,653

Shares purchased	(15,513,097)	(125,651,422)

Net increase (decrease) in shares outstanding before conversion	(1,147,334)	(9,111,458)

Shares issued upon conversion from other share class(es)	3,895,018	31,637,948

Shares purchased upon conversion into other share class(es)	(1,683,316)	(13,673,864)

Net increase (decrease) in shares outstanding	1,064,368	$8,852,626

Class C

Year ended August 31, 2024:

Shares sold	3,775,563	$31,192,438

Shares issued in reinvestment of dividends and distributions	1,100,117	9,074,592

Shares purchased	(4,079,182)	(33,521,552)

Net increase (decrease) in shares outstanding before conversion	796,498	6,745,478

Shares purchased upon conversion into other share class(es)	(3,673,632)	(30,354,885)

Net increase (decrease) in shares outstanding	(2,877,134)	$(23,609,407)

Share Class	Shares	Amount

Year ended August 31, 2023:

Shares sold	4,151,803	$33,686,375

Shares issued in reinvestment of dividends and distributions	1,151,055	9,327,237

Shares purchased	(5,734,528)	(46,445,149)

Net increase (decrease) in shares outstanding before conversion	(431,670)	(3,431,537)

Shares purchased upon conversion into other share class(es)	(3,150,424)	(25,559,808)

Net increase (decrease) in shares outstanding	(3,582,094)	$(28,991,345)

Class Z

Year ended August 31, 2024:

Shares sold	171,602,120	$1,413,876,035

Shares issued in reinvestment of dividends and distributions	28,043,496	231,554,988

Shares purchased	(186,125,921)	(1,531,640,487)

Net increase (decrease) in shares outstanding before conversion	13,519,695	113,790,536

Shares issued upon conversion from other share class(es)	2,825,851	23,454,665

Shares purchased upon conversion into other share class(es)	(9,170,845)	(75,118,088)

Net increase (decrease) in shares outstanding	7,174,701	$62,127,113

Year ended August 31, 2023:

Shares sold	253,215,379	$2,055,967,417

Shares issued in reinvestment of dividends and distributions	25,174,279	204,123,200

Shares purchased	(239,570,179)	(1,941,369,542)

Net increase (decrease) in shares outstanding before conversion	38,819,479	318,721,075

Shares issued upon conversion from other share class(es)	2,494,239	20,247,573

Shares purchased upon conversion into other share class(es)	(5,027,149)	(40,456,910)

Net increase (decrease) in shares outstanding	36,286,569	$298,511,738

Class R6

Year ended August 31, 2024:

Shares sold	19,759,540	$162,967,266

Shares issued in reinvestment of dividends and distributions	3,765,704	31,104,417

Shares purchased	(25,734,103)	(211,837,003)

Net increase (decrease) in shares outstanding before conversion	(2,208,859)	(17,765,320)

Shares issued upon conversion from other share class(es)	7,742,588	63,423,407

Shares purchased upon conversion into other share class(es)	(20,162)	(165,524)

Net increase (decrease) in shares outstanding	5,513,567	$45,492,563

Year ended August 31, 2023:

Shares sold	26,351,914	$213,568,965

Shares issued in reinvestment of dividends and distributions	4,591,118	37,184,174

Shares purchased	(79,759,284)	(647,059,788)

Net increase (decrease) in shares outstanding before conversion	(48,816,252)	(396,306,649)

Shares issued upon conversion from other share class(es)	3,623,971	29,048,364

Shares purchased upon conversion into other share class(es)	(153,289)	(1,243,303)

Net increase (decrease) in shares outstanding	(45,345,570)	$(368,501,588)

Notes to Financial Statements (continued)

8.	Borrowings

The RIC, on behalf of each Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/29/2023 - 9/26/2024	9/30/2022 – 9/28/2023
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Subsequent to the reporting period end, the SCA has been renewed and effective September 27, 2024 will provide a commitment of $1,200,000,000 through September 25, 2025. The commitment fee allocated to the Participating Funds will continue to be 0.15% of the unused portion of the SCA. The interest on borrowings under the renewed SCA will be paid monthly and at a per annum interest rate of 1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Funds did not utilize the SCA during the year ended August 31, 2024.

9.	Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	ESG High Yield	High Yield	Short Duration High Yield Income
Covenant-Lite	X	X	–
Credit	X	X	X
Debt Obligations	X	X	X
Derivatives	X	X	X
Economic and Market Events	X	X	X
Emerging Markets	X	X	X
ESG Methodology	X	–	–
Foreign Securities	X	X	X
Increase in Expenses	X	X	X
Interest Rate	X	X	X
Junk Bonds	X	X	X
Large Shareholder and Large Scale Redemption	X	X	X
Liquidity	X	X	X
Management	X	X	X
Market Disruption and Geopolitical	X	X	X
Market	X	X	X
New Fund	X	–	–

Covenant-Lite Risk: Some of the loans or debt obligations in which the Fund may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and

Notes to Financial Statements (continued)

total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

ESG Methodology Risk: Because the subadviser utilizes screens and other exclusionary tools in its ESG methodology, this may result in the Fund forgoing opportunities to make certain investments when it might otherwise be advantageous to do so, or sell investments based on its ESG methodology criteria when it might be otherwise disadvantageous for it to do so. In evaluating an issuer, the subadviser is dependent upon information and data, including from third party data providers, that may be incomplete, inaccurate, or unavailable, or that may present conflicting information and data with respect to an issuer, which in each case could cause the subadviser to incorrectly assess an issuer’s business practices with respect to ESG. Issuers that are a assigned a higher ESG Impact Rating by the subadviser may underperform similar issuers that have a lower ESG Impact Rating and/or may underperform the market as a whole. As a result, the Fund may underperform funds that do not screen or score companies based on ESG factors or funds that use a different ESG methodology. ESG Impact Ratings are inherently subjective and the subadviser’s assessment of an issuer, based on the issuer’s level of involvement in a particular industry or the issuer’s ESG Impact Ratings may differ from that of other funds or an investor. As a result, the Fund may invest in issuers that do not reflect the beliefs or values of any particular investor and may not be deemed to exhibit positive or favorable ESG characteristics if different metrics were used to evaluate them.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located

Notes to Financial Statements (continued)

outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be elevated. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risks: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures

Notes to Financial Statements (continued)

of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

New Fund Risk: The Fund recently commenced operations. As a new and relatively small fund, the Fund’s performance may not represent how the Fund is expected to or may perform in the long term if it becomes larger and after it has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, either of which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable for all shareholders. Such a liquidation could result in transaction costs and have negative tax consequences for shareholders.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Prudential Investment Portfolios, Inc. 15 and Shareholders of PGIM ESG High Yield Fund, PGIM High Yield Fund and PGIM Short Duration High Yield Income Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PGIM ESG High Yield Fund, PGIM High Yield Fund and PGIM Short Duration High Yield Income Fund (constituting Prudential Investment Portfolios, Inc. 15, hereafter collectively referred to as the “Funds”) as of August 31, 2024, the related statements of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein in the period ended August 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of August 31, 2024, the results each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2024 and each of the financial highlights for each of the periods indicated therein in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the PGIM High Yield Fund and PGIM Short Duration High Yield Income Fund as of and for the year ended August 31, 2020 and the financial highlights for each of the periods ended on or prior to August 31, 2020 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated October 15, 2020 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

October 22, 2024

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies-None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – Included as part of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM ESG High Yield Fund1 (the “Fund”) consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM Limited (“PGIML”) and PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on May 28 and June 4-6, 2024 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2025, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIML and PGIM Fixed Income. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadvisers, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve an

[1]	PGIM ESG High Yield Fund is a series of Prudential Investment Portfolios, Inc. 15.

PGIM ESG High Yield Fund

Approval of Advisory Agreements (continued)

agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments, PGIML and PGIM Fixed Income, which serve as the Fund’s subadvisers pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIML and PGIM Fixed Income. The Board noted that PGIML and PGIM Fixed Income are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadvisers for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadvisers. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIML and PGIM Fixed Income, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreement.

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The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIML and PGIM Fixed Income, and also considered the qualifications, backgrounds and responsibilities of the PGIML and PGIM Fixed Income portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIML’s, PGIM Investments’ and PGIM Fixed Income’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIML and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to each of PGIM Investments, PGIML and PGIM Fixed Income.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIML and PGIM Fixed Income, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIML and PGIM Fixed Income under the management and subadvisory agreement.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments for the year ended December 31, 2023 exceeded the management fees received by PGIM Investments, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the

PGIM ESG High Yield Fund

Approval of Advisory Agreements (continued)

effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIML and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIML, PGIM Fixed Income and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments association with the Fund. The Board concluded that the potential benefits to be derived by PGIML and PGIM Fixed Income included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments, PGIML and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-year period ended December 31, 2023. The Board considered that the Fund commenced operations in 2021 and that longer-term performance was not available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended August 31, 2023. The Board considered the

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management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

●	The Board noted that the Fund underperformed its benchmark index over the one-year period.
●	The Board considered that the Fund commenced operations on December 8, 2021 and that longer-term performance was not available.
●

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses) caps the Fund’s annual operating expenses at 0.80% for Class A shares, 1.50% for Class C shares, 0.54% for Class Z shares, and 0.41% for Class R6 shares through December 31, 2024.

●

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

PGIM ESG High Yield Fund

Approval of Advisory Agreements (continued)

●

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to allow the Fund to develop a longer performance record and to renew the agreements.

●	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

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Approval of Advisory Agreements

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM High Yield Fund1 (the “Fund”) consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM Limited (“PGIML”) and PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on May 28 and June 4-6, 2024 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2025, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIML and PGIM Fixed Income. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadvisers, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve an

[1]	PGIM High Yield Fund is a series of Prudential Investment Portfolios, Inc. 15.

PGIM High Yield Fund

Approval of Advisory Agreements (continued)

agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments, PGIML and PGIM Fixed Income, which serve as the Fund’s subadvisers pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIML and PGIM Fixed Income. The Board noted that PGIML and PGIM Fixed Income are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadvisers for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadvisers. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIML and PGIM Fixed Income, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreement.

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The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIML and PGIM Fixed Income, and also considered the qualifications, backgrounds and responsibilities of the PGIML and PGIM Fixed Income portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIML’s, PGIM Investments’ and PGIM Fixed Income’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIML and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to each of PGIM Investments, PGIML and PGIM Fixed Income.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIML and PGIM Fixed Income, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIML and PGIM Fixed Income under the management and subadvisory agreement.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’

PGIM High Yield Fund

Approval of Advisory Agreements (continued)

investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIML and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIML, PGIM Fixed Income and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments association with the Fund. The Board concluded that the potential benefits to be derived by PGIML and PGIM Fixed Income included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments, PGIML and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended August 31, 2023. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by

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Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	2nd Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

●

The Board noted that the Fund outperformed its benchmark index over the ten-year period, equaled its benchmark index over the five-year period, and underperformed its benchmark index over the other periods.

●	The Board also noted that the Fund outperformed its benchmark index in six out of the last ten calendar years gross of fees.
●

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses) limits transfer agency, shareholder servicing, sub-transfer agency and blue sky fees to the extent that such fees cause total annual operating expenses to exceed 0.91% for Class R2 shares and 0.66% for Class R4 shares through December 31, 2024.

●

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

PGIM High Yield Fund

Approval of Advisory Agreements (continued)

●	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
●	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

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Approval of Advisory Agreements

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Short Duration High Yield Income Fund1 (the “Fund”) consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”), the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”), on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”), and the Fund’s sub-subadvisory agreement with PGIM Limited (“PGIML”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on May 28 and June 4-6, 2024 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2025, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIML, PGIM, and, where appropriate, affiliates of PGIM. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments, the subadviser and, as relevant, its affiliates, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be

[1]	PGIM Short Duration High Yield Income Fund is a series of Prudential Investment Portfolios, Inc. 15.

PGIM Short Duration High Yield Income Fund

Approval of Advisory Agreements (continued)

shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, between PGIM Investments and PGIM, which, through its PGIM Fixed Income unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, and between PGIM and PGIML, which serves as the Fund’s sub-subadviser pursuant to the terms of a sub-subadvisory agreement with PGIM, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM Fixed Income, and PGIML. The Board noted that PGIM Fixed Income and PGIML are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser and sub-subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator of the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadviser and sub-subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser and sub-subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income and PGIML, including investment research and security selection, as well as adherence to the Fund’s investment

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restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser and sub-subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser and sub-subadviser, to renew the subadvisory and sub-subadvisory agreements.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIM Fixed Income, and PGIML, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, PGIM Fixed Income’s, and PGIML’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIM Fixed Income, and PGIML. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments, PGIM Fixed Income, and PGIML.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments, the subadvisory services provided to the Fund by PGIM Fixed Income, and the sub-subadvisory services provided by PGIML, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIM Fixed Income, and PGIML under the management, subadvisory and sub-subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted

PGIM Short Duration High Yield Income Fund

Approval of Advisory Agreements (continued)

that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIM Fixed Income, and PGIML

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income, and PGIML and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income and PGIML included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments, PGIM Fixed Income, and PGIML were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three- five-, and ten-year periods ended December 31, 2023.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended August 31, 2023. The Board considered the

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management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	1st Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

●	The Board noted that the Fund outperformed its benchmark index over the three-, five-, and ten-year periods and underperformed its benchmark index over the one-year period.
●

The Board and PGIM Investments agreed to retain the existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.00% for Class A shares, 1.75% for Class C shares, 0.70% for Class R6 shares, and 0.75% for Class Z shares through December 31, 2024.

●

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

PGIM Short Duration High Yield Income Fund

Approval of Advisory Agreements (continued)

●	The Board concluded that it, in light of the above, would be in the best interests of the Fund and its shareholders to renew the agreements.
●	The Board concluded that the management fees (including subadvisory and sub- subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

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Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 –	Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 –	Exhibits

(a)(1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.
(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 15

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	October 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	October 22, 2024

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	October 22, 2024